    As filed with the Securities and Exchange Commission on February__, 1996

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ x ]
  File No. 33-53690

    Pre-Effective Amendment No.                                    [   ]

    Post-Effective Amendment No.    7                              [ x ]

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ x ]
  File No. 811-7310

  Amendment No.    5                                               [ x ]

ARK Funds
(Exact Name of Registrant as Specified in Charter)

CT Corporation, 2 Oliver Street, Boston, MA 02109
(Address of Principal Executive Office)

Registrant's Telephone Number
610-254-1000

Mr. Richard J. Shoch
Vice President and Secretary
ARK Funds
680 East Swedesford Road
Wayne, PA 19087
(Name and Address of Agent for Service)

Copies to:
Alan C. Porter, Esq.
Piper & Marbury, L.L.P.
1200 Nineteenth St., N.W.
Washington, D.C. 20036

It is proposed that this filing will become effective:

( )   Immediately upon filing pursuant to paragraph (b) of Rule 485
( )   On (  ) pursuant to paragraph (b) of Rule 485
( )   60 days after filing pursuant to paragraph (a)(i)
( )   On (April _, 1995) pursuant to paragraph (a)(ii)
(x)   75 days after filing pursuant to paragraph (a)(ii)
( )   On  (_________, 1996) pursuant to paragraph (a)(iii) of Rule 485.

The Registrant hereby elects to register an indefinite number of shares of beneficial interest of its U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio, Special Equity Portfolio, and Maryland Tax-Free Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant has previously elected to register an indefinite number of shares. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on June 30, 1995.

                                    Page 1 of

                                    ARK FUNDS

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 7



                                                           Page

Facing Sheet

Table of Contents

Part A Cross Reference Sheet for Institutional Class

Prospectus for Institutional Class

Part A Cross Reference Sheet for Institutional  II Class

Prospectus for Institutional II Class

Part A Cross Reference Sheet for Retail Class

Prospectus for Retail Class

Part B Cross Reference Sheet for Institutional Class and Institutional II Class

Statement of Additional Information for Institutional Class and Institutional II Class

Part B Cross Reference Sheet for Retail Class

Statement of Additional Information for Retail Class

Part C

Signature Page

Exhibit Index



                         ARK FUNDS: INSTITUTIONAL CLASS

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                         TAX-FREE MONEY MARKET PORTFOLIO
                          SHORT-TERM TREASURY PORTFOLIO
                                INCOME PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                           BLUE CHIP EQUITY PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                            SPECIAL EQUITY PORTFOLIO
                           MARYLAND TAX-FREE PORTFOLIO

                              CROSS REFERENCE SHEET


Form N-1A Item Number

Part A                        Prospectus Caption

1 .........................   Cover Page
2 .........................   Summary of Portfolio Expenses
3 a,b......................   Financial Highlights
  c........................   Performance
4 a(i).....................   General Information
  a(ii),b,c................   Investment Objectives, Policies
                              and Risk Considerations

5 a,b,c,d,e,f..............   Management of the Fund
  g........................   Portfolio Transactions and Valuation
5A                            *
6 a........................   General Information
  b,c,d....................   *
  e........................   General Information
  f,g......................   Portfolio Transactions and Valuations,
                              Tax Matters
  h........................   General Information
7 a........................   Purchases, Exchanges and Redemptions
  b(i),(ii)................   Portfolio Transactions and Valuations
  b(iii,iv,v),c............   *
  d........................   Purchases, Exchanges and Redemptions
  e, f(i),(ii).............   Management of the Fund
  f(iii)...................   *
8 .........................   Purchases, Exchanges and Redemptions
9 .........................   *

* Not Applicable

                                    [LOGO]

                                   THE ARK
                                    FUNDS



                                    [LOGO]



                                    [LOGO]



                                    [LOGO]







                             INSTITUTIONAL CLASS
                                  PROSPECTUS

ARK FUNDS -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PROSPECTUS

FEBRUARY 26, 1996

--------------------------------------------------------------------------------

ARK Funds (the "Fund") is a registered open-end management investment company that offers eleven diversified investment portfolios and one non-diversified investment portfolio. These twelve investment portfolios encompass a selection of money market, fixed-income, equity and international portfolios (the "Portfolios"). The First National Bank of Maryland ("First Maryland") serves as investment advisor to the Portfolios, with the exception of International Equity Portfolio, which is advised by AIB Investment Managers Limited ("AIB I.M."), an affiliate of First Maryland.

Shares of the Institutional Class of each of the Portfolios (the "Shares") are offered through this Prospectus. The Shares are offered only to individuals, institutions and other entities that have established trust, custodial or money management relationships with First Maryland or its affiliated banks (including Allied Irish Banks, p.l.c. and its affiliates) or correspondent banks of First Maryland or their affiliated banks. Investments in the Shares are made at net asset value without a sales charge. A brief description of each Portfolio follows.

U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, AND MONEY MARKET PORTFOLIO each seek to maximize current income and provide liquidity and security of principal. Each Portfolio seeks to maintain a constant net asset value per share of $1.00.

TAX-FREE MONEY MARKET PORTFOLIO seeks to provide a high level of interest income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. This Portfolio seeks to maintain a constant net asset value per share of $1.00.

An investment in a money market Portfolio is neither insured nor guaranteed by the U.S. government. There can be no assurance that any money market Portfolio will maintain a stable net asset value per share of $1.00.

SHORT-TERM TREASURY PORTFOLIO seeks to provide current income, with a secondary objective of stability of principal, by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government, with a secondary objective of stability of principal.

INCOME PORTFOLIO seeks to provide a high level of current income with a secondary objective of capital growth, consistent with reasonable risk, by investing primarily in a broad range of fixed-income securities within the standards of quality and maturity prescribed.

GROWTH AND INCOME PORTFOLIO seeks to achieve long-term total returns from both capital appreciation and current income by investing in a broad range of stocks, bonds, and cash equivalents.


BLUE CHIP EQUITY PORTFOLIO seeks to achieve long-term capital appreciation by investing primarily in equity securities of established, large capitalization companies.


CAPITAL GROWTH PORTFOLIO seeks to achieve long-term capital appreciation by investing primarily in common stock and securities convertible into common stock.

INTERNATIONAL EQUITY PORTFOLIO seeks to achieve long-term capital growth and to maximize total returns by investing primarily in foreign equity securities.

SPECIAL EQUITY PORTFOLIO seeks to achieve capital appreciation by investing primarily in securities of companies believed by First Maryland to be "special equities." "Special equities" include equity securities of: (1) a company with a market capitalization of $1.2 billion or less at the time of the Portfolio's investment and deemed by the Portfolio manager to have above average growth potential; or (2) a company experiencing a "special situation"; that is, an unusual and possibly non-repetitive development taking place in that company.

MARYLAND TAX-FREE PORTFOLIO seeks to achieve high current income that is free from federal income tax and the Maryland state and county income taxes by investing primarily in municipal securities.


This Prospectus is designed to provide investors with information that they should know before investing. Please read and retain this document for future reference. A Statement of Additional Information (SAI) (dated February 26, 1996) and the Financial Statements (including portfolio listing) for the fiscal period ended April 30, 1995 and the semi-annual period ended October 31, 1995 have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. This Statement and the Annual Report and Semi-Annual Report are available upon request without charge by calling 1-800-624-4116.



SHARES OF ARK FUNDS ARE NOT DEPOSITS, OTHER OBLIGATIONS OF OR GUARANTEED BY THE BANK OR ANY DEPOSITARY INSTITUTION; THEY ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY; AND THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


Summary of Portfolio Expenses..........................      2
Financial Highlights...................................      4
Investment Objectives, Policies and Risk
 Considerations........................................      8
Performance............................................     21
Portfolio Transactions and Valuation...................     22
Purchases, Exchanges and Redemptions...................     24
Management of the Fund.................................     28
Banking Law Matters....................................     31
Tax Matters............................................     32
General Information....................................     35
Appendix...............................................     35


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

     The expense summary format below was developed for use by all mutual funds to help investors make their investment decisions. Investors should consider this expense information along with other important information, including each Portfolio's investment objectives, performance (if any) and financial highlights.

A. ANNUAL INSTITUTIONAL CLASS OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):
--------------------------------------------------------------------------------


                                                                                            TOTAL
                                                              ADVISORY       OTHER        OPERATING
                                                                FEE         EXPENSES      EXPENSES
                                                              --------      --------      ---------
U.S. Treasury Money Market Portfolio.......................      .19%*         .18%           .37%*
U.S. Government Money Market Portfolio.....................      .14%*         .18%           .32%*
Money Market Portfolio.....................................      .10%*         .15%*          .25%*
Tax-Free Money Market Portfolio............................      .08%*         .14%*          .22%*
Short-Term Treasury Portfolio..............................      .30%*         .25%           .55%*
Income Portfolio...........................................      .50%          .24%           .74%
Growth and Income Portfolio................................      .55%          .22%           .77%
Blue Chip Equity Portfolio.................................      .00*          .65%*          .65%*
Capital Growth Portfolio...................................      .00***        .25%           .25%*
International Equity Portfolio.............................      .56%*         .99%          1.55%**
Special Equity Portfolio...................................      .60%          .34%           .94%
Maryland Tax-Free Portfolio (1)............................      .50%          .24%           .74%


  * After applicable waivers.

 ** This figure reflects the 1.55% cap for International Equity Portfolio. See
    Note A below.

*** The .60% advisory fee for Capital Growth Portfolio has been waived through the end of 1996.

(1) This Portfolio's Institutional Class has not commenced operations as of the date of this Prospectus.

B. EXAMPLE: An investor would pay the following expenses on a $1,000 investment in the Shares, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) fee waivers continue at the same levels for each time period.
--------------------------------------------------------------------------------


                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                         ------      -------      -------      --------
U.S. Treasury Money Market Portfolio..................     $ 4         $12          $21          $ 47
U.S. Government Money Market Portfolio................       3          10           18            41
Money Market Portfolio................................       3           8           14            32
Tax-Free Money Market Portfolio.......................       2           7           12            28
Short-Term Treasury Portfolio.........................       6          18           31            69
Income Portfolio......................................       8          24           41            92
Growth and Income Portfolio...........................       8          25           43            95
Blue Chip Equity Portfolio............................       7          21           36            81
Capital Growth Portfolio..............................       3           8           14            32
International Equity Portfolio........................      16          49           84           185
Special Equity Portfolio..............................      10          30           52           115
Maryland Tax-Free Portfolio...........................       8          24           41            92


--------------------------------------------------------------------------------

     EXPLANATION OF TABLE: The purpose of the table is to assist investors in understanding the various costs and expenses that an investor in the Shares would bear directly or indirectly as a result of an investment in the Shares. (For a more complete discussion of the various costs and expenses, see "Management of the Fund.") As more fully described under the heading "Purchases, Exchanges and Redemptions," the Shares are currently available only to clients of First Maryland or its affiliated banks who have established trust, custodial or money management relationships with First Maryland, its affiliated banks (including Allied Irish Banks, p.l.c. and its affiliates) or correspondent banks of First Maryland or their affiliated banks. Such relationships may involve the payment of account or service fees not reflected in the table above.


     A. ANNUAL OPERATING EXPENSES are based on the Institutional Class' estimated expenses for the year. Advisory Fees are paid by each Portfolio to First Maryland or AIB I.M. (in the case of International Equity Portfolio) for managing its investments. The Institutional Class incurs other expenses for certain administrative services such as maintaining shareholder records, furnishing shareholder statements and reports, and for other services.


     AIB I.M. has voluntarily agreed to waive its advisory fee or reimburse other expenses of International Equity Portfolio in order to limit its total expense ratio to 1.55% of the Portfolio's average daily net assets, subject to annual review and termination by AIB I.M. Had AIB I.M. not agreed to limit the Portfolio's expenses, the Advisory Fee, Other Expenses, and Total Operating Expenses for International Equity Portfolio would have been .80%, .99%, and 1.79%, respectively. See "Investment Advisors" for further information.

     First Maryland has voluntarily agreed to waive 0.6% of its advisory fees for U.S. Treasury Money Market Portfolio, .11% of its advisory fee for U.S. Government Money market Portfolio, .15% of its advisory fee for Money Market Portfolio, .17% of its advisory fee for Tax-Free Money Market Portfolio, .05% of its advisory fee for Short-Term Treasury Portfolio, .60% of its advisory fee for Blue Chip Equity Portfolio and .60% of its advisory fee for Capital Growth Portfolio. SEI Financial

Management Corporation has voluntarily agreed to waive .018% of its administration fee for Money Market Portfolio and .033% of its administration fee for Tax-Free Money Market Portfolio and .13% of its administration fee for Blue Chip Equity Portfolio. There can be no assurance that fee and expense waivers will continue at the stated levels or otherwise during the current fiscal year. Expenses eligible for waiver do not include interest, taxes, brokerage commissions (if any), or extraordinary expenses. Absent such waivers, Advisory Fees, Other Expenses and Total Operating Expenses would have been:
 .25%, .18% and .43% (U.S. Treasury Money Market Portfolio); .25%, .18% and .43% (U.S. Government Money Market Portfolio); .25%, .17% and .42% (Money Market Portfolio); .25%, .17% and .42% (Tax-Free Money Market Portfolio); .35%, .25% and .60% (Short-Term Portfolio); .60%, .78% and 1.38% (Blue Chip Equity Portfolio); and .60%, .25% and .85% (Capital Growth Portfolio).


     Advisory Fees and Other Expenses are reflected in share prices of or dividends on the Institutional Class of each Portfolio and are not charged directly to individual shareholder accounts.

     B. EXAMPLE. The Example assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Institutional Class Operating Expenses" remain the same in the years shown. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The following tables provide information about the financial history of the Institutional Class of each Portfolio, except for Short-Term Treasury Portfolio and Blue Chip Equity Portfolio, the Institutional Classes of which are expected to commence operations on or about the date of this Prospectus, and Special Equity Portfolio and Maryland Tax-Free Portfolio, the Institutional Classes of which have not yet commenced operations as of the date of this Prospectus. These tables express the information in terms of a single share outstanding throughout the period. The data for the fiscal period ended April 30, 1995 has been audited by KPMG Peat Marwick L.L.P., independent accountants for the Fund. Their report on the financial statement and financial highlights is included in the Annual Report, which is incorporated by reference into the Statement of Additional Information. The data for the fiscal period ended October 31, 1995 is unaudited.

                                   MONEY MARKET PORTFOLIO                              TAX-FREE MONEY MARKET PORTFOLIO
                    -----------------------------------------------------   -----------------------------------------------------
                                     Institutional Class                                     Institutional Class
                    -----------------------------------------------------   -----------------------------------------------------
                    Six months ended                       Period from      Six months ended                       Period from
                    October 31, 1995     Year ended      June 14, 1994**    October 31, 1995     Year ended      June 14, 1993**
                      (Unaudited)      April 30, 1995   to April 30, 1994     (Unaudited)      April 30, 1995   to April 30, 1994
                    ----------------   --------------   -----------------   ----------------   --------------   -----------------
SELECTED PER-SHARE
 DATA
Net asset value,
 beginning of
 period.............     $  1.000         $  1.000          $   1.000           $  1.000          $  1.000           $ 1.000
                        --------       --------------        --------            -------           -------           -------
Income from
 investment
 operations:
Net interest
 income.............        0.029            0.050              0.028              0.019             0.032             0.019
Distributions:
Net interest
 income.............       (0.029)          (0.050)            (0.028)            (0.019)           (0.032)           (0.019)
                        --------       --------------        --------            -------           -------           -------
Net asset value, end
 of period..........     $  1.000         $  1.000          $   1.000           $  1.000          $  1.000             1.000
                        ========       ==============       =========           ========          ========           =======
TOTAL RETURN........         2.98%+#          5.13%+             2.80%+#            1.87%+#           3.24%+            1.87%+#
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period
 (thousands)........     $309,552         $277,859          $ 197,162           $ 89,107          $ 64,112           $66,692
Ratio of expenses to
 average daily net
 assets(1)..........         0.25%*           0.20%              0.26%*             0.23%*            0.22%             0.35%*
Ratio of net
 interest income to
 average daily net
 assets.............         5.82%*           5.13%              3.16%*             3.64%*            3.21%             2.10%*
---------------
(1) During the
    period, certain
    fees were
    voluntarily
    waived. The
    ratio of
    expenses to
    average daily
    net assets had
    such waivers not
    occurred is as
    follows:........         0.46%*           0.46%              0.52%*             0.48%*            0.47%             0.53%*



                                      INCOME PORTFOLIO                                   GROWTH AND INCOME PORTFOLIO
                    -----------------------------------------------------   -----------------------------------------------------
                                     Institutional Class                                     Institutional Class
                    -----------------------------------------------------   -----------------------------------------------------
                    Six months ended                       Period from      Six months ended                       Period from
                    October 31, 1995     Year ended      July 19, 1993**    October 31, 1995     Year ended      June 14, 1993**
                      (Unaudited)      April 30, 1995   to April 30, 1994     (Unaudited)      April 30, 1995   to April 30, 1994
                    ----------------   --------------   -----------------   ----------------   --------------   -----------------
SELECTED PER-SHARE
 DATA
Net asset value,
 beginning of
 period.............     $   9.60         $   9.61          $   10.00           $  10.04          $  10.16           $ 10.00
                         -------           -------            -------            -------           -------            -------
Income from
 investment
 operations:
Net interest
 income.............         0.36             0.58               0.38               0.21              0.33              0.19
Net realized and
 unrealized gain
 (loss) on
 investments........         0.44             0.02              (0.38)              0.91              0.03              0.17
                         -------           -------            -------            -------           -------            -------
Total from
 investment
 operations.........         0.80             0.60               0.00               1.12              0.36              0.36
                         -------           -------            -------            -------           -------            -------
Distributions:
Net interest
 income.............        (0.35)           (0.58)             (0.38)             (0.22)            (0.29)            (0.19)
Net realized gain...         0.00            (0.03)             (0.01)              0.00             (0.19)            (0.01)
                         -------           -------            -------            -------           -------            -------
Total
 distributions......        (0.35)           (0.61)             (0.39)             (0.22)            (0.48)            (0.20)
                         -------           -------            -------            -------           -------            -------
Net asset value, end
 of period..........     $  10.05         $   9.60          $    9.61           $  10.94          $  10.04           $ 10.16
                         =======           =======            =======            =======           =======           =======
TOTAL RETURN........         8.53%#           6.53%             (0.08)%#           11.09%#            3.75%             3.56%#
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period
 (thousands)........     $ 88,070         $ 66,441          $  54,289           $100,308          $ 91,039           $88,208
Ratio of expenses to
 average daily net
 assets.............         0.73%*           0.74%              0.77%*             0.77%*            0.77%             0.81%*
Ratio of net
 interest income to
 average daily net
 assets.............         7.12%*           6.15%              4.90%*             3.86%*            3.32%             2.41%*
Portfolio turnover
 rate...............           76%*             73%                20%*              116%*              81%               37%*

                            U.S. TREASURY MONEY MARKET PORTFOLIO                   U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                    -----------------------------------------------------   -----------------------------------------------------
                                     Institutional Class                                     Institutional Class
                    -----------------------------------------------------   -----------------------------------------------------
                    Six months ended                       Period from      Six months ended                       Period from
                    October 31, 1995     Year ended      June 14, 1993**    October 31, 1995     Year ended      June 14, 1993**
                      (Unaudited)      April 30, 1995   to April 30, 1994     (Unaudited)      April 30, 1995   to April 30, 1994
                    ----------------   --------------   -----------------   ----------------   --------------   -----------------
SELECTED PER-SHARE
 DATA
Net asset value,
 beginning of
 period.............     $  1.000         $  1.000          $   1.000           $  1.000          $  1.000          $   1.000
                        --------       --------------        --------           --------       --------------        --------
Income from
 investment
 operations:
Net interest
 income.............        0.027            0.045              0.025              0.029             0.049              0.027
Distributions:
Net interest
 income.............       (0.027)          (0.045)            (0.025)            (0.029)           (0.049)            (0.027)
                        --------       --------------        --------           --------       --------------        --------
Net asset value, end
 of period..........     $  1.000         $  1.000          $   1.000           $  1.000          $  1.000              1.000
                        =========      ===============       ========           ========       ==============        ========
TOTAL RETURN........         2.73%+#          4.60%+             2.48%+#            2.90%+#           5.00%+             2.70%+#
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period
 (thousands)........     $258,329         $221,069          $ 138,826           $796,940          $651,113          $ 271,437
Ratio of expenses to
 average daily net
 assets(1)..........         0.35%*           0.38%              0.43%*             0.29%*            0.25%              0.35%*
Ratio of net
 interest income to
 average daily net
 assets.............         5.37%*           4.59%              2.80%*             5.68%*            5.09%              3.03%*
---------------
(1) During the
    period, certain
    fees were
    voluntarily
    waived. The
    ratio of
    expenses to
    average daily
    net assets had
    such waivers not
    occurred is as
    follows:........         0.45%*           0.47%              0.51%*             0.45%*            0.47%              0.62%*



                                                CAPITAL GROWTH PORTFOLIO                       INTERNATIONAL EQUITY PORTFOLIO
                                 -------------------------------------------------------   --------------------------------------
                                                   Institutional Class                              Institutional Class
                                 -------------------------------------------------------   --------------------------------------
                                 Six months ended                        Period from       Six months ended       Period from
                                 October 31, 1995     Year ended       July 19, 1993**     October 31, 1995   December 30, 1994**
                                   (Unaudited)      April 30, 1995    to April 30, 1994      (Unaudited)       to April 30, 1995
                                 ----------------   --------------   -------------------   ----------------   -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
 period..........................     $  10.20         $  10.19            $ 10.00              $10.13              $ 10.00
                                      -------           -------            -------              ------               ------
Income from investment
 operations:
Net investment income............         0.07             0.14               0.06                0.03                 0.03
Net realized and unrealized gain
 on investments..................         0.68             0.16               0.21                0.18                 0.10
                                      -------           -------            -------              ------               ------
Total from investment
 operations......................         0.75             0.30               0.27                0.21                 0.13
                                      -------           -------            -------              ------               ------
Distributions:
Net investment income............        (0.06)           (0.11)             (0.03)              (0.03)                  --
Net realized gain................        (0.01)           (0.18)             (0.05)                 --                   --
                                      -------           -------            -------              ------               ------
Total Distributions..............        (0.07)           (0.29)             (0.08)                 --                   --
Net asset value, end of period...     $  10.88         $  10.20            $ 10.19              $10.31              $ 10.13
                                      ========          =======            =======              ======              =======
TOTAL RETURN.....................         7.13%+#          3.15%+             2.66%+#             1.78%+#              1.30%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (thousands).....................     $ 44,355         $ 41,170            $52,233              $3,152              $ 2,940
Ratio of expenses to average
 daily net assets(1).............         0.26%*           0.74%              0.87%*              1.55%*               1.55%*
Ratio of net interest income to
 average daily net assets........         1.31%*           1.35%              0.78%*              0.55%*               0.97%*
Portfolio turnover rate..........          733%*            182%                41%*                42%*                  2%*
---------------
(1) During the period, certain
    fees were voluntarily waived.
    The ratio of expenses to
    average daily net assets had
    such waivers not occurred is
    as follows:..................         0.86%*           0.85%              0.87%*              3.23%*               5.35%*

                                                                                                        SPECIAL EQUITY PORTFOLIO
                                                                                                        -------------------------
                                                                                                           Institutional Class
                                                                                                        -------------------------
                                                                                                               Period from
                                                                                                             July 13, 1995**
                                                                                                           to October 31, 1995
                                                                                                               (Unaudited)
                                                                                                        -------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..................................................................           $ 10.00
                                                                                                                 -------
Income from investment operations:
Net investment income.................................................................................              0.01
Net realized and unrealized gain on investments.......................................................              1.12
                                                                                                                 -------
Total from investment operations......................................................................              1.13
                                                                                                                 -------
Net asset value, end of period........................................................................           $ 11.13
                                                                                                                 =======
TOTAL RETURN..........................................................................................             11.30%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).................................................................           $ 8,029
Ratio of expenses to average daily net assets.........................................................              1.25%*
Ratio of net investment income to average daily net assets............................................              0.60%*
Portfolio turnover rate...............................................................................               737%*
---------------
   * Annualized
  ** Commencement of operations
   + Total return does not include the one time sales charge for the
     Retail Class.
     Total return would have been lower had certain expenses not been reimbursed during the period.
   # Total return for periods of less than one year are not
     annualized.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     The Fund currently consists of twelve investment Portfolios with a variety of investment objectives and policies. First Maryland or AIB I.M. (in the case of International Equity Portfolio) provides a continuous investment program in accordance with each Portfolio's investment objective and policies. Except for each Portfolio's investment objective and those policies identified as fundamental, each Portfolio's policies are not fundamental. Non-fundamental policies may be changed without shareholder approval. Further information relating to the types of securities in which each Portfolio may invest and the investment policies of each Portfolio in general is set forth in the Appendix to this Prospectus. As is the case with any investment in securities, an investment in a Portfolio involves certain risks and there can be no assurance a Portfolio will achieve its investment objective. Each Portfolio can use various techniques to manage its investment exposure. These techniques may involve derivative transactions. By itself, no one Portfolio constitutes a balanced investment plan. From time to time, a Portfolio, to the extent consistent with its investment objective, policies, restrictions and applicable law, may invest in securities of companies with which First Maryland and/or its affiliates has a lending relationship. The lending relationship will not be a factor in the selection of securities.

     U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO AND TAX-FREE MONEY MARKET PORTFOLIO (THE "ARK MONEY MARKET PORTFOLIOS") each seek to maximize current income and provide liquidity and security of principal by investing in high-quality, short-term, U.S. dollar-denominated instruments determined by First Maryland to present minimal credit risks in accordance with guidelines adopted by the Fund's Board of Trustees (the "Board"). The ARK Money Market Portfolios each will seek to maintain a net asset value per share ("NAV") of $1.00, will limit its investments to securities with remaining maturities of 397 days or less, and will maintain a dollar-weighted average maturity of 90 days or less. In determining a security's maturity for purposes of calculating the Portfolios' average maturity, estimates of the expected time for principal to be paid may be used. An estimated maturity can be substantially shorter than its stated final maturity.

     Although the ARK Money Market Portfolios' policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were large enough, a Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of U.S. TREASURY MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government and thus constitute direct obligations of the United States. As a non-fundamental policy, the Portfolio will invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and will limit its investments to U.S. Treasury obligations that pay interest that is specifically exempt from state and local taxes under federal law.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of U.S. GOVERNMENT MONEY MARKET PORTFOLIO is to maximize current income and provide security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities"), or in repurchase agreements backed by such instruments. As a non-fundamental policy, 100% of the Portfolio's total assets will be invested in U.S. Government Securities, and in repurchase agreements collateralized by such securities. U.S. Government Securities include U.S. Treasury bills, notes, and bonds, and obligations issued by federal agencies such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association and the Small Business Administration. Obligations issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities include instruments issued by the Federal Home Loan Bank, Federal Farm Credit Bank and Federal National Mortgage Association. The Portfolio may enter into when-issued or delayed-delivery transactions. The Portfolio normally may not invest more than 5% of its total assets in the securities (other than U.S. Government Securities) of any single issuer. Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for up to three days.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in a broad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). Such Money Market Instruments include, but are not limited to: U.S. Government Securities; custodial receipts evidencing future interest or principal payments on U.S. Government Securities; obligations of domestic or foreign banks including bankers' acceptances, time deposits and certificates of deposit ("CDs"); commercial paper (including variable and floating rate instruments); corporate obligations; and asset-backed securities and indexed securities each with 397 days or less remaining to maturity. Money Market Portfolio may invest more than 25% of its total assets in certain obligations of domestic banks. Money Market Portfolio may engage in repurchase and reverse repurchase agreements and may enter into when-issued or delayed-delivery transactions. The Portfolio normally may not invest more than 5% of its total assets in the securities (other than U.S. Government Securities) of any single issuer. Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for up to three days.

     The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. See the Appendix for more information.

     At least 95% of the assets of Money Market Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Fund's Board.

TAX-FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of TAX-FREE MONEY MARKET PORTFOLIO is to provide a high level of interest income by investing primarily in high-quality municipal obligations that are exempt from federal income taxes. The Portfolio attempts to invest 100% of its assets in securities exempt from federal income tax (not including the alternative minimum tax), and maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax.

     The Portfolio invests in high quality, short-term municipal securities but also may invest in high quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) that have demand features or interest rate adjustment features that result in interest rates, maturities, and prices similar to short-term instruments. The Portfolio's investments in municipal securities may include tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. The Portfolio may enter into when-issued and delayed-delivery transactions and may purchase securities that are subject to restrictions on resale.

     Municipal securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. First Maryland monitors the financial condition of parties (including insurance companies, banks, and corporations) whose creditworthiness is relied upon in determining the credit quality of securities the Portfolio may purchase.

     A demand feature is a put that entitles the security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals. A standby commitment is a put that entitles the security holder to same-day settlement at amortized cost plus accrued interest.

     Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy securities on demand by obtaining letters of credit ("LOCs") or other guarantees from banks. LOCs also may be used as credit supports for other types of municipal instruments. First Maryland may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, First Maryland will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

     First Maryland anticipates that the Portfolio will be as fully invested as is practicable in municipal obligations. However, the Portfolio reserves the right for temporary defensive purposes to invest without limitation in taxable Money Market Instruments. There may be occasions when, as a result of maturities of portfolio securities or sales of Portfolio shares, or in order to meet anticipated redemption requests, the Portfolio may hold cash which is not earning income.

     At least 95% of the assets of Tax-Free Money Market Portfolio will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Board.

     The Portfolio may invest up to 25% of its net assets in a single issuer's securities. The Portfolio may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of its total assets in IRBs related to a single industry. The Portfolio also may invest 25% or more of its total assets in tax-exempt securities whose revenue sources are from similar types of projects, e.g., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities. There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolio's performance.

     Yields on municipal obligations depend on a variety of factors, including the general conditions of the money markets and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal obligations with longer maturities tend to produce higher yields and generally are subject to potentially greater price fluctuations than obligations with shorter maturities.

INVESTMENT LIMITATIONS FOR THE ARK MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

     The following summarizes the principal investment limitations of each of the ARK Money Market Portfolios. A complete listing is contained in the Statement of Additional Information. With the exception of limitations 3(b) and 4(b), these limitations are fundamental and may only be changed with shareholder approval.

     1. Each ARK Money Market Portfolio may not, with respect to 75% of its assets, invest more than 5% of the total market value of its assets in the securities of any one issuer, other than U.S. Government Securities.

     2. Each ARK Money Market Portfolio may not purchase the securities of one issuer (other than U.S. Government Securities) if more than 25% of its total assets would be invested in the same industry. Money Market Portfolio may, however, invest 25% or more of its assets in obligations of domestic banks.

     3. Each ARK Money Market Portfolio (a) may borrow money from a bank for temporary or emergency purposes or by engaging in reverse repurchase agreements, but not in an amount exceeding 33 1/3% of its total assets; and (b) will not purchase securities when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

     4. Each ARK Money Market Portfolio (a) may not make a loan if more than 33 1/3% of its total assets would be lent to other parties; and (b) each of U.S. Treasury Money Market Portfolio,

U.S. Government Money Market Portfolio and Tax-Free Money Market Portfolio do not currently intend to lend portfolio securities.

SHORT-TERM TREASURY PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of SHORT-TERM TREASURY PORTFOLIO is to provide current income, with a secondary objective of stability of principal, by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government. The Portfolio will invest 100% of its total assets in instruments which are issued or guaranteed by the U.S. government and thus constitute direct obligations of the United States and repurchase agreements fully collateralized by the United States government. As a non-fundamental policy, the Portfolio will invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and will limit its investments to U.S. Treasury obligations that pay interest that is specifically exempt from state and local taxes under federal law. The Portfolio has no restrictions on maturity but generally will maintain a dollar-weighted average maturity of approximately two years.

     In making investment decisions for the Short-Term Treasury Portfolio, First Maryland will consider factors in addition to current yield, including preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. First Maryland will monitor the Portfolio's investments in particular securities in response to its appraisal of changing economic conditions and trends, and may sell securities in anticipation of a market decline or purchase securities in anticipation of a market rise.


     Fixed-income securities (except for securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and the Portfolio's share price) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. The average maturity of the Portfolio's debt obligations will vary depending on market conditions.


INCOME PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of INCOME PORTFOLIO is to seek a high level of current income, with a secondary objective of capital growth, consistent with reasonable risk, by investing primarily in a broad range of fixed-income securities. As a non-fundamental policy, the Portfolio will invest 65% of its total assets in fixed-income securities. Fixed-income securities acquired by the Portfolio may include income-producing securities of all types, including bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, foreign securities, indexed securities, and asset-backed securities. The Portfolio may engage in short sales "against the box" and may buy and sell futures contracts and options contracts. (The Portfolio may also invest in the shares of other investment companies, as permitted by the Investment Company Act of 1940 (the "1940 Act").

     Income Portfolio normally will invest in investment grade debt securities (including convertible securities) rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), those securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), or those securities with equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio also may purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments.

     Common stocks acquired through exercise of conversion rights or warrants or acceptance of exchange or similar offers ordinarily will not be retained by the Portfolio. Orderly disposition of such common stocks will be made consistent with the judgment of First Maryland as to the best price available.

     In making investment decisions for Income Portfolio, First Maryland will consider factors in addition to current yield, including preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. First Maryland will monitor the Portfolio's investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends, and may sell securities in anticipation of a market decline or purchase securities in anticipation of a market rise.

     Fixed-income securities (except for securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and the Portfolio's share price) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. The average maturity of the Portfolio's debt obligations will vary depending on market conditions.

     Changes in the values of the Portfolio's investments will generally not affect the income derived from such investments, but will affect the Portfolio's share price. Income Portfolio's share price, yield and total return will fluctuate, and you may have a gain or loss when redeeming Shares.

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of GROWTH AND INCOME PORTFOLIO is to seek long-term total returns from both capital appreciation and current income by investing in a diversified portfolio of stocks, debt securities, and cash equivalents.

     The Portfolio's common stock investments may include foreign and domestic issues of larger, well-established companies, as well as medium-sized and smaller companies. The prices of small company stocks may fluctuate more than those of large company stocks due to risks related to more limited product lines, markets or financial resources. These conditions may make smaller companies more susceptible to setbacks and reversals and, therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies. The Portfolio may also invest in preferred stock, convertible securities, may engage in short sales "against the box," and may buy and sell futures contracts and options. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act.

     Debt securities acquired by the Portfolio may include mortgage or asset-backed securities, corporate issues, indexed securities, and U.S. Government Securities. The Portfolio normally will invest in investment grade debt securities (including convertible securities) rated Baa or higher by Moody's, those securities rated BBB or higher by S&P, or those securities with equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio also may purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments. The average maturity of the Portfolio's debt obligations will vary depending on market conditions.

     Growth and Income Portfolio emphasizes long-term total return from capital appreciation and current income. Although it is not a policy of the Portfolio to engage in short-term trading, First Maryland may dispose of securities without regard to the length of time held if First Maryland believes such action will benefit the Portfolio. Although First Maryland will consider the potential for income in selecting investments for the Portfolio, the Portfolio is generally not intended to achieve a high level of income at a rate comparable to fixed-income portfolios. The Portfolio may adjust its investments based on First Maryland's interpretation of underlying economic, financial, and security trends; however, the Portfolio's ability to make such adjustments successfully will depend on First Maryland's ability to predict such market trends. Growth and Income Portfolio's share price, yield and total return will fluctuate, and you may have a gain or loss when redeeming Shares.

BLUE CHIP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of BLUE CHIP EQUITY PORTFOLIO is to achieve long-term appreciation by investing primarily in equity securities of established, large capitalization companies.


     Blue Chip Equity Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks of established, large capitalization companies. First Maryland may also seek capital appreciation on behalf of the Portfolio by investing up to 35% of its assets in other types of securities, including preferred stock and debt securities, securities convertible into common stock, asset-backed securities, and may, on behalf of the Portfolio, engage in short sales "against the box" and buy and sell futures contracts and options. Debt securities (including convertible securities) in which the Portfolio invests will normally be rated Baa or higher by Moody's or BBB or higher by S&P, or will receive equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may also purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments. The Portfolio is expected to produce current investment income, consistent with the primary objective.

     It is the Portfolio's policy, under normal circumstances, to invest at least 65% of the value of its total assets in equity securities of established, large capitalization companies. An established, large capitalization company means a company with an operating history of 3 years or more and capitalization in excess of $1.0 billion. It is expected that these companies will be based primarily in the United States, and will be recognized market leaders with strong financial positions. The Portfolio will invest in securities that First Maryland believes offer above-average growth potential based on their fundamental strength. First Maryland considers many factors when evaluating the overall quality of a security for investment by the Portfolio, including a company's current financial strength and relative value. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act.

     Blue Chip Equity Portfolio's share price and return will tend to fluctuate in response to changes in the stock market and investors may have a gain or loss when redeeming Shares. While First Maryland purchases securities for the Portfolio that it believes present the greatest opportunity for growth, some securities held by the Portfolio may not perform well during certain market cycles and may not respond to general market movements to the same extent as other securities.

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of CAPITAL GROWTH PORTFOLIO is to seek long-term capital appreciation by investing primarily in common stock and securities convertible into common stock.

     Capital Growth Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks, and securities convertible into common stock. First Maryland may also seek capital appreciation on behalf of the Portfolio by investing up to 35% of its assets in other types of securities, including preferred stock, debt securities, asset-backed securities, indexed securities, and may, on behalf of the Portfolio, engage in short sales "against the box" and buy and sell futures contracts and options. Debt securities (including convertible securities) in which the Portfolio invests will normally be rated Baa or higher by Moody's or BBB or higher by S&P, or will receive equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may also purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments. The Portfolio is expected to produce modest dividend or interest income. This income will be incidental to the Portfolio's primary objective.

     It is the Portfolio's policy to invest in the securities of both well-known, established companies and smaller, less well-known companies. The prices of small company stocks may fluctuate more than those of larger companies due to risks related to more limited product lines, markets or financial resources. These conditions may make smaller companies more susceptible to setbacks and reversals and, therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies. The Portfolio will invest in securities that First Maryland believes offer above-average growth potential based on their fundamental strength. First Maryland considers many factors when evaluating the overall quality of a security for investment by the Portfolio, including a company's current financial strength, earnings momentum, and relative value. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act.

     Capital Growth Portfolio's share price and return will tend to fluctuate in response to changes in the stock market and investors may have a gain or loss when redeeming Shares. While First Maryland purchases securities for the Portfolio that it believes present the greatest opportunity for growth, some securities held by the Portfolio may not perform well during certain market cycles and may not respond to general market movements to the same extent as other securities.

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------


     The investment objective of INTERNATIONAL EQUITY PORTFOLIO is to achieve long-term capital growth by investing at least 65% of its total assets in foreign equity securities. The Portfolio invests in companies in at least three countries other than the United States. The Portfolio's investments will be primarily focused on those equity securities of well-established companies with large market capitalizations. Dividend income is incidental to the Portfolio's primary objective.


     When allocating the Portfolio's investments among geographic regions and individual countries, AIB I.M. considers various factors such as prospects for relative economic growth, expected levels of inflation, anticipated interest rate movements, government policies influencing business conditions and the outlook for currency relationships. AIB I.M. expects that the Portfolio's investments will focus mainly on countries which are included in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"), although other geographical regions, such as Latin America and emerging Far East markets, are permitted. The countries that make up the EAFE Index include, but are not limited to: United Kingdom, Ireland, France, Germany, Switzerland, the Netherlands, Italy, Spain, Belgium, Sweden, Norway, Finland, Denmark, Austria, Japan, Australia, New Zealand, Hong Kong, and Singapore. It is not the objective of the Portfolio to replicate the EAFE Index.

     The Portfolio may purchase illiquid investments, restricted securities and warrants, and may enter into options on foreign currencies. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act, as well as in initial public offerings. The Portfolio may also invest in investment grade convertible debt securities, rated at least Baa or higher by Moody's or BBB or higher by S&P, and may purchase U.S. government securities and indexed securities. Bonds rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

RISK FACTORS CONCERNING INTERNATIONAL INVESTING AND INTERNATIONAL EQUITY
PORTFOLIO
--------------------------------------------------------------------------------

     International investments in general may involve greater risks than U.S. investments. There is generally less publicly available information about foreign issuers, and there may be less government regulation and supervision of foreign stock exchanges, brokers, and listed companies. There may be difficulty in enforcing legal rights outside the United States. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those that apply to U.S. companies. Security trading practices abroad may offer less protection to investors such as the Portfolio. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Portfolio's securities. Additionally, in some foreign countries, there is the possibility of expropriation or confiscatory taxation; limitations on the removal of securities, property, or other assets of the Portfolio; political or social instability; and diplomatic developments that could affect U.S. investments in foreign countries. AIB I.M. will take these factors into consideration in managing the Portfolio's investments.

     Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than those assumed when investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the value of its currency create these risks. Because International Equity Portfolio invests primarily in equity securities, its performance is related to foreign stock markets. In addition, the Portfolio's performance will be affected by the value of foreign currencies relative to the U.S. dollar. For these reasons, International Equity Portfolio's performance may be more volatile than that of a fund that invests primarily in the United States.

     FOREIGN CURRENCIES. The value of the Portfolio's investments, and the value of dividends and interest earned by the Portfolio, may be significantly affected by changes in currency exchange rates. AIB I.M. will endeavor, through appropriate hedging and currency management strategies, to mitigate the possible impact of weaknesses in foreign currencies. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Portfolio. For example, if AIB I.M. increases the Portfolio's exposure to a foreign currency, and that currency's value subsequently falls, AIB I.M.'s currency management may result in increased losses to the Portfolio. Similarly, if AIB I.M. hedges the Portfolio's exposure to a foreign currency, and that currency's value rises, the Portfolio will lose the opportunity to participate in the currency's appreciation.

SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of SPECIAL EQUITY PORTFOLIO is to achieve capital appreciation by investing primarily in securities of companies believed by First Maryland to be "special equities." As used in this Prospectus, "special equities" include equity securities of: (1) a company with a market capitalization of $1.2 billion or less at the time of the Portfolio's investment and deemed by the Portfolio manager to have above average growth potential; or
(2) a company experiencing a "special situation"; that is, an unusual and possibly non-repetitive development taking place in that company. The Portfolio will invest in securities that First Maryland believes offer above-average growth potential based on their fundamental strength.

     A "special situation" may involve one or more of the following characteristics:

     - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.

     - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.

     - new or changed management or material changes in management policies or corporate structure.

     - significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.

     - other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

     In seeking capital appreciation, the Portfolio also may invest in securities of companies that are not special equities, but which are companies with valuable fixed assets and whose securities are believed by First Maryland to be undervalued in relation to the companies' assets, earnings, or growth potentials. As a non-fundamental policy, the Portfolio normally will invest at least 65% of its total assets in special equities, as defined above.

     First Maryland intends to invest primarily in common stocks and securities that are convertible into common stocks; however, under normal market conditions, the Portfolio also may invest up to 35% of its total assets in debt securities of all types and quality if First Maryland believes that investing in these securities will result in capital appreciation. As a non-fundamental investment policy, the Portfolio may invest in lower rated, high-yielding debt securities (sometimes referred to as "junk bonds"), although it intends to limit its investments in these securities to 35% of its total assets. The Portfolio also may invest in unrated securities. Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. The Portfolio may invest up to 35% of its total assets in foreign securities of all types and may enter into forward currency contracts for the purpose of managing exchange rate risks and to facilitate transactions in foreign securities. The Portfolio may purchase or engage in indexed securities, illiquid instruments, loans and other direct debt instruments, options and futures contracts, repurchase agreements, securities loans, restricted securities, swap agreements, warrants, real estate-related instruments and zero coupon bonds. Further information about the Portfolio's investment policies can be found in the Statement of Additional Information.

     Investing in domestic and foreign companies with market capitalization of $1.2 billion or less carries more risk than investing in larger companies. Their reliance on limited product lines, markets, financial resources, or other factors may make small capitalization companies more susceptible to setbacks or downturns. As a result, their stock prices may be particularly volatile.

     Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. All these factors can make foreign investments, especially those in developing countries, more volatile.

     The Portfolio spreads investment risk by limiting its holdings in any one company or industry. First Maryland may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as First Maryland intends. When you sell your shares, they may be worth more or less than what you paid for them.

     First Maryland normally invests the Portfolio's assets according to its investment strategy. The Portfolio expects to be fully invested under most market conditions. The Portfolio also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes when, in First Maryland's judgment, a more conservative approach to investment is desirable.

MARYLAND TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of MARYLAND TAX-FREE PORTFOLIO is to achieve high current income that is free from federal income tax and the Maryland state and county income taxes by investing primarily in municipal securities judged by First Maryland to be of investment-grade quality, although it can also invest in lower-quality securities. The Portfolio has no restrictions on maturity, but it generally invests in medium- and long-term bonds and maintains a dollar-weighted average maturity of 7-10 years. In determining a security's maturity for purposes of calculating the fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. First Maryland normally invests at least 65% of the Portfolio's total assets in Maryland municipal securities, and normally invests, as a matter of fundamental policy, so that at least 80% of the Portfolio's income is free from federal income tax, including the federal alternative minimum tax.

     The Portfolio's performance is affected by the economic and political conditions within the state of Maryland. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state. Maryland's rate of economic growth has been slower in the early 1990s than it had been during the 1980s. State revenues in recent years have been less than expected and, because Maryland's constitution requires a balanced budget, expenditures were cut.

     The Portfolio's yield and share price change daily and are based on changes in interest rates, market conditions, and other economic and political news and on the quality and maturity of its investments. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk. The Portfolio may invest up to 5% of its total assets in lower-quality debt securities. First Maryland may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. When you sell your Shares of the Portfolio, they may be worth more or less than what you paid for them.

     If you are subject to the federal alternative minimum tax, you should note that the Portfolio may invest some of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.

     First Maryland normally invests the Portfolio's assets according to its investment strategy and does not expect to invest in federally or state taxable obligations. The Portfolio also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

ADDITIONAL INVESTMENT POLICIES OF SHORT-TERM TREASURY PORTFOLIO, INCOME PORTFOLIO, GROWTH AND INCOME PORTFOLIO, BLUE CHIP EQUITY PORTFOLIO, CAPITAL GROWTH PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, SPECIAL EQUITY PORTFOLIO AND MARYLAND TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

     For temporary defensive purposes, Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio (the "ARK Non-Money Market Portfolios") may invest all or a portion of their respective assets in Money Market Instruments. In addition, for temporary defensive purposes, Maryland Tax-Free Portfolio may invest more than normally permitted in taxable obligations.


     The ARK Non-Money Market Portfolios, except International Equity Portfolio, Special Equity Portfolio, Short-Term Treasury Portfolio, and Maryland Tax-Free Portfolio, may invest up to 25% of their respective assets in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), and securities issued by foreign companies and foreign governments. Special Equity Portfolio may invest up to 35% of its assets and International Equity Portfolio may invest up to 100% of its assets in these securities. Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio may not invest its assets in these securities. Foreign investments may be less liquid or more volatile than domestic investments, and may be denominated in foreign currencies. The value of these investments will fluctuate with changes in exchange rates between those currencies and the U.S. dollar. See the Appendix for further information on investing in foreign securities.


     The value of each Portfolio's securities will fluctuate in response to market conditions and the value of a Share in each ARK Non-Money Market Portfolio may vary. Investors should review the investment objective and policies of each Portfolio and carefully consider their ability to assume any risk involved in purchasing Shares of each Portfolio.

INVESTMENT LIMITATIONS FOR THE ARK NON-MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

     The following summarizes each of the ARK Non-Money Market Portfolios' principal investment limitations. A complete listing is contained in the Statement of Additional Information. With the exception of limitation 3(b), these limitations are fundamental and may only be changed with shareholder approval.

     1. Except Maryland Tax-Free Portfolio, the ARK Non-Money Market Portfolios may not, with respect to 75% of each Portfolio's total assets, purchase the securities of any issuer (other than

U.S. Government Securities) if as a result, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

     2. The ARK Non-Money Market Portfolios may not purchase a security if, as a result, more than 25% of a Portfolio's total assets would be invested in securities of a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

     3. Each ARK Non-Money Market Portfolio (a) may borrow money from a bank for temporary or emergency purposes or by engaging in reverse repurchase agreements, but not in an amount exceeding 33 1/3% of its total assets; and (b) will not purchase securities when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

     4. Each ARK Non-Money Market Portfolio may not make a loan if more than 33 1/3% of its assets would be lent to other parties.

PERFORMANCE
--------------------------------------------------------------------------------

     The performance of each class of shares of each Portfolio may be quoted in advertising in terms of yield, effective yield or total return. In addition, the tax-equivalent yield may be quoted for shares of Tax-Free Money Market Portfolio and for shares of Maryland Tax-Free Portfolio. All types of performance are based on historical results and are not intended to indicate future performance.


     The YIELD of shares of the ARK Money Market Portfolios, Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax- Free Portfolio is calculated by dividing the net investment income earned by the shares over a 7-day period (for the ARK Money Market Portfolios) and a 30-day period (for Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio), by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on each share price at the end of the 7- and 30-day periods, respectively. The EFFECTIVE YIELD is calculated similarly, but assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Because yield accounting methods differ from the methods used for other accounting purposes, the yields of shares of the ARK Money Market Portfolios, Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio may not equal their respective distribution rates, the income paid to your account or the income reported in the financial statements of the Institutional Class of the relevant Portfolio.


     A TAX-EQUIVALENT yield shows the approximate taxable yield that would have to be earned before taxes to equal a tax-free yield. A tax-equivalent yield is calculated by dividing the shares' tax-exempt yield by the result of one minus a stated federal and/or state tax rate. If only a portion of a Portfolio's income was tax-exempt, only that portion is adjusted in the calculation.

     TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment in a class and assumes that all distributions are reinvested. A CUMULATIVE TOTAL RETURN reflects a class' performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a class' performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a class' return, it should be recognized that they are not the same as actual year-by-year results. When a class of a Portfolio quotes an average annual return covering a period of less than one year, the calculation assumes that the performance will remain constant for the rest of the year. Since this may or may not occur, average annual returns should be viewed as hypothetical rather than actual performance figures.

     For additional performance information, please contact your Investment Professional or the Distributor for a free Annual Report, Semi-Annual Report and Statement of Additional Information.

PORTFOLIO TRANSACTIONS AND VALUATION
--------------------------------------------------------------------------------

     Subject to the general supervision of the Board, First Maryland or, in the case of International Equity Portfolio, AIB I.M., is responsible for placing orders for securities transactions for each Portfolio. Transactions for the ARK Money Market Portfolios, Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio, as well as purchases of debt securities for Growth and Income Portfolio, Capital Growth Portfolio and International Equity Portfolio, are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. Securities transactions for Blue Chip Equity Portfolio, Capital Growth Portfolio and Special Equity Portfolio, and transactions involving equity securities for Growth and Income Portfolio and International Equity Portfolio, will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. The Portfolios have no obligation to enter into securities transactions with any particular dealer, issuer, underwriter or other entity. In placing orders for the Portfolios, it is the policy of First Maryland and AIB I.M. to obtain the most favorable execution.

     Where such execution may be obtained from more than one broker or dealer, securities transactions may be directed at higher commission rates to those who provide research, statistical and other information to First Maryland or AIB I.M., as applicable. If more than one Portfolio or another account managed by First Maryland, or if International Equity Portfolio and another account managed by AIB I.M., are purchasing or selling the same security, such orders may be aggregated in the interest of achieving the most favorable execution.

     The Portfolios have authorized First Maryland or AIB I.M., as applicable, to allocate transactions to some broker-dealers who help distribute the Portfolios' shares, and on an agency basis to Goodbody Stockbrokers, an affiliate of First Maryland and AIB I.M. First Maryland or AIB I.M., as applicable, may make such allocations if commissions are comparable to those charged by non-affiliated, qualified broker-dealers for similar services.


     The frequency of portfolio transactions, the portfolio turnover rate, will vary from year to year depending on market conditions. The annual portfolio turnover rate is estimated to be 200% for Special Equity Portfolio, 45% for Short-Term Treasury Portfolio, 75% for Blue Chip Equity Portfolio, and 20% for Maryland Tax-Free Portfolio. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, First Maryland and AIB I.M. carefully weigh the anticipated benefits of short-term investing against these consequences.

     Money market obligations are generally traded in the over-the-counter market through dealers. A dealer is a securities firm or bank which makes a market for such securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. The selection of such dealers is generally made based upon the price, quality of execution services and research provided. Money market securities purchased and sold by each ARK Money Market Portfolio will be traded on a net basis (i.e., without commission) through dealers acting for their own account and not as agents or will involve transactions directly with the issuer of the instrument.

     VALUATION. The NAV of the Shares of each Portfolio is calculated by adding the Institutional Class's pro rata share (which, in the case of International Equity Portfolio, is the whole) of the value of all securities and other assets attributable to a Portfolio, deducting the Institutional Class' pro rata share of Portfolio-level liabilities, deducting Institutional Class-specific liabilities, if applicable, and dividing the result by the number of Shares outstanding. Those assets that are traded on an exchange or in the over-the-counter market are valued based upon market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost. Other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the supervision of the Board. Assets in the ARK Money Market Portfolios are valued based upon the amortized cost method. Although each ARK Money Market Portfolio seeks to maintain an NAV of $1.00 for the Shares, there can be no assurance that this NAV will not vary.

     Non-money market securities are valued on the basis of market quotations or, if quotations are not readily available, by a method that the Board believes accurately reflects fair value. Fair value of these portfolio securities is determined by an independent pricing service approved by the Board based primarily upon information concerning market transactions and dealer quotations for similar securities. Foreign securities held by a Portfolio are valued on the basis of quotations from the primary U.S. market in which they are traded or, if not traded on a U.S. market, then their primary foreign market and are translated from foreign market quotations into U.S. dollars using current exchange rates.


     PRICING OF SHARES. The Portfolios are open for business and their NAVs are calculated each day the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open ("Business Day"). An investor's purchase will be processed at the NAV next calculated after the order is received and accepted by the transfer agent. The NAVs of the ARK Non-Money Market Portfolios are determined at the close of business of the NYSE, normally 4:00 p.m. Eastern Time ("4:00 p.m."). The NAVs of U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio are determined at 12:00 noon Eastern Time ("12:00 noon") and the close of business of the NYSE, normally 4:00 p.m. The NAVs of U.S. Government Money Market Portfolio and Money Market Portfolio are determined at 1:30 p.m. Eastern Time ("1:30 p.m.") and the close of business of the NYSE, normally 4:00 p.m. Shares purchased at 12:00 noon and 1:30 p.m. begin to earn dividends that Business Day. Shares purchased at 4:00 p.m. are eligible to earn dividends on the following Business Day.

PURCHASES, EXCHANGES AND REDEMPTIONS
--------------------------------------------------------------------------------

     OPENING AN ACCOUNT. Shares are sold without a sales charge and are currently available only to clients of First Maryland or its affiliated banks (including Allied Irish Banks, p.l.c. and its affiliates) who have established trust, custodial or money management relationships with First Maryland or its affiliated banks or correspondent banks of First Maryland or their affiliated banks ("qualified accounts"). An initial investment in the Shares must be preceded or accompanied by the establishment of a qualified account. This may require that certain documents and applications be signed before an investment can be made. Fees may be charged in addition to those described herein based upon agreements for those qualified accounts. Fee schedules and agreements for opening qualified accounts are available upon request from First Maryland at
(800) 624-4116 outside Maryland and (800) 638-7751 inside Maryland.

     The minimum initial investment to establish a new account is $100,000. After meeting the initial investment requirement, a registered shareholder must, within six months, reach and maintain an aggregate balance of $250,000. Accounts of individual investors or trusts maintained in a master account of a bank or other institution may be aggregated for this minimum investment purpose. Subsequent investments may be made in any amount.

PURCHASING SHARES
--------------------------------------------------------------------------------

     ARK MONEY MARKET PORTFOLIOS. Payments for Shares of each ARK Money Market Portfolio must be made in federal funds or other funds immediately available to each Portfolio. An order for the purchase of Shares paid for in such available funds will become effective on the day of receipt of the order by the transfer agent and are entitled to that day's dividend if received prior to 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 1:30 p.m. for Money Market Portfolio and U.S. Government Money Market Portfolio. If a purchase order, together with such available funds, is received after 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 1:30 p.m. for Money Market Portfolio and U.S. Government Money Market Portfolio, but before 4:00 p.m., such purchases will receive the NAV determined at 4:00 p.m. and will begin earning dividends the following Business Day. If an order or payment is received after 4:00 p.m., an investor will receive the next determined NAV the following Business Day. Each Portfolio reserves the right to reject any purchase order. Each ARK Money Market Portfolio declares dividends daily and pays them monthly.

     ARK NON-MONEY MARKET PORTFOLIOS. Purchase orders for Shares of the ARK Non-Money Market Portfolios must be received before 4:00 p.m. any Business Day in order to receive the NAV determined on that day and be eligible for dividends the next Business Day. Any orders received after 4:00 p.m. will receive the next determined NAV the following Business Day. Payment for the purchase is expected at the time of the purchase order but must be received within five Business Days of the date of the purchase order. If funds are not received within five Business Days, the order may be canceled and notice thereof will be provided to the party placing the order. Any fees and/or losses incurred due to cancellation of a purchase order may be the responsibility of the party placing the purchase order. Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio each declares and pays dividends monthly, Growth and Income Portfolio and

Blue Chip Equity Portfolio each declares and pays dividends quarterly, and Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio each declares and pays dividends annually. Net realized capital gains, if any, for any Portfolio, are declared and paid annually.

OTHER INFORMATION
--------------------------------------------------------------------------------

     It is anticipated that First Maryland will be the holder of record for all Shares held through qualified accounts. First Maryland, at least as often as quarterly, will provide each client who is a beneficial owner of the Shares, a statement showing details of all transactions effected on behalf of such client in Shares, including the then-current balance of full and fractional Shares. No certificates representing Shares will be issued.

     Shareholders may instruct First Maryland to purchase Shares automatically at intervals established by the client. Additional fees may be charged by First Maryland for this and other services, including cash sweeps. For more complete information concerning these services and associated fees, please call First Maryland toll free at (800) 624-4116 outside Maryland and (800) 638-7751 inside Maryland.

     The services rendered by First Maryland in the management of its accounts are not duplicative of any of the services for which First Maryland (or AIB I.M., with respect to International Equity Portfolio) is compensated for managing and advising any Portfolio. The charges paid by clients of First Maryland or its affiliates should be considered in calculating the net yield or total return on investments in the Shares. Clients of First Maryland and its affiliates should read this Prospectus in connection with those documents that govern the qualified account program in which each client participates.

     It is the responsibility of each financial institution to transmit orders to purchase, redeem or exchange Shares to the transfer agent before the next-determined NAV calculation in order to receive the next-determined Share price. The transfer agent must receive payment within two Business Days after an order is placed. Otherwise, the purchase order may be canceled and the financial institution could be held liable for resulting fees and/ or losses.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

     The following distribution options are available to shareholders:

     A. The SHARE OPTION reinvests income dividends and capital gain distributions, if any, in additional Shares. This option will be assigned automatically if no choice is specified on the account application. Income dividends and capital gain distributions will be reinvested at the NAV as of the payment date for the distribution.

     B. The INCOME-EARNED OPTION reinvests your capital gain distributions and pays income dividends in cash.

     C. The CASH OPTION pays you income dividends and capital gain distributions in cash. Distribution checks will be mailed no later than seven days after the last day of the month, quarter or year.

     If you select Option B or C and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, distributions will be reinvested in the account at the then-current NAV and your election will be converted to the Share Option.

EXCHANGING SHARES
--------------------------------------------------------------------------------

     An exchange is a convenient way to buy and sell Shares of another Portfolio registered in your state. Institutional Class Shares may be exchanged for Institutional Class Shares of another Portfolio. The redemption will be made at the next determined NAV of the Shares to be redeemed after the exchange request is received by the transfer agent.

     Each exchange between Portfolios actually represents the sale of Shares of one Portfolio and the purchase of Shares in another, which may produce a gain or loss for tax purposes. In order to protect each Portfolio's performance and its shareholders, First Maryland and AIB I.M. each discourage frequent exchange activity in response to short-term market fluctuations. Each Portfolio reserves the right to modify or withdraw the exchange privilege or to suspend the offering of Shares without notice to shareholders if, in First Maryland's (or, in the case of International Equity Portfolio, AIB I.M.'s) judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Each Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Shareholders of record whose aggregate account balances fall below $250,000 due to redemption may be automatically redeemed upon thirty days' notice.

     An exchange between the Institutional Class and either the Retail Class or Institutional II Class of any Portfolio is generally not permitted, except that such an exchange to the Retail Class of the Portfolio will occur automatically should an investor in the Institutional Class become ineligible to purchase additional Institutional Class shares (except in the case of a Portfolio which has no Retail Class); for example, if an Institutional Class investor receives a distribution from a trust, and such investor would be investing individually (and becomes a shareholder of record) rather than through a qualified account. An exchange from the Institutional Class to the Retail Class of a Portfolio will occur automatically when an Institutional Class shareholder's account falls below the $250,000 minimum balance. The Fund will provide thirty days' notice of any such exchange. The exchange will take place at NAV, without the imposition of a sales load (if any), fee, or other charge. After the exchange, the exchanged Shares will be subject to all fees applicable to the Retail Class. If a shareholder declines to accept an automatic exchange, and if the shareholder does not meet the requirements for investing in Institutional Class shares, the Fund reserves the right to redeem the Shares upon expiration of the thirty-day period. Each Portfolio reserves the right to require shareholders to complete an application or other documentation in connection with the exchange.

     Retail Class shares of a Portfolio may be exchanged for Institutional Class shares of the same Portfolio should the shareholder establish a trust, custodial or money management relationship with First Maryland or its affiliates and satisfy the minimum initial investment to establish a new account. The Fund has received a tax private letter ruling from the Internal Revenue Service which provides that exchanges of shares of one class of a portfolio for shares of another class of the same portfolio will not constitute taxable events. See your trust officer for additional information.

REDEEMING SHARES
--------------------------------------------------------------------------------

     Shareholders may redeem all or a portion of their Shares by mail, telephone or telecommunication privilege. A shareholder may redeem Shares on each Business Day. Shares will be redeemed at the NAV next determined after the transfer agent has received and accepted a redemption request. Shares of each ARK Money Market Portfolio redeemed at 12:00 noon for U.S. Treasury Money Market Portfolio or Tax-Free Money Market Portfolio, or 1:30 p.m. for U.S. Government Money Market Portfolio or Money Market Portfolio, do not earn the dividend declared on the day of the redemption. Shares redeemed at 4:00 p.m. continue to earn dividends on the date of redemption. With respect to the ARK Non-Money Market Portfolios, Shares will be eligible to earn dividends through the date of redemption; however, Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next Business Day. Shareholders may initiate redemptions:

     BY MAIL. To redeem by mail send a written request to The First National Bank of Maryland, Trust Division [Banc #101-621], P.O. Box 1596, Baltimore, Maryland, 21203.

     The signatures on the written request must be properly guaranteed. Signature guarantees will be accepted from banks, brokers, dealers, municipal securities dealers and brokers, government securities dealers and brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

     BY TELEPHONE. To redeem by telephone or telecommunication, call First Maryland toll free at (800) 624-4116 outside Maryland and (800) 638-7751 inside Maryland.

     With respect to the ARK Money Market Portfolios, under normal circumstances, if the request for redemption is received by 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 1:30 p.m. for U.S. Government Money Market Portfolio and Money Market Portfolio on any Business Day, the proceeds of such redemption will be wired via federal funds on the same day. If, under normal circumstances, the request is received after 12:00 noon or 1:30 p.m., respectively, and before 4:00 p.m., and on a Business Day, that day's dividend will be received and the redemption proceeds will be wired the next Business Day.

     With respect to the ARK Non-Money Market Portfolios, under normal circumstances, if a redemption request is received before 4:00 p.m., the redemption proceeds will be wired via federal funds on the next Business Day.

     Although at present First Maryland pays the wire costs involved, the Fund reserves the right at any time to require the investor to pay such costs.

     If making immediate payment could adversely affect a Portfolio, a Portfolio may take up to seven (7) days after redemption to pay the proceeds. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a Portfolio may suspend redemption or payment dates. When the NYSE or the Federal Reserve Bank of New York closes early, the Portfolios reserve the right to advance the time on any such day by which purchase and redemption orders must be received. To the extent portfolio securities are traded in other markets on days which are not Business Days of the Fund, the NAV of the Shares of a Portfolio may be affected at a time when investors do not have access to such Portfolio to purchase or redeem Shares.

     If a shareholder redeems all the Shares of a Portfolio in an account, the Shareholder will receive, in addition to the value thereof, any declared but unpaid distributions thereon at the beginning of the following month.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISORS
--------------------------------------------------------------------------------


     First Maryland, 25 South Charles Street, Baltimore, MD 21201 provides investment advisory services to each Portfolio, with the exception of International Equity Portfolio, subject to the general supervision of the Board. First Maryland is entitled to receive for its advisory services payment at an annual rate based on the following fee schedule: ARK Money Market Portfolios:
 .25% of each such Portfolio's average daily net assets; Short-Term Treasury
Portfolio: .35% of average daily net assets; Income Portfolio: .50% of average daily net assets; Growth and Income Portfolio: .55% of average daily net assets; Blue Chip Equity Portfolio .60% of average daily net assets; Capital Growth
Portfolio: .60% of average daily net assets; Special Equity Portfolio: .60% of average daily net assets; and Maryland Tax-Free Portfolio: .50% of average daily assets. First Maryland, in its sole discretion, may waive all or any portion of its advisory fee for any Portfolio. Any such voluntary waiver will increase such Portfolio's yield for the period during which the waiver is in effect.


     First Maryland, established in 1806, had total assets of approximately $10 billion as of September 30, 1995, and is a wholly-owned subsidiary of First Maryland Bancorp, which is a subsidiary of Allied Irish Banks, p.l.c. First Maryland Bancorp was organized in 1974 as a bank holding company registered under the Federal Bank Holding Company Act of 1956 and files annual and periodic reports with the SEC under the Securities Exchange Act of 1934. See "Banking Law Matters". First Maryland has experience as an investment advisor to individual, corporate, and institutional advisory clients, pension plans and collective investment funds, with approximately $32.7 million in assets under administration, $5.3 million of which were assets under investment management as of September 30, 1995. First Maryland has managed mutual funds since June 1993.

     AIB I.M., AIB Investment House, Percy Place, Dublin 4, Ireland, provides investment advisory services to International Equity Portfolio, subject to the general supervision of the Board. AIB I.M. is the discretionary investment management arm of the AIB Group, Ireland's largest banking and financial services group. As of September 30, 1995, AIB I.M. had assets under management of $7.1 billion. AIB I.M. has experience managing the investments of corporations, public and private pension funds, high-net-worth individuals, and has an extensive range of international foreign mutual fund accounts. Prior to the commencement of operations of International Equity Portfolio on December 30, 1994, AIB I.M. had no experience advising U.S. registered investment companies. AIB I.M. is an affiliate of First Maryland and is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to an Advisory Agreement dated June 7, 1994 between AIB I.M. and the Fund, AIB I.M. is entitled to receive a fee for its advisory services to International Equity Portfolio at an annual rate of .80% of the Portfolio's average daily net assets. The management fee is higher than those paid by most mutual funds, due to greater complexity, expense and commitment of resources involved in international investing, but not necessarily higher than those of a typical international fund. AIB I.M., in its sole discretion, may waive all or any portion of its advisory fee for the Portfolio. Any such voluntary waiver will increase the Portfolio's yield for the period during which the waiver is in effect. AIB I.M. has voluntarily agreed to waive a portion of its advisory fee or reimburse other expenses in order to limit International Equity Portfolio's total operating expenses from exceeding 1.55% of average daily net assets. This expense cap is subject to annual review by AIB I.M.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


     James M. Hannan is a Vice President of First Maryland and has been the portfolio manager for the ARK Money Market Portfolios since June 1993. He is also responsible for the management of several separately managed institutional portfolios which he has managed since 1992. Prior to 1987 he served as the Treasurer for the City of Hyattsville, Maryland.



     Susan S. Schnaars, Vice President of First Maryland, has been the portfolio manager for Income Portfolio since May 1994 and co-portfolio manager since January 1996 and is the portfolio manager for Maryland Tax-Free Portfolio and Short-Term Treasury Portfolio. Ms. Schnaars is also responsible for managing several commingled funds (taxable and tax-free) and several large institutional accounts. Prior to 1992, Ms. Schnaars managed institutional and commingled fixed-income portfolios, including the RAF Fixed Income Fund for PNC Investment Management and Research (formerly known as Provident National Bank). Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant.



     Steven M. Gradow is a Senior Vice President of First Maryland and serves as the co-portfolio manager for Income Portfolio with Susan S. Schnaars. Prior to joining First Maryland in January 1996, Mr. Gradow was responsible for the management of $15 billion of fixed income pension assets for Washington State Investment Board in Seattle for 4 years. Mr. Gradow's recent experience also includes 5 years fixed income management for the Public Employees Retirement System of California (CALPERS).



     Charles E. Knudsen is a Vice President of First Maryland and has been the portfolio manager for Growth and Income Portfolio since July 1993. He follows several equity industry groups. In addition, he is a senior portfolio manager for key, tax-free institutional accounts, including pension and profit sharing plans, foundations, and endowments. Mr. Knudsen is a Chartered Financial Analyst.


     Clyde L. Randall is a Vice President of First Maryland and serves as the co-portfolio manager for Blue Chip Equity Portfolio with Allen J. Ashcroft, Jr. Prior to March 1995, Mr. Randall was an equity analyst and portfolio manager for more than five years at Mercantile Safe Deposit and Trust, Baltimore, Maryland. Mr. Randall is a Chartered Financial Analyst.

     Allen J. Ashcroft, Jr. is a Vice President of First Maryland and serves as the co-portfolio manager for Blue Chip Equity Portfolio with Clyde L. Randall. Prior to joining First Maryland, Mr. Ashcroft was an equity analyst and portfolio manager for McGlinn Capital Management,

Wyomissing, Pennsylvania. Mr. Ashcroft has over 17 years experience in investment research and equity analysis.


     H. Giles Knight, Senior Vice President of First Maryland, has been the portfolio manager of Capital Growth Portfolio since January 1995 and is the co-portfolio manager of Special Equity Portfolio with Christopher E. Baggini. He also serves as Director of Equity Research of First Maryland. Prior to joining First Maryland, Mr. Knight was with ASB Capital Management, a subsidiary of NationsBank from 1990 to 1994. He was the Director of Special Equity Investments, Capital Markets Division where he was responsible for one mutual fund and six employee benefit and personal trust common stock funds.


     Christopher E. Baggini is a Vice President of First Maryland and serves as the co-portfolio manager of Special Equity Portfolio with H. Giles Knight. Prior to joining First Maryland, Mr. Baggini served as portfolio manager and research analyst for First Metropolitan Development Corporation. Mr. Baggini has over nine years experience in investment management, including over four years at Salomon Brothers with responsibilities in equity research, sales and trading.

     Joseph H. Costello is Executive Vice President and Investment Director of AIB I.M., with overall responsibility for international equities. Prior to joining AIB I.M. in 1992, he was Deputy Investment Manager with the New Ireland Assurance Company Limited where he managed equity and fixed income portfolios from 1978. Mr. Costello is assisted in managing International Equity Portfolio by several regional managers, each focusing on a market or geographical area.

     Investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

TRANSFER AGENT
--------------------------------------------------------------------------------

     SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087, provides transfer agent and related services for the Portfolios. SEI Financial Management Corporation is a wholly-owned subsidiary of SEI Corporation ("SEI"). SEI Financial Management Corporation has subcontracted the transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains shareholder accounts and records for the Portfolios.

ADMINISTRATOR AND DISTRIBUTOR
--------------------------------------------------------------------------------

     SEI Financial Management Corporation serves as the Portfolios' administrator (the "Administrator") under the Administration Agreement dated November 1, 1995 between the Administrator and the Fund. SEI Financial Services Company, a wholly-owned subsidiary of SEI, serves as the distributor (the "Distributor") for the Fund pursuant to a Distribution Agreement dated November 1, 1995 between the Distributor and the Fund. The Distributor, a Pennsylvania corporation incorporated on July 20, 1981, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. Inc. The Administrator and the Distributor are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.

     The Administrator of the Fund assists in each Portfolio's administration and operation, including providing facilities for maintaining each Portfolio's organization, supervising relations with the custodian, transfer and pricing agents, accountants, underwriters, and other persons dealing with each Portfolio, preparing all general shareholder communications and conducting shareholder relations, maintaining (or providing for the maintenance of) the Fund's records and the registration of each Portfolio's shares under federal and state law, developing management services for the Portfolios and furnishing reports, evaluation and analyses on a variety of subjects to the Board. The Administrator is entitled to receive an annual fee of .13% of the aggregate average daily net assets of the Fund, paid monthly, for services performed under the Administration Agreement. The Administrator has voluntarily agreed to waive a portion of its administration fee on certain Portfolios of the Fund in order to limit total operating expenses of such Portfolios. Any such voluntary waiver, which can be discontinued at any time, will increase such Portfolio's yield for the period during which the waiver is in effect.


     The Distributor sells Shares of each Portfolio as agent on behalf of the Fund at no additional cost to the Fund. The Distributor is the principal underwriter of the Fund. First Maryland and its affiliates neither participate in nor are responsible for the underwriting of Portfolio Shares.

CUSTODIAN
--------------------------------------------------------------------------------

     The First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21201, is custodian (the "Custodian") for the securities and cash of the Fund. Under the Custody Agreement between the Fund and the Custodian, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the Custody Agreement, the Fund pays the Custodian a monthly fee at the annual rate of .015% of the average daily net assets of the Fund. The Custodian also charges the Fund transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses. Foreign securities purchased by the International Equity Portfolio are held by foreign banks participating in a network coordinated by Bankers Trust Company, which serves as sub-custodian for the Fund. All expenses incurred through this network are paid by the Portfolio.

BANKING LAW MATTERS
--------------------------------------------------------------------------------

     Banking laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of an investment company as agent for and upon the order of a customer. However, banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. Upon advice of counsel, the Board believes that First Maryland and AIB I.M. may perform the advisory services described in this Prospectus for each Portfolio and its shareholders without violating applicable federal banking laws or regulations.

     However, judicial or administrative decisions or interpretations of, as well as changes in, either federal or state statutes or regulations relating to the activities of banks and their affiliates could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by this Prospectus. If banks or bank affiliates were prohibited from so acting, changes in the operation of the Fund might occur. It is not anticipated, however, that any such change would affect the Shares' NAVs or result in any financial loss to any shareholder.

TAX MATTERS
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gains at a maximum marginal rate of 28%, regardless of the length of time a shareholder has held Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed as ordinary income at a maximum marginal rate of 39.6%. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and capital gains.

     Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio intend to pay substantially all of their respective dividends as "exempt interest dividends." Investors in these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are taxable to persons subject to alternative minimum tax. Alternative minimum tax is currently imposed at a maximum marginal rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum tax liability. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio intend to avoid investing their assets in such private activity bonds but may do so if required by market conditions. Second, tax-exempt interest and "exempt interest dividends" derived from all municipal securities must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustments for alternative minimum tax purposes. Realized market discount on tax-exempt obligations purchased after April 30, 1993 is treated as ordinary income and not as capital gain. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

     Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio will determine annually the percentage of their respective net investment incomes that is fully tax-exempt, the percentage which constitutes an item of tax preference for alternative minimum tax purposes and the percentage that is fully taxable, and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     To the extent that Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio income dividends and capital gain distributions are derived from Maryland state tax-free investments, they will be free from Maryland state and county taxes (including City of Baltimore local taxes).

     The Fund anticipates that a substantial portion of dividends paid by Blue Chip Equity Portfolio, Capital Growth Portfolio, Growth and Income Portfolio, International Equity Portfolio and Special Equity Portfolio will be eligible for the 70% dividends received deduction allowed to certain corporations to the extent of the gross amount of qualified dividends received, respectively, by each Portfolio for the year. However, corporate shareholders will have to take into account the entire amount of any dividend received in determining their adjusted current earnings adjustment for alternative minimum tax purposes. The dividends received deduction is not available for capital gain dividends.

     Many state income tax laws exempt from taxation dividends paid by a regulated investment company to the extent such dividends are derived from interest paid on U.S. Treasury obligations. The Fund will advise shareholders annually of the percentage of the ordinary income dividends paid by each Portfolio that is attributable to interest earned on U.S. Treasury obligations.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of Shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received. The foregoing considerations do not apply to the purchase of Shares of the ARK Money Market Portfolios, which are offered at the constant NAV of $1.00.

     Shareholders who exchange Shares representing interests in one Portfolio for Shares representing interests in another Portfolio will generally recognize capital gain or loss for federal income tax purposes.

     To avoid being subject to federal income tax withholding at the rate of 31% on taxable dividends, distributions and redemption payments, shareholders must furnish the Fund with their taxpayer identification numbers and certify under penalties of perjury that the number provided is correct and that they are not subject to backup withholding for any reason. Redemptions of Shares are reported annually on information returns that are filed with the IRS with respect to each shareholder that is not otherwise exempt.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

     EFFECTS OF FOREIGN TAXES. International Equity Portfolio sometimes pays withholding or other taxes to foreign governments during the year. These taxes reduce the Portfolio's distributions but, under an election that International Equity Portfolio intends to make, are included in the taxable dividend income reported on an investor's tax statement. As a result of election, an investor may be able to claim an offsetting tax credit or itemized deduction for foreign taxes paid by the Portfolio. The tax statement will generally show the amount of foreign tax for which a credit or deduction will be available.

     CURRENCY CONSIDERATIONS. If International Equity Portfolio's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the Portfolio's distributions may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Portfolio may adjust its distributions to take currency fluctuations into account, which may cause the distributions to vary. Any return of capital will reduce the cost basis of an investor's Shares, which will result in a higher reported capital gain or a lower reported capital loss when those Shares are sold. The statement received in January will specify if any distribution included a return of capital.

                                 *     *     *

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt. Therefore, such plans and accounts would not gain any additional benefit from the Portfolios dividends' tax-exempt status and, moreover, such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal obligations. If such a proposal were enacted, the ability of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio to pay exempt-interest dividends might be adversely affected. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund, which may differ from the Federal income tax consequences described above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

     ARK Funds is an open-end diversified management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993. The Board supervises Fund activities and reviews contractual arrangements with companies that provide the Portfolios with services. The Fund may issue an unlimited number of shares of each of its Portfolios. The Shares of a Portfolio have equal voting, liquidation and other rights. When issued and paid for, Shares will be fully paid and non-assessable by the Fund and will have no preference, conversion, exchange or preemptive rights. The Board may authorize the Fund to offer other portfolios which may differ in the types of securities in which their assets may be invested.

     As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio or class of shares with respect to issues affecting that Portfolio or class, or for the Fund as a whole for purposes such as electing or removing Trustees. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. Separate votes are taken by each class of shares, Portfolio, or the Fund if a matter affects just that class, portfolio or the Fund, respectively.


     The Fund offers three classes of shares of each ARK Money Market Portfolio; two classes of shares of Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio; and one class of shares of International Equity Portfolio. The classes of shares of a Portfolio have a common investment objective and investment limitations and policies. The classes of shares of a Portfolio have different sales charges and other expenses that may affect performance. The Institutional Classes of Short-Term Treasury Portfolio, and Blue Chip Equity Portfolio, are expected to commence operations on or about the date of this Prospectus. The Institutional Class of Maryland Tax-Free Portfolio has not yet commenced operations. The Retail Class of U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio, Blue Chip Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio have not yet commenced operations. You may obtain more information on the classes of shares not offered through this Prospectus by calling 1-800-624-4116 or from your Investment Professional.


APPENDIX
--------------------------------------------------------------------------------

     The following paragraphs provide a brief description of the securities in which Portfolios may invest and the transactions they may make. A Portfolio's investments are not limited by this discussion, however, and a Portfolio may include other types of securities and other types of transactions consistent with its investment objective.

     A complete listing of the Portfolios' policies and limitations and more detailed information about the Portfolios' investments are contained in the Portfolios' SAI. Current holdings and recent investment strategies are described in the Portfolios' financial reports, which are sent to shareholders twice a year.

     The ARK Non-Money Market Portfolios, except Maryland Tax-Free Portfolio and Short-Term Treasury Portfolio, may invest in AMERICAN DEPOSITORY RECEIPTS AND EUROPEAN DEPOSITORY RECEIPTS ("ADRs" and "EDRs"). ADRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and International Equity Portfolio, may purchase ASSET-BACKED SECURITIES which consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. (As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.)

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio, may purchase BANK OBLIGATIONS. These include: bankers' acceptances which are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer; certificates of deposit which are negotiable certificates representing a commercial bank's obligation to repay funds deposited with it, earning specified rates of interest over given periods or issued at a discount; and time deposits which are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio, may purchase COMMERCIAL PAPER. Commercial paper is an obligation issued by a bank, broker-dealer, corporation and other entities for purposes such as financing its current operations.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may purchase CONVERTIBLE SECURITIES. Convertible securities are usually preferred stock or bond issues that may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible security may also be subject to redemption by the issuer but only after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Portfolio is called for redemption, that Portfolio could be required to tender it for redemption, convert it to the underlying common stock, or sell it to a third party.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio, and Maryland Tax-Free Portfolio, may invest in EURODOLLARS, YANKEE DOLLARS and FOREIGN BANK obligations which involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches and agencies. Foreign branches of domestic banks are not regulated by U.S. banking authorities and generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. For this purpose, domestic banks include foreign branches of domestic banks for which the domestic parent is unconditionally liable in the event the foreign branch failed to pay on its instruments for any reason.

     Each Portfolio, except U.S Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in U.S. dollar-denominated securities of foreign issuers. Each ARK Non-Money Market Portfolio, except Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in FOREIGN SECURITIES denominated in foreign currencies. Foreign investments involve risks in addition to the risks inherent in domestic investments. A Portfolio's foreign securities and securities denominated in or indexed to foreign currencies may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors. In addition to the political and economic factors that can affect foreign securities, a governmental issuer may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. These factors could make foreign investments, especially those in developing countries, more volatile. First Maryland or AIB I.M., as applicable, considers these factors in making investments in foreign securities for a Portfolio. There is no direct limitation specifically intended to limit the amount of each Portfolio's assets that may be invested in foreign securities or in any one country or currency.

     Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to re-pay principal and interest when due, and may require that the conditions for payment be re-negotiated. All these factors can make foreign investments, especially those in developing countries, more volatile.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may enter into FORWARD CURRENCY CONTRACTS (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although forward currency contracts can be used to protect a Portfolio from adverse exchange rate changes, they involve a risk of loss if First Maryland or AIB I.M., as applicable, fails to predict foreign currency values correctly.

     HEDGING STRATEGIES. The ARK Non-Money Market Portfolios, except for the Short-Term Treasury Portfolio, may buy and sell options on securities, currencies, futures contracts and options on such contracts ("Hedging Instruments") to manage their exposure to changing interest rates, security prices, and currency exchange rates. Some strategies using these instruments, including selling futures, buying puts and writing calls, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Hedging Instruments may be used in combination with each other or with forward currency contracts in order to adjust the risk and return characteristics of the overall strategy. A Portfolio may invest in Hedging Instruments based on any type of security, index, or currency, including options and futures traded on foreign exchanges and options not traded on exchanges. These strategies may increase the volatility of the Portfolios and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these strategies could result in a loss to a Portfolio if the counterparty to the transaction does not perform as promised.

     Hedging Instruments can be volatile investments, and involve certain risks. If First Maryland or AIB I.M., as applicable, applies a hedge at an inappropriate time or judges market conditions incorrectly, use of Hedging Instruments may lower a Portfolio's return. A Portfolio could also experience a loss if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     No Portfolio will hedge more than 25% of its total assets by selling futures, writing calls, and buying puts under normal conditions. In addition, a Portfolio will not buy futures or write puts where the value of the underlying investment exceeds 25% of its total assets, and will not buy calls with a value exceeding 5% of its total assets.

     Under currently applicable regulations, each ARK Money Market Portfolio, except U.S. Treasury Money Market Portfolio, may invest up to 10% of its net assets in ILLIQUID SECURITIES; the ARK Non-Money Market Portfolios may invest up to 15% of their respective net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of in the usual course of business within seven days without taking a reduced price. Generally, securities subject to restriction on resale, variable rate demand notes, repurchase agreements with more than seven days to maturity, and time deposits are considered to be illiquid unless First Maryland or AIB I.M., as applicable, determines, in accordance with guidelines established by the Board, that such securities are readily marketable. The absence of a trading market can make it difficult to ascertain a market value for illiquid securities, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. In addition, unless securities are registered for sale, securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.


     The ARK Non-Money Market Portfolios, except for the Short-Term Treasury Portfolio and Blue Chip Equity Portfolio, may invest in INDEXED SECURITIES whose value depends on the price of securities indices, or other financial indicators. These include commercial paper and certificates of deposit. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates. Some indexed securities may be based on underlying instruments whose total value is greater than the value of the indexed security itself. Some indexed securities may have return characteristics similar to direct investments in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

     Special Equity Portfolio may purchase LOWER-RATED DEBT SECURITIES which are high-yielding debt securities, or junk bonds, (those rated Ba or lower by Moody's or BB or lower by S&P) that have poor protection against default in the payment of principal and interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities, and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. The table below provides a summary of ratings assigned to debt securities (not including money market instruments) that may be included in a Portfolio.

     MOODY'S        S&P
     RATING       RATING                               DESCRIPTION
    ---------    ---------    --------------------------------------------------------------
                              Investment Grade
    Aaa/Aa/A     AAA/AA/A     Highest quality/high quality/upper medium grade
    Baa          BBB          Medium grade
                              Non-Investment Grade
    Ba           BB           Moderately speculative
    B            B            Speculative
    Caa          CCC          Highly speculative
    Ca/C         CC/C         Poor quality/lowest quality no interest
    --           D            In default, in arrears

     Income Portfolio, Growth and Income Portfolio and Special Equity Portfolio may purchase MORTGAGE-BACKED SECURITIES issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed securities, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-throughs and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Because mortgage securities pay both principal and interest as their underlying mortgages are paid off, they are subject to pre-payment risk. Pre-payment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns. Finally, the value of a mortgage security may be affected by changes in market interest rates.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and International Equity Portfolio, may purchase MUNICIPAL OBLIGATIONS which are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights on municipal securities holders. A Portfolio may own a municipal security directly or through a participation interest.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may enter into REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously commits to resell that security back at a higher price. Each Portfolio, except U.S. Treasury Money Market Portfolio, Tax-Free Money Market Portfolio and International Equity Portfolio may make SECURITIES LOANS to parties such as broker-dealers and institutional investors. In the event of bankruptcy of the other party to either a repurchase agreement or a securities loan, a Portfolio could experience delays in recovering its cash or the securities it lent. To the extent, in the meantime, the value of the securities purchased had decreased, or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, First Maryland must find the creditworthiness of the other party to the transaction satisfactory.

     International Equity Portfolio may enter into foreign repurchase agreements, which may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

     BORROWING MONEY AND REVERSE REPURCHASE AGREEMENTS. Each Portfolio may borrow money by engaging in reverse repurchase agreements. In a reverse repurchase agreement a Portfolio sells a portfolio instrument to another party, such as a bank, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness is deemed satisfactory by First Maryland or AIB I.M., as applicable.

     The ARK Non-Money Market Funds, except Short-Term Treasury Portfolio, may enter into SHORT SALES with respect to securities owned ("short sales against the box"). These transactions may help to hedge against the effect of price declines, but may result in losses if the price of the underlying securities increases.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Short-Term Treasury Portfolio, may purchase U.S. GOVERNMENT SECURITIES which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. They may be backed by the full faith and credit of the U.S. government as a whole or only by the issuing agency. For example, securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury securities and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government and are the highest quality government securities.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Short-Term Treasury Portfolio, may purchase VARIABLE or FLOATING RATE INSTRUMENTS. Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand full payment from issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Many variable and floating rate instruments also carry demand features that permit a Portfolio to sell them at par value plus accrued interest on short notice.

     International Equity Portfolio and Special Equity Portfolio may invest in WARRANTS which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments because they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

     Each Portfolio may engage in transactions on a WHEN-ISSUED or DELAYED-DELIVERY basis. The market value of securities purchased in this way may change before the delivery date, which could affect the market value of the assets and could increase fluctuations in a Portfolio's share price, yield and return. Ordinarily, the Portfolios will not earn interest on the securities purchased until they are delivered.

     Each Portfolio, except International Equity Portfolio, may purchase ZERO COUPON DEBT SECURITIES which do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating its daily dividend, each Portfolio takes into account as income a portion of the difference between these securities' purchase prices and their face values. Because they do not pay current income, the prices of zero coupon debt securities can be volatile when interest rates change.

ADDITIONAL INVESTMENTS FOR TAX-FREE MONEY MARKET PORTFOLIO AND MARYLAND TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

     MUNICIPAL LEASE OBLIGATIONS are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the interest is assigned. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Each Portfolio will only purchase rated municipal lease obligations.

     MUNICIPAL SECURITIES include general obligation securities, which are backed by the full taxing power of a municipality, and revenue securities, which are backed by the revenues of a specific tax, project, or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk.

     REFUNDING CONTRACTS. The Portfolios may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. Although a Portfolio may sell its rights under a refunding contract, these contracts are relatively new and the secondary market for them may be less liquid than the secondary market for other types of municipal securities.

     RESOURCE RECOVERY BONDS are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

     TAX AND REVENUE ANTICIPATION NOTES are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.


ARKPROI-2/96


BS-3014A-9506

ARKPROI-2/96
BS-3014A-9506

                        ARK FUNDS: INSTITUTIONAL II CLASS

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                         TAX-FREE MONEY MARKET PORTFOLIO

                              CROSS REFERENCE SHEET


Form N-1A Item Number

Part A                        Prospectus Caption

1 .........................   Cover Page
2 .........................   Summary of Portfolio Expenses
3 a,b......................   Financial Highlights
  c........................   Performance
4 a(i).....................   General Information
  a(ii),b,c................   Investment  Objectives,  Policies
                              and Risk Considerations

5 a,b,c,d,e,f..............   Management of the Fund
  g........................   Portfolio Transactions and Valuation
5A                            *
6 a........................   General Information
  b,c,d....................   *
  e........................   General Information
  f,g......................   Portfolio Transactions and Valuations,
                              Tax Matters
  h........................   General Information
7 a........................   Purchases, Exchanges and Redemptions
  b(i),(ii)................   Portfolio Transactions and Valuations
  b(iii,iv,v),c............   *
  d........................   Purchases, Exchanges and Redemptions
  e, f(i),(ii).............   Management of the Fund
  f(iii)...................   *
8 .........................   Purchases, Exchanges and Redemptions
9 .........................   *


* Not Applicable

                                    [LOGO]

                                   THE ARK
                                    FUNDS



                                    [LOGO]



                                    [LOGO]



                                    [LOGO]







                            INSTITUTIONAL II CLASS
                                  PROSPECTUS

ARK FUNDS -- INSTITUTIONAL II CLASS
--------------------------------------------------------------------------------
PROSPECTUS

FEBRUARY 26, 1996

--------------------------------------------------------------------------------

ARK Funds (the "Fund") is a registered open-end management investment company that offers four money market portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio (the "ARK Money Market Portfolios"). The First National Bank of Maryland ("First Maryland") serves as investment advisor to the ARK Money Market Portfolios.


The ARK Money Market Portfolios that offer Institutional II Class shares (the "Portfolios") are offered through this Prospectus (the "Shares"). The Portfolios consist of four money market portfolios. The Shares are offered only to individuals, institutions and other entities that direct their own investments and that have established trust relationships with The First National Bank of Maryland ("First Maryland") or its affiliated banks (including Allied Irish Banks, p.l.c. and its affiliates) or correspondent banks of First Maryland or their affiliated banks. Investments in the Shares are made at net asset value without a sales charge. A brief description of each Portfolio whose shares are offered through this Prospectus follows.


U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, AND MONEY MARKET PORTFOLIO each seek to maximize current income and provide liquidity and security of principal. Each Portfolio seeks to maintain a constant net asset value per share of $1.00.

TAX-FREE MONEY MARKET PORTFOLIO seeks to provide a high level of interest income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. This Portfolio seeks to maintain a constant net asset value per share of $1.00.

An investment in a money market Portfolio is neither insured nor guaranteed by the U.S. government. There can be no assurance that any money market Portfolio will maintain a stable net asset value per share of $1.00.


This Prospectus is designed to provide investors with information that they should know before investing. Please read and retain this document for future reference. A Statement of Additional Information (SAI) (dated February 26, 1996) and the Financial Statements (including portfolio listing) for the fiscal period ended April 30, 1995 and the semi-annual period ended October 31, 1995 have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. This Statement and the Annual Report and Semi-Annual Report are available upon request without charge by calling 1-800-624-4116.



SHARES OF ARK FUNDS ARE NOT DEPOSITS, OTHER OBLIGATIONS OF OR GUARANTEED BY THE BANK OR ANY DEPOSITARY INSTITUTION; THEY ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY; AND THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


Summary Of Portfolio Expenses...........    2
Financial Highlights....................    3
Investment Objectives, Policies and Risk
  Considerations........................    5
Performance.............................    9
Portfolio Transactions and Valuation....    9
Purchases, Exchanges and Redemptions....    11
Management of the Fund..................    13
Banking Law Matters.....................    16
Tax Matters.............................    16
General Information.....................    18
Appendix................................    19


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

     The expense summary format below was developed for use by all mutual funds to help investors make their investment decisions. Investors should consider this expense information along with other important information, including each Portfolio's investment objectives, performance (if any) and financial highlights.


A. ANNUAL INSTITUTIONAL II CLASS OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):

--------------------------------------------------------------------------------


                                                                                                 TOTAL
                                                    ADVISORY                      OTHER        OPERATING
                                                      FEE         12B-1 FEE      EXPENSES      EXPENSES
                                                    --------      ---------      --------      ---------
U.S. Treasury Money Market Portfolio.............      .19%*         .10%           .18%          .47%*
U.S. Government Money Market Portfolio...........      .14%*         .10%           .18%          .42%*
Money Market Portfolio...........................      .10%*         .10%           .15%*         .35%*
Tax-Free Money Market Portfolio..................      .08%*         .10%           .14%*         .32%*


* After applicable waivers

B. EXAMPLE: An investor would pay the following expenses on a $1,000 investment in the Shares, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) fee waivers continue at the same levels for each time period.
--------------------------------------------------------------------------------


                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                         ------      -------      -------      --------
U.S. Treasury Money Market Portfolio..................      $5          $15          $26          $59
U.S. Government Money Market Portfolio................       4           13           24           53
Money Market Portfolio................................       4           11           20           44
Tax-Free Money Market Portfolio.......................       3           10           18           41


--------------------------------------------------------------------------------

     EXPLANATION OF TABLE: The purpose of the table is to assist investors in understanding the various costs and expenses that an investor in the Shares would bear directly or indirectly as a result of an investment in the Shares. (For a more complete discussion of the various costs and expenses, see "Management of the Fund"). As more fully described under the heading "Purchases, Exchanges and Redemptions," the Shares are currently available only to individuals, institutions and other entities that direct their own investments and that have established trust, custodial or money management relationships with First Maryland, its affiliated banks (including Allied Irish Banks, p.l.c. and its affiliates) or correspondent banks of First Maryland or their affiliated banks. Such relationships may involve the payment of account or service fees not reflected in the table above.


     A. ANNUAL OPERATING EXPENSES are based on the Institutional II Class' estimated expenses for its first year of operations. Advisory Fees are paid by each Portfolio to First Maryland for managing its investments. 12b-1 fees represent fees for services and expenses, paid by each Portfolio to SEI Financial Services Company, in connection with the distribution of the Institutional II Class shares. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD) due to

12b-1 fees. Institutional II Class incurs other expenses for certain administrative services such as maintaining shareholder records, furnishing shareholder statements and reports, and for other services. First Maryland has agreed to waive .06% of its advisory fee for U.S. Treasury Money Market Portfolio, .11% of its advisory fee for U.S. Government Money Market Portfolio,
 .15% of its advisory fee for Money Market Portfolio and .17% of its advisory fee for Tax-Free Money Market Portfolio. SEI Financial Management Corporation has voluntarily agreed to waive .018% of its administration fee for Money Market Portfolio and .033% of its administration fee for Tax-Free Money Market Portfolio. There can be no assurance that waivers will continue at the stated levels or otherwise during the current fiscal year. Expenses eligible for waiver do not include interest, taxes, brokerage commissions (if any), or extraordinary expenses.



     Absent such waivers, estimated Advisory Fees, 12b-1 Fees, Other Expenses and Total Operating Expenses would be: .25%, .10%, .18% and .53% (U.S. Treasury Money Market Portfolio); .25%, .10%, .18% and .53% (U.S. Government Money Market Portfolio); 25%, .10%, .18% and .53% (Money Market Portfolio); .25%, .10%, .22%
and .57% (Tax-Free Money Market Portfolio).


     Advisory Fees, 12b-1 Fees and Other Expenses are reflected in share prices or dividends of the Institutional II Class of each Portfolio and are not charged directly to individual shareholder accounts.

     B. EXAMPLE. The Example assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Institutional II Class Operating Expenses" remain the same in the years shown. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following tables provide information about the financial history of the Institutional II Class of each Portfolio. These tables express the information in terms of a single share outstanding throughout the period. The data is for the fiscal period ended October 31, 1995 and is unaudited.

                                                                    U.S. GOVERNMENT
                                            U.S. TREASURY MONEY      MONEY MARKET          MONEY MARKET         TAX-FREE MONEY
                                             MARKET PORTFOLIO          PORTFOLIO             PORTFOLIO         MARKET PORTFOLIO
                                            -------------------   -------------------   -------------------   -------------------
                                             Institutional II      Institutional II      Institutional II      Institutional II
                                                   Class                 Class                 Class                 Class
                                            -------------------   -------------------   -------------------   -------------------
                                                Period from           Period from           Period from           Period from
                                              July 28, 1995**       July 28, 1995**       July 21, 1995**        July 28, 1995
                                            to October 31, 1995   to October 31, 1995   to October 31, 1995   to October 31, 1995
                                                (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)
                                            -------------------   -------------------   -------------------   -------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period......        $ 1.000               $ 1.000               $ 1.000               $ 1.000
                                                  -------               -------               -------               -------
Income from investment operations:
Net interest income.......................          0.014                 0.014                 0.016                 0.009
Distributions:
Net interest income.......................         (0.014)               (0.014)               (0.016)               (0.009)
                                                  -------               -------               -------               -------
Net asset value, end of period............        $ 1.000               $ 1.000               $ 1.000               $ 1.000
                                                  =======               =======               =======               =======
TOTAL RETURN..............................           1.36%+#               1.45%+#               1.61%+#               0.94%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).....        $47,673               $11,693               $20,359               $ 8,916
Ratio of expenses to average daily net
  assets(1)...............................           0.45%*                0.40%*                0.35%*                0.31%*
Ratio of net interest income to average
  daily net assets........................           5.13%*                5.50%*                5.62%*                3.51%*


---------------


   *  Annualized
  **  Commencement of operations
   +  Total return would have been lower
      had certain fees not been waived
      during the period.
   #  Total return for period of less than
      one year is not annualized.
 (1)  During the period, certain fees were
      voluntarily waived. The ratio of
      expenses to average daily net assets
      had such waivers not occurred is as
      follows:............................           0.55%*                0.56%*                0.57%*                0.57%*

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     The Fund currently consists of twelve investment Portfolios with a variety of investment objectives and policies. First Maryland provides a continuous investment program in accordance with each Portfolio's investment objective and policies. Except for each Portfolio's investment objective and those policies identified as fundamental, each Portfolio's policies are not fundamental. Non-fundamental policies may be changed without shareholder approval. Further information relating to the types of securities in which each Portfolio may invest and the investment policies of each Portfolio in general is set forth in the Appendix to this Prospectus. As is the case with any investment in securities, an investment in a Portfolio involves certain risks and there can be no assurance a Portfolio will achieve its investment objective. Each Portfolio can use various techniques to manage its investment exposure. These techniques may involve derivative transactions. By itself, no one Portfolio constitutes a balanced investment plan. From time to time, a Portfolio, to the extent consistent with its investment objective, policies, restrictions and applicable law, may invest in securities of companies with which First Maryland and/or its affiliates has a lending relationship. The lending relationship will not be a factor in the selection of securities.

     U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO AND TAX-FREE MONEY MARKET PORTFOLIO each seek to maximize current income and provide liquidity and security of principal by investing in high-quality, short-term, U.S. dollar-denominated instruments determined by First Maryland to present minimal credit risks in accordance with guidelines adopted by the Fund's Board of Trustees (the "Board"). The ARK Money Market Portfolios each will seek to maintain a net asset value per share ("NAV") of $1.00, will limit its investments to securities with remaining maturities of 397 days or less, and will maintain a dollar-weighted average maturity of 90 days or less. In determining a security's maturity for purposes of calculating the Portfolios' average maturity, estimates of the expected time for principal to be paid may be used. An estimated maturity can be substantially shorter than its stated final maturity.

     Although the ARK Money Market Portfolios' policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were large enough, a Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of U.S. Treasury Money Market Portfolio is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government and thus constitute direct obligations of the United States. As a non-fundamental operating policy, the Portfolio intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and will limit its investments to U.S. Treasury obligations that pay interest that is specifically exempt from state and local taxes under federal law.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of U.S. GOVERNMENT MONEY MARKET PORTFOLIO is to maximize current income and provide security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities"), or in repurchase agreements backed by such instruments. As a non-fundamental policy, 100% of the Portfolio's total assets will be invested in U.S. Government Securities, and in repurchase agreements collateralized by such securities. U.S. Government Securities include U.S. Treasury bills, notes and bonds, and obligations issued by federal agencies such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association, the Small Business Administration and the Washington Metropolitan Area Transit Authority. Obligations issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities include instruments issued by the Federal Home Loan Bank, Federal Farm Credit Bank and Federal National Mortgage Association. The Portfolio may enter into when-issued or delayed-delivery transactions. The Portfolio normally may not invest more than 5% of its total assets in the securities (other than U.S. Government Securities) of any single issuer. Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for up to three days.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in a broad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). Such Money Market Instruments include, but are not limited to: U.S. Government Securities; custodial receipts evidencing future interest or principal payments on U.S. Government Securities; obligations of domestic or foreign banks including bankers' acceptances, time deposits and certificates of deposit ("CDs"); commercial paper (including variable and floating rate instruments); corporate obligations; and asset-backed securities and indexed securities -- each with 397 days or less remaining to maturity. Money Market Portfolio may invest more than 25% of its total assets in certain obligations of domestic banks. Money Market Portfolio may engage in repurchase and reverse repurchase agreements and may enter into when-issued or delayed-delivery transactions. The Portfolio normally may not invest more than 5% of its total assets in securities (other than U.S. Government Securities) of any single issuer. Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for up to three days.

     The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. See the Appendix for more information.

     At least 95% of the assets of Money Market Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Fund's Board.

TAX-FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of TAX-FREE MONEY MARKET PORTFOLIO is to provide a high level of interest income by investing primarily in high-quality municipal obligations that are exempt from federal income taxes. The Portfolio attempts to invest 100% of its assets in securities exempt from federal income tax (not including the alternative minimum tax), and maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax.

     The Portfolio invests in high quality, short-term municipal securities but also may invest in high quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) that have demand features or interest rate adjustment features that result in interest rates, maturities, and prices similar to short-term instruments. The Portfolio's investments in municipal securities may include tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. The Portfolio may enter into when-issued and delayed-delivery transactions and may purchase securities that are subject to restrictions on resale.

     Municipal securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. First Maryland monitors the financial condition of parties (including insurance companies, banks, and corporations) whose creditworthiness is relied upon in determining the credit quality of securities the Portfolio may purchase.

     A demand feature is a put that entitles the security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals. A standby commitment is a put that entitles the security holder to same-day settlement at amortized cost plus accrued interest.

     Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy securities on demand by obtaining letters of credit ("LOCs") or other guarantees from banks. LOCs also may be used as credit supports for other types of municipal instruments. First Maryland may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, First Maryland will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

     First Maryland anticipates that the Portfolio will be as fully invested as is practicable in municipal obligations. However, the Portfolio reserves the right for temporary defensive purposes to invest without limitation in taxable Money Market Instruments. There may be occasions when, as a result of maturities of portfolio securities or sales of Portfolio shares, or in order to meet anticipated redemption requests, the Portfolio may hold cash which is not earning income.

     At least 95% of the assets of Tax-Free Money Market Portfolio will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Board.

     The Portfolio may invest up to 25% of its net assets in a single issuer's securities. The Portfolio may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of its total assets in IRBs related to a single industry. The Portfolio also may invest 25% or more of its total assets in tax-exempt securities whose revenue sources are from similar types of projects, e.g., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities. There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolio's performance.

     Yields on municipal obligations depend on a variety of factors, including the general conditions of the money markets and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal obligations with longer maturities tend to produce higher yields and generally are subject to potentially greater price fluctuations than obligations with shorter maturities.

INVESTMENT LIMITATIONS FOR THE ARK MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

     The following summarizes the principal investment limitations of each of the ARK Money Market Portfolios. A complete listing is contained in the Statement of Additional Information. With the exception of limitations 3(b) and 4(b), these limitations are fundamental and may only be changed with shareholder approval.

     1. Each ARK Money Market Portfolio may not, with respect to 75% of its assets, invest more than 5% of the total market value of its assets in the securities of any one issuer, other than U.S. Government Securities.

     2. Each ARK Money Market Portfolio may not purchase the securities of one issuer (other than U.S. Government Securities) if more than 25% of its total assets would be invested in the same industry. Money Market Portfolio may, however, invest 25% or more of its assets in obligations of domestic banks.

     3. Each ARK Money Market Portfolio (a) may borrow money from a bank for temporary or emergency purposes or by engaging in reverse repurchase agreements, but not in an amount exceeding 33 1/3% of its total assets; and (b) will not purchase securities when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

     4. Each ARK Money Market Portfolio (a) may not make a loan if more than 33 1/3% of its total assets would be lent to other parties; and (b) each of U.S. Treasury Money Market Portfolio,

U.S. Government Money Market Portfolio and Tax-Free Money Market Portfolio do not currently intend to lend portfolio securities.

PERFORMANCE
--------------------------------------------------------------------------------

     The performance of each class of shares of each Portfolio may be quoted in advertising in terms of yield, effective yield or total return. In addition, the tax-equivalent yield may be quoted for shares of Tax-Free Money Market Portfolio. All types of performance are based on historical results and are not intended to indicate future performance.

     The YIELD of shares of the ARK Money Market Portfolios is calculated by dividing the net investment income earned by the shares over a 7-day period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on each share price at the end of the 7-day periods. The EFFECTIVE YIELD is calculated similarly, but assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Because yield accounting methods differ from the methods used for other accounting purposes, the yields of shares of the ARK Money Market Portfolios may not equal their respective distribution rates, the income paid to your account or the income reported in the financial statements of the Institutional II Class of the relevant Portfolio.

     A TAX-EQUIVALENT YIELD shows the approximate taxable yield that would have to be earned before taxes to equal a tax-free yield. A tax-equivalent yield is calculated by dividing the shares' tax-exempt yield by the result of one minus a stated federal and/or state tax rate. If only a portion of a Portfolio's income was tax-exempt, only that portion is adjusted in the calculation.

     TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment in a class and assumes that all distributions are reinvested. A CUMULATIVE TOTAL RETURN reflects a class' performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a class' performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a class' return, it should be recognized that they are not the same as actual year-by-year results. When a class of a Portfolio quotes an average annual return covering a period of less than one year, the calculation assumes that the performance will remain constant for the rest of the year. Since this may or may not occur, average annual returns should be viewed as hypothetical rather than actual performance figures.

     For additional performance information, please contact your Investment Professional or the Distributor for a free Annual Report, Semi-Annual Report and Statement of Additional Information.

PORTFOLIO TRANSACTIONS AND VALUATION
--------------------------------------------------------------------------------

     Subject to the general supervision of the Board, First Maryland is responsible for placing orders for securities transactions for each Portfolio. Transactions for the ARK Money Market Portfolios are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The Portfolios have no obligation to enter into securities transactions with any particular dealer, issuer, underwriter or other entity. In placing orders for the Portfolios, it is the policy of First Maryland to obtain the most favorable execution. Where such execution may be obtained from more than one broker or dealer, securities transactions may be directed at higher commission rates to those who provide research, statistical and other information to First Maryland. If more than one Portfolio or another account managed by First Maryland are purchasing or selling the same security, such orders may be aggregated in the interest of achieving the most favorable execution.

     The Portfolios have authorized First Maryland to allocate transactions to some broker-dealers who help distribute the Portfolios' shares. First Maryland will make such allocations if commissions are comparable to those charged by non-affiliated, qualified broker-dealers for similar services.

     Money market obligations are generally traded in the over-the-counter market through dealers. A dealer is a securities firm or bank which makes a market for such securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. The selection of such dealers is generally made based upon the price, quality of execution services and research provided. Money market securities purchased and sold by each ARK Money Market Portfolio will be traded on a net basis (i.e., without commission) through dealers acting for their own account and not as agents or will involve transactions directly with the issuer of the instrument.

     VALUATION. The NAV of the Shares of each Portfolio is calculated by adding the Institutional II Class' pro rata share of the value of all securities and other assets attributable to a Portfolio, deducting the Institutional II Class' pro rata share of Portfolio-level liabilities, deducting Institutional II Class-specific liabilities, if applicable, and dividing the result by the number of Shares outstanding. Assets in the ARK Money Market Portfolios are valued based upon the amortized cost method. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Although each ARK Money Market Portfolio seeks to maintain an NAV of $1.00 for the Shares, there can be no assurance that this NAV will not vary.

     PRICING OF SHARES. The Portfolios are open for business and their NAVs are calculated each day the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open ("Business Day"). An investor's purchase will be processed at the NAV next calculated after the order is received and accepted by the Transfer Agent. The NAVs of U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio are determined at 12:00 noon Eastern Time ("12:00 noon") and the close of business of the NYSE, normally 4:00 p.m. The NAVs of U.S. Government Money Market Portfolio and Money Market Portfolio are determined at 1:30 p.m. Eastern Time ("1:30 p.m.") and the close of business of the NYSE, normally 4:00 p.m. Shares purchased at 12:00 noon and 1:30 p.m. begin to earn dividends that Business Day. Shares purchased at 4:00 p.m. are eligible to earn dividends on the following Business Day.

PURCHASES, EXCHANGES AND REDEMPTIONS
--------------------------------------------------------------------------------

     OPENING AN ACCOUNT. Shares are sold without a sales charge and are currently available only to clients of First Maryland or its affiliated banks (including Allied Irish Banks, p.l.c. and its affiliates) who direct their own investments and have established trust relationships with First Maryland or its affiliated banks or correspondent banks of First Maryland or their affiliated banks ("qualified accounts"). An initial investment in the Shares must be preceded or accompanied by the establishment of a qualified account. This may require that certain documents and applications be signed before an investment can be made. Agreements for opening qualified accounts are available upon request from First Maryland at (800) 624-4116 outside Maryland and (800) 638-7751 inside Maryland.

     The minimum initial investment to establish a new account is $500. After meeting this minimum initial investment requirement, there is no minimum-required account balance. Subsequent investments may be made in any amount.

PURCHASING SHARES
--------------------------------------------------------------------------------

     Payments for Shares of each ARK Money Market Portfolio must be made in federal funds or other funds immediately available to each Portfolio. An order for the purchase of Shares paid for in such available funds will become effective on the day of receipt of the order by the transfer agent and are entitled to that day's dividend if received prior to 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 1:30 p.m. for Money Market Portfolio and U.S. Government Money Market Portfolio. If a purchase order, together with such available funds, is received after 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 1:30 p.m. for Money Market Portfolio and U.S. Government Money Market Portfolio, but before 4:00 p.m., such purchases will receive the NAV determined at 4:00 p.m. and will begin earning dividends the following Business Day. If an order or payment is received after 4:00 p.m., an investor will receive the next determined NAV the following Business Day. Each Portfolio reserves the right to reject any purchase order. Each ARK Money Market Portfolio declares dividends daily and pays them monthly.

OTHER INFORMATION
--------------------------------------------------------------------------------

     It is anticipated that First Maryland will be the holder of record for all Shares held through qualified accounts. First Maryland, at least as often as quarterly, will provide each client who is a beneficial owner of the Shares, a statement showing details of all transactions effected on behalf of such client in Shares, including the then-current balance of full and fractional Shares. No certificates representing Shares will be issued.

     Shareholders may instruct First Maryland to purchase Shares automatically at intervals established by the client. Additional fees may be charged by First Maryland for this and other services, including cash sweeps. For more complete information concerning these services and associated fees, please call First Maryland toll free at (800) 624-4116 outside Maryland and (800) 638-7751 inside Maryland.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

     The following distribution options are available to shareholders:

     A. The SHARE OPTION reinvests income dividends and capital gain distributions, if any, in additional Shares. This option will be assigned automatically if no choice is specified on the account application. Income dividends and capital gain distributions will be reinvested at the NAV as of the payment date for the distribution.

     B. The INCOME-EARNED OPTION reinvests your capital gain distributions and pays income dividends in cash.

     C. The CASH OPTION pays you income dividends and capital gain distributions in cash. Distribution checks will be mailed no later than seven days after the last day of the month.

     If you select Option B or C and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, distributions will be reinvested in the account at the then-current NAV and your election will be converted to the Share Option.

EXCHANGING SHARES
--------------------------------------------------------------------------------

     An exchange is a convenient way to buy and sell Shares of another Portfolio registered in your state. Institutional II Class Shares may be exchanged for Shares of another Portfolio. The redemption will be made at the next determined NAV of the Shares to be redeemed after the exchange request is received by the transfer agent.

     Each exchange between Portfolios actually represents the sale of Shares of one Portfolio and the purchase of Shares in another, which may produce a gain or loss for tax purposes. In order to protect each Portfolio's performance and its shareholders, First Maryland discourages frequent exchange activity in response to short-term market fluctuations. Each Portfolio reserves the right to modify or withdraw the exchange privilege or to suspend the offering of Shares without notice to shareholders if, in First Maryland's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Each Portfolio also reserves the right to reject any specific purchase order, including purchases by exchange. An exchange between the Institutional II Class and another class of any Portfolio generally is not permitted.

REDEEMING SHARES
--------------------------------------------------------------------------------

     Shareholders may redeem all or a portion of their Shares by mail, telephone or telecommunication privilege. A shareholder may redeem Shares on each Business Day. Shares will be redeemed at the NAV next determined after the transfer agent has received and accepted a redemption request. Shares of each ARK Money Market Portfolio redeemed at 12:00 noon for U.S. Treasury Money Market Portfolio or Tax-Free Money Market Portfolio, or 1:30 p.m. for U.S. Government Money Market Portfolio or Money Market Portfolio, do not earn the dividend declared on the day of the redemption. Shares redeemed at 4:00 p.m. continue to earn dividends on the date of redemption. Shareholders may initiate redemptions:

     BY MAIL. To redeem by mail send a written request to The First National Bank of Maryland, Trust Division [Banc #101-621], P.O. Box 1596, Baltimore, Maryland 21203.

     The signatures on the written request must be properly guaranteed. Signature guarantees will be accepted from banks, brokers, dealers, municipal securities dealers and brokers, government securities dealers and brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

     BY TELEPHONE. To redeem by telephone or telecommunication, call First Maryland toll free at (800) 624-4116 outside Maryland and (800) 638-7751 inside Maryland.

     Although at present First Maryland pays the wire costs involved, the Fund reserves the right at any time to require the investor to pay such costs.

     With respect to the ARK Money Market Portfolios, under normal circumstances, if the request for redemption is received by 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 1:30 p.m. for U.S. Government Money Market Portfolio and Money Market Portfolio on any Business Day, the proceeds of such redemption will be wired via federal funds on the same day. If, under normal circumstances, the request is received after 12:00 noon or 1:30 p.m., respectively, and before 4:00 p.m., and on a Business Day, that day's dividend will be received and the redemption proceeds will be wired the next Business Day.

     If making immediate payment could adversely affect a Portfolio, a Portfolio may take up to seven (7) days after redemption to pay the proceeds. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a Portfolio may suspend redemption or payment dates. When the NYSE or the Federal Reserve Bank of New York closes early, the Portfolios reserve the right to advance the time on any such day by which purchase and redemption orders must be received. To the extent portfolio securities are traded in other markets on days which are not Business Days of the Fund, the NAV of the Shares of a Portfolio may be affected at a time when investors do not have access to such Portfolio to purchase or redeem Shares.

     If a shareholder redeems all the Shares of a Portfolio in an account, the Shareholder will receive, in addition to the value thereof, any declared but unpaid distributions thereon at the beginning of the following month.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


     First Maryland, 25 South Charles Street, Baltimore, MD 21201, provides investment advisory services to each Portfolio, subject to the general supervision of the Board. First Maryland is entitled to receive for its advisory services payment at an annual rate of .25% of each Money Market Portfolio's average daily net assets. First Maryland, in its sole discretion, may waive all or any portion of its advisory fee for any Portfolio. Any such voluntary waiver, will increase such Portfolio's yield for the period during which the waiver is in effect.

     First Maryland, established in 1806, had total assets of approximately $10 billion as of September 30, 1995 and is a wholly-owned subsidiary of First Maryland Bancorp, which is a subsidiary of Allied Irish Banks, p.l.c. First Maryland Bancorp was organized in 1974 as a bank holding company registered under the Federal Bank Holding Company Act of 1956 and files annual and periodic reports with the SEC under the Securities Exchange Act of 1934. See "Banking Law Matters." First Maryland has experience as an investment advisor to individual, corporate, and institutional advisory clients, pension plans and collective investment funds, with approximately $32.7 million in assets under administration, $5.3 million of which were assets under investment management as of September 30, 1995. First Maryland has managed mutual funds since June 1993.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


     James M. Hannan is a Vice President of First Maryland and has been the portfolio manager for the ARK Money Market Portfolios since June 1993. He is also responsible for the management of several separately managed institutional portfolios which he has managed since 1992. Prior to 1987 he served as the Treasurer for the City of Hyattsville, Maryland.


     Investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

TRANSFER AGENT
--------------------------------------------------------------------------------

     SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087, provides transfer agent and related services for the Portfolios. SEI Financial Management Corporation is a wholly-owned subsidiary of SEI Corporation ("SEI"). SEI Financial Management Corporation has subcontracted the transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains shareholder accounts and records for the Portfolios.

ADMINISTRATOR
--------------------------------------------------------------------------------

     SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087, serves as the Portfolios' administrator under the Administration Agreement dated November 1, 1995 between the Administrator and the Fund.

     The Administrator of the Fund assists in each Portfolio's administration and operation, including providing facilities for maintaining each Portfolio's organization, supervising relations with the custodian, transfer and pricing agents, accountants, underwriters, and other persons dealing with each Portfolio, preparing all general shareholder communications and conducting shareholder relations, maintaining (or providing for the maintenance of) the Fund's records and the registration of each Portfolio's shares under federal and state law, developing management services for the Portfolios and furnishing reports, evaluation and analyses on a variety of subjects to the Board. The Administrator is entitled to receive an annual fee of .13% of aggregate average daily net assets of the Fund, paid monthly, for services performed under the Administration Agreement. The Administrator has voluntarily agreed to waive a portion of its administration fee on certain Portfolios of the Fund in order to limit total operating expenses of such Portfolios. Any such voluntary waiver, which can be discontinued at any time, will increase such Portfolio's yield for the period during which the waiver is in effect.

DISTRIBUTION AND SERVICING OF THE SHARES
--------------------------------------------------------------------------------

     SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, acts as distributor (the "Distributor") of the Shares pursuant to a Distribution Agreement dated November 1, 1995 between the Distributor and the Fund. The Distributor is the principal underwriter of the Fund. First Maryland neither participates in nor is responsible for the underwriting of the Shares.

     The Board has adopted a Distribution Plan on behalf of the Institutional II Class of each Portfolio pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The Distribution Plan provides for payment of a fee to the Distributor of up to .75% of average daily net assets of the Institutional II Class of each Portfolio. The Board has approved the distribution fee rate of .10% of the average net assets of the Institutional II Class of each of the ARK Money Market Funds. All or any portion of the 12b-1 fee for any Portfolio may be waived at any time. Any such voluntary waiver can be discontinued at any time.

     The Distributor and/or Investment Professionals that receive portions of the distribution fees from the Distributor pay for the cost of printing (but not typesetting) and mailing to prospective investors prospectuses and other materials relating to the Institutional II Class, as well as for related direct mail, advertising and promotional expenses.

     The Distribution Plan does not obligate the Portfolios to reimburse the Distributor for the actual expenses that it may incur in fulfilling its obligations under the Distribution Plan on behalf of the Institutional II Class. Thus, under the Distribution Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Portfolios will not be obligated to pay more than that fee. If the Distributor's expenses are less than the distribution fee it receives, it will retain the full amount of the fee.

CUSTODIAN
--------------------------------------------------------------------------------

     The First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21201 is custodian (the "Custodian") for the securities and cash of the Fund. Under the Custody Agreement between the Fund and the Custodian, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the Custody Agreement, the Fund pays the Custodian a monthly fee at the annual rate of .015% of the average daily net assets of the Fund. The Custodian also charges the Fund transaction fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses.

BANKING LAW MATTERS
--------------------------------------------------------------------------------

     Banking laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of an investment company as agent for and upon the order of a customer. However, banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. Upon advice of counsel, the Board believes that First Maryland may perform the advisory services described in this Prospectus for each Portfolio and its shareholders without violating applicable federal banking laws or regulations.

     However, judicial or administrative decisions or interpretations of, as well as changes in, either federal or state statutes or regulations relating to the activities of banks and their affiliates could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by this Prospectus. If banks or bank affiliates were prohibited from so acting, changes in the operation of the Fund might occur. It is not anticipated, however, that any such change would affect the Shares' NAVs or result in any financial loss to any shareholder.

TAX MATTERS
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gains at a maximum marginal rate of 28%, regardless of the length of time a shareholder has held Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed as ordinary income at a maximum marginal rate of 39.6%. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and capital gains.

     Tax-Free Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are taxable to persons subject to alternative minimum tax. Alternative minimum tax is currently imposed at a maximum marginal rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum tax liability. Tax-Free Money Market Portfolio intends to avoid investing its assets in such private activity bonds but may do so if required by market conditions. Second, tax-exempt interest and "exempt interest dividends" derived from all municipal securities must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustments for alternative minimum tax purposes. Realized market discount on tax-exempt obligations purchased after April 30, 1993 is treated as ordinary income and not as capital gain. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

     Tax-Free Money Market Portfolio will determine annually the percentage of its net investment income that is fully tax-exempt, the percentage which constitutes an item of tax preference for alternative minimum tax purposes and percentage that is fully taxable, and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     To the extent that Tax-Free Money Market Portfolio income dividends and capital gain distributions are derived from Maryland state tax-free investments, they will be free from Maryland state and county taxes (including city of Baltimore local taxes).

     Many state income tax laws exempt from taxation dividends paid by a regulated investment company to the extent such dividends are derived from interest paid on U.S. Treasury obligations. The Fund will advise shareholders annually of the percentage of the ordinary income dividends paid by each Portfolio that is attributable to interest earned on U.S. Treasury obligations.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Shareholders who exchange Shares representing interests in one Portfolio for Shares representing interests in another Portfolio will generally recognize capital gain or loss for federal income tax purposes.

     To avoid being subject to federal income tax withholding at the rate of 31% on taxable dividends, distributions and redemption payments, shareholders must furnish the Fund with their taxpayer identification numbers and certify under penalties of perjury that the number provided is correct and that they are not subject to backup withholding for any reason. Redemptions of Shares are reported annually on information returns that are filed with the IRS with respect to each shareholder that is not otherwise exempt.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of Tax-Free Money Market Portfolio would not be suitable for tax-exempt institutions, and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt. Therefore, such plans and accounts would not gain any additional benefit from the Portfolio dividends' tax-exempt status and, moreover, such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal obligations. If such a proposal were enacted, the ability of Tax-Free Money Market Portfolio to pay exempt-interest dividends might be adversely affected. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund, which may differ from the federal income tax consequences described above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

     ARK Funds is an open-end diversified management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992 and amended and restated on March 19, 1993. The Board supervises Fund activities and reviews contractual arrangements with companies that provide the Portfolios with services. The Fund may issue an unlimited number of shares of each of its Portfolios. The shares of a Portfolio have equal voting, liquidation and other rights. When issued and paid for, Shares will be fully paid and non-assessable by the Fund and will have no preference, conversion, exchange or preemptive rights. The Board may authorize the Fund to offer other portfolios which may differ in the types of securities in which their assets may be invested.

     As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio or class of shares with respect to issues affecting that Portfolio or class, or for the Fund as a whole for purposes such as electing or removing Trustees. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. Separate votes are taken by each class of shares, Portfolio, or the Fund if a matter affects just that class, portfolio or the Fund, respectively.

     The Fund offers three classes of shares of each ARK Money Market Portfolio; two classes of shares of Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio; and one class of shares of International Equity Portfolio. The classes of shares of a Portfolio have a common investment objective and investment limitations and policies. The classes of shares of a

Portfolio have different sales charges and other expenses that may affect performance. The Institutional Class of Short-Term Treasury Portfolio and Blue Chip Equity Portfolio are expected to commence operations on or about the date of this Prospectus. The Institutional Class of the Maryland Tax-Free Portfolio have not yet commenced operations. The Retail Class of the U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio, Blue Chip Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio have not yet commenced operations. You may obtain more information on the classes of shares not offered through this Prospectus by calling 1-800-624-4116 or from your Investment Professional.

APPENDIX
--------------------------------------------------------------------------------

     The following paragraphs provide a brief description of the securities in which Portfolios may invest and the transactions they may make. A Portfolio's investments are not limited by this discussion, however, and a Portfolio may include other types of securities and other types of transactions consistent with its investment objective.

     A complete listing of the Portfolios' policies and limitations and more detailed information about the Portfolios' investments are contained in the Portfolios' SAI. Current holdings and recent investment strategies are described in the Portfolios' financial reports, which are sent to shareholders twice a year.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and U.S. Government Money Market Portfolio, may purchase asset-backed securities which consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. (As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.)

     Each Portfolio, except U.S. Treasury Money Market Portfolio and U.S. Government Money Market Portfolio, may purchase BANK OBLIGATIONS. These include: bankers' acceptances which are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer; certificates of deposit which are negotiable certificates representing a commercial bank's obligation to repay funds deposited with it, earning specified rates of interest over given periods or issued at a discount; and time deposits which are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and U.S. Government Money Market Portfolio, may purchase COMMERCIAL PAPER. Commercial paper is an obligation issued by a bank, broker-dealer, corporation and other entities for purposes such as financing its current operations.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and U.S. Government Money Market Portfolio, may invest in EURODOLLARS, YANKEE DOLLARS and FOREIGN BANK OBLIGATIONS which involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches and agencies. Foreign branches of domestic banks are not regulated by U.S. banking authorities and generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. For this purpose, domestic banks include foreign branches of domestic banks for which the domestic parent is unconditionally liable in the event the foreign branch failed to pay on its instruments for any reason.

     Each Portfolio, except U.S Treasury Money Market Portfolio and U.S. Government Money Market Portfolio, may invest in U.S. DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS.

     Under currently applicable regulations, each ARK Money Market Portfolio, except U.S. Treasury Money Market Portfolio, may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of in the usual course of business within seven days without taking a reduced price. Generally, securities subject to restriction on resale, variable rate demand notes, repurchase agreements with more than seven days to maturity, and time deposits are considered to be illiquid unless First Maryland determines, in accordance with guidelines established by the Board, that certain such securities are readily marketable. The absence of a trading market can make it difficult to ascertain a market value for illiquid securities, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. In addition, unless securities are registered for sale, securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and U.S. Government Money Market Portfolio, may purchase MUNICIPAL OBLIGATIONS which are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights on municipal securities holders. A fund may own a municipal security directly or through a participation interest.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may enter into REPURCHASE AGREEMENTS and securities loans. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously commits to resell that security back at a higher price. The Portfolios may also make securities loans to broker-dealers and institutional investors. In the event of bankruptcy of the other party to either a repurchase agreement or a securities loan, a Portfolio could experience delays in recovering its cash or the securities it lent. To the extent, in the meantime, the value of the securities purchased had decreased, or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, First Maryland must find the creditworthiness of the other party to the transaction satisfactory.

     Borrowing Money and Reverse Repurchase Agreements. Each Portfolio may borrow money by engaging in reverse repurchase agreements. In a reverse repurchase agreement a Portfolio sells a portfolio instrument to another party, such as a bank, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness is deemed satisfactory by First Maryland.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, may purchase U.S. GOVERNMENT SECURITIES which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. They may be backed by the full faith and credit of the U.S. government as a whole or only by the issuing agency. For example, securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury securities and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government and are the highest quality government securities.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, may purchase VARIABLE OR FLOATING RATE INSTRUMENTS. Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand full payment from issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Many variable and floating rate instruments also carry demand features that permit a Portfolio to sell them at par value plus accrued interest on short notice.

     Each Portfolio may engage in transactions on a WHEN-ISSUED or DELAYED-DELIVERY basis. The market value of securities purchased in this way may change before the delivery date, which could affect the market value of the assets and could increase fluctuations in a Portfolio's share price, yield and return. Ordinarily, the Portfolios will not earn interest on the securities purchased until they are delivered.

     Each Portfolio may purchase zero coupon debt securities which do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating its daily dividend, each Portfolio takes into account as income a portion of the difference between these securities' purchase prices and their face values. Because they do not pay current income, the prices of zero coupon debt securities can be volatile when interest rates change.

ADDITIONAL INVESTMENTS FOR TAX-FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     MUNICIPAL LEASE OBLIGATIONS are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the interest is assigned. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. The Portfolio will only purchase rated municipal lease obligations.

     MUNICIPAL SECURITIES include general obligation securities, which are backed by the full taxing power of a municipality, and revenue securities, which are backed by the revenues of a specific tax, project, or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk.

     REFUNDING CONTRACTS. The Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. Although the Portfolio may sell its rights under a refunding contract, these contracts are relatively new and the secondary market for them may be less liquid than the secondary market for other types of municipal securities.

     RESOURCE RECOVERY BONDS are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

     TAX AND REVENUE ANTICIPATION NOTES are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.


ARKPROIC-2/96

BS-3015A-9506

                             ARK FUNDS: RETAIL CLASS

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                         TAX-FREE MONEY MARKET PORTFOLIO
                          SHORT-TERM TREASURY PORTFOLIO
                                INCOME PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                           BLUE CHIP EQUITY PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                            SPECIAL EQUITY PORTFOLIO
                           MARYLAND TAX-FREE PORTFOLIO

                              CROSS REFERENCE SHEET

Form N-1A Item Number

Part A                                  Prospectus Caption

1 ...................................   Cover Page
2 ...................................   Summary of Portfolio Expenses
3 a,b................................   Financial Highlights
  c..................................   Performance
4 a(i)...............................   General Information
  a(ii),b,c..........................   Investment Objectives, Policies and Risk
                                        Considerations

5 a,b,c,d,e,f........................   Management of the Fund
  g..................................   Portfolio Transactions and Valuation
5A                                      *
6 a..................................   General Information
  b,c,d..............................   *
  e..................................   General Information
  f,g................................   Portfolio Transactions and Valuations,
                                        Tax Matters
  h..................................   General Information
7 a..................................   Purchases, Exchanges and Redemptions
  b(i),(ii)..........................   Portfolio Transactions and Valuations
  b(iii,iv,v),c......................   *
  d..................................   Purchases, Exchanges and Redemptions
  e, f(i),(ii).......................   Management of the Fund
  f(iii).............................   *
8 ...................................   Purchases, Exchanges and Redemptions
9 ...................................   *

* Not Applicable

                                    [LOGO]

                                   THE ARK
                                    FUNDS



                                    [LOGO]



                                    [LOGO]



                                    [LOGO]







                                 RETAIL CLASS
                                  PROSPECTUS

ARK FUNDS -- RETAIL CLASS

--------------------------------------------------------------------------------
PROSPECTUS

FEBRUARY 26, 1996

--------------------------------------------------------------------------------

ARK Funds (the "Fund") is a registered open-end management investment company that offers eleven diversified investment portfolios and one non-diversified investment portfolio. These twelve investment portfolios encompass a selection of money market, fixed-income, equity and international portfolios.

Each of the investment portfolios listed below (the "Portfolios") offers a Retail Class of shares. The First National Bank of Maryland ("First Maryland") serves as investment advisor to the Portfolios. Shares of the Retail Class of each of the Portfolios (the "Shares") are offered through this Prospectus. The Shares are offered to all investors seeking professionally managed mutual funds investing through an investment professional. A brief description of each Portfolio whose shares are offered through this Prospectus follows.

U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, and MONEY MARKET PORTFOLIO each seek to maximize current income and provide liquidity and security of principal. Each of these money market Portfolios seeks to maintain a constant net asset value per share of $1.00.

TAX-FREE MONEY MARKET PORTFOLIO seeks to provide a high level of interest income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. This Portfolio seeks to maintain a constant net asset value per share of $1.00.

An investment in a money market Portfolio is neither insured nor guaranteed by the U.S. government. There can be no assurance that any money market Portfolio will maintain a stable net asset value per share of $1.00.

SHORT-TERM TREASURY PORTFOLIO seeks to provide current income, with a secondary objective of stability of principal, by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government.

INCOME PORTFOLIO seeks to provide a high level of current income with a secondary objective of capital growth, consistent with reasonable risk, by investing primarily in a broad range of fixed-income securities within the standards of quality and maturity prescribed.

GROWTH AND INCOME PORTFOLIO seeks to achieve long-term total returns from both capital appreciation and current income by investing in a broad range of stocks, bonds, and cash equivalents.


BLUE CHIP EQUITY PORTFOLIO seeks to achieve long-term capital appreciation by investing primarily in equity securities of established, large capitalization companies.


CAPITAL GROWTH PORTFOLIO seeks to achieve long-term capital appreciation by investing primarily in common stock and securities convertible into common stock.

SPECIAL EQUITY PORTFOLIO seeks to achieve capital appreciation by investing primarily in securities of companies believed by First Maryland to be "special equities." "Special equities" include equity securities of: (1) a company with a market capitalization of $1.2 billion or less at the time of the Portfolio's investment and deemed by the Portfolio manager to have above average growth potential; or (2) a company experiencing a "special situation"; that is, an unusual and possibly non-repetitive development taking place in that company.

MARYLAND TAX-FREE PORTFOLIO seeks to achieve high current income that is free from federal income tax and the Maryland state and county income taxes by investing primarily in municipal securities.


This Prospectus is designed to provide you with information that you should know before investing. Please read and retain this document for future reference. A Statement of Additional Information (SAI) (dated February 26, 1996) and the Financial Statements (including portfolio listing) for the fiscal period ended April 30, 1995 and the semi-annual period ended October 31, 1995 have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. This Statement and the Annual Report and Semi-Annual Report are available upon request without charge by calling 1-800-ARK-FUND.



SHARES OF ARK FUNDS ARE NOT DEPOSITS, OTHER OBLIGATIONS OF OR GUARANTEED BY THE BANK OR ANY DEPOSITARY INSTITUTION; THEY ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY; AND THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


Summary of Portfolio Expenses.................     2
Financial Highlights..........................     4
Investment Objectives, Policies and Risk
  Considerations..............................     7
Performance...................................    16
Portfolio Transactions and Valuation..........    17
Purchases, Exchanges and Redemptions..........    18
Management of the Fund........................    22
Tax Matters...................................    25
General Information...........................    27
Appendix......................................    28


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

     The expense summary format below was developed for use by all mutual funds to help you make your investment decisions. You should consider this expense information along with other important information, including each Portfolio's investment objectives, performance (if any) and financial highlights.

A. SHAREHOLDER TRANSACTION EXPENSES -- RETAIL CLASS
--------------------------------------------------------------------------------


MAXIMUM SALES LOAD IMPOSED ON PURCHASES
(AS A PERCENTAGE OF THE OFFERING PRICE)
-------------------------------------------------------------------------------------
Money Market Portfolios..............................................................    None
Short-Term Treasury Portfolio, Income Portfolio, Maryland Tax-Free Portfolio, Blue
  Chip Equity Portfolio, Growth and Income Portfolio, Capital Growth Portfolio and
  Special Equity Portfolio...........................................................    0.00%
Sales Load Imposed on Reinvested Dividends -- all Portfolios.........................    None
Deferred Sales Load Imposed on Redemption -- all Portfolios..........................    None
Redemption Fee -- all Portfolios.....................................................    None
Exchange Fee -- all Portfolios.......................................................    None


* Sales loads are being waived for all purchases of Retail Class shares of Short-Term Treasury Portfolio (at 4.50%), Income Portfolio (at 4.50%), Maryland Tax-Free Portfolio (at 4.50%), Growth and Income Portfolio (at 4.75%), Blue Chip Equity Portfolio (at 4.75%), Capital Growth Portfolio (at 4.75%) and Special Equity Portfolio (at 4.75%). These sales load waivers will be in effect at least through June 1996.

B. ANNUAL RETAIL CLASS OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS):
--------------------------------------------------------------------------------


                                                                                                   TOTAL
                                                     ADVISORY        12b-1          OTHER        OPERATING
                                                       FEE           FEE**         EXPENSES      EXPENSES
                                                     --------      ----------      --------      ---------
U.S. Treasury Money Market Portfolio(1)...........      .19%*          .26%*          .18%*         0.63%*
U.S. Government Money Market Portfolio(2).........      .14%*          .06%*          .18%          0.38%*
Money Market Portfolio............................      .10%*          .31%*          .15%*         0.56%*
Tax-Free Money Market Portfolio(1)................      .08%*          .26%*          .14%*         0.48%*
Short-Term Treasury Portfolio(2)..................      .30%*          .00%*          .25%          0.55%*
Income Portfolio..................................      .50%           .20%*          .27%          0.97%
Growth and Income Portfolio.......................      .55%           .20%*          .32%          1.07%*
Blue Chip Equity Portfolio(2).....................      .00%*          .00%*          .65%*         0.65%*
Capital Growth Portfolio..........................      .00%***        .00%*          .44%*         0.44%*
Special Equity Portfolio(2).......................      .60%           .55%           .34%          1.49%
Maryland Tax-Free Portfolio(2)....................      .50%           .45%           .24%          1.19%


  * After applicable waivers.
  * Includes Distribution Fee and Shareholder Service Fee.

*** The .60% advisory fee for Capital Growth Portfolio has been waived through the end of 1996.


(1) The Tax-Free Money Market Portfolio and U.S. Treasury Money Market Portfolio each began accruing .05% in 12b-1 fees on February 1, 1996 with subsequent incremental increases of 0.05% on March 1, 1996, April 1, 1996 and May 1, 1996.



(2) This Portfolio's Retail Class has not commenced operations as of the date of this Prospectus.

C. EXAMPLE: You would pay the following expenses on a $1,000 investment in the Shares assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) fee waivers continue at the same levels for each time period.
--------------------------------------------------------------------------------


                                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                           ------      -------      -------      --------
U.S. Treasury Money Market Portfolio....................    $  6         $20          $35          $ 79
U.S. Government Money Market Portfolio..................       4          12           21            48
Money Market Portfolio..................................       6          18           31            70
Tax-Free Money Market Portfolio.........................       5          15           27            60
Short-Term Treasury Portfolio...........................       6          18           31            69
Income Portfolio........................................      10          31           54           119
Growth and Income Portfolio.............................      11          34           59           131
Blue Chip Equity Portfolio..............................       7          21           36            81
Capital Growth Portfolio................................       5          14           25            55
Special Equity Portfolio................................      15          47           81           178
Maryland Tax-Free Portfolio.............................      12          38           65           144


--------------------------------------------------------------------------------

     EXPLANATION OF TABLE: The purpose of the table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a result of an investment in the Shares. (For a more complete discussion of the various costs and expenses, see "Management of the Fund"). As more fully described under the heading "Purchases, Exchanges and Redemptions," the Shares are currently available exclusively through qualified securities brokers or financial institutions ("Investment Professionals"). You should also consider the effects of any charges imposed by Investment Professionals.

     A. SHAREHOLDER TRANSACTION EXPENSES represent charges paid when you purchase, redeem or exchange Shares. If you exchange Shares of one Portfolio for Shares of another Portfolio that charges a higher sales charge, a differential sales charge may apply.


     B. ANNUAL OPERATING EXPENSES are based on the Retail Class' estimated expenses for the year. Advisory Fees are paid by each Portfolio to First Maryland for managing its investments. Rule 12b-1 fees are comprised of distribution fees and shareholder servicing fees. Distribution fees are paid to SEI Financial Services Company (the "Distributor") for services and expenses in connection with the distribution of the Shares. Shareholder servicing fees are paid to Investment Professionals for services and expenses in connection with providing individual assistance to Retail Class shareholders. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") due to 12b-1 fees. The Retail Class of each Portfolio incurs other expenses for certain administrative services such as maintaining shareholder records, furnishing shareholder statements and reports, and for other services.



     First Maryland has voluntarily agreed to waive .06% of its advisory fee for U.S. Treasury Money Market Portfolio, .11% of its advisory fee for U.S. Government Money Market Portfolio, .15% of its advisory fee for Money Market Portfolio and .17% of its advisory fee for Tax-Free Money Market Portfolio, .05% of its advisory fee for Short-Term Treasury Portfolio and all of its advisory fee for Blue Chip Equity Portfolio and Capital Growth Portfolio. SEI Financial Management Corporation has voluntarily agreed to waive .018% of its administration fee for Money Market Portfolio, .033% of its administration fee for Tax-Free Money Market Portfolio and .13% of its administration fee for Blue Chip Equity Portfolio. For the Retail Class of each of the ARK Money Market Funds, 0.9% of the .15% shareholder servicing fee is being waived. For the Retail Class of U.S. Government Money Market Portfolio, all .25% of its distribution fee is being waived. A portion of the distribution fee is being waived for the Retail Class of U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio. A portion of the distribution fees and all shareholder servicing fees is being waived for Income Portfolio and Growth and Income Portfolio. All distribution fees and shareholder servicing fees are being waived for Capital Growth Portfolio, Short-Term Treasury Portfolio and Blue Chip Equity Portfolio. There can be no assurance that waivers will continue at the stated levels or otherwise throughout the entire current fiscal year. Expenses eligible for waiver do not include interest, taxes, brokerage commissions (if any), or extraordinary expenses.


     The Fund's Board of Trustees (the "Board") has adopted a Distribution Plan (the "Plan") on behalf of the Retail Class of each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). The Plan allows the Retail Class of each Portfolio to pay the Distributor up to .75% of the average net assets of such class or such lesser amount as approved from time to time by the Board. The Board has approved a monthly distribution fee based on the following percentages of the average net assets of the Retail Class of the Portfolios as follows: .25% for each of the ARK Money Market Portfolios, .30% for Income Portfolio and Maryland Tax-Free Portfolio, .40% for each of Growth and Income Portfolio, Short-Term Treasury Portfolio, Special Equity Portfolio, and Capital Growth Portfolio and .55% for Blue Chip Equity Portfolio. In addition, the Board has adopted a Shareholder Services Plan on behalf of the Retail Class of the Portfolios to compensate qualified recipients for individual shareholder services and account maintenance. The recipients are paid a service fee at the annual rate of up to .25% of average net assets of the Retail Class of each Portfolio or such lesser amount as may be approved by the Board. Currently, the Board has approved a fee for shareholder services of .15% of average net assets of the Retail Class of each Portfolio, except for Short-Term Treasury Portfolio and Blue Chip Equity Portfolio for which the Board has approved a fee of .06%.



     Absent such waivers, Advisory Fees, 12b-1 Fees, Other Expenses and Total Operating Expenses would be: .25%, .40%, .18% and .83% (U.S. Treasury Money Market Portfolio); .25%, .40%, .18% and .83% (U.S. Government Money Market Portfolio); .25%, .40%, .17% and .82% (Money Market Portfolio); .25%, .40%, .21%
and .86% (Tax-Free Money Market Portfolio); .35%, .46%, .25% and 1.06% (Short-Term Treasury Portfolio); .50%, .45%, .45% and 1.40% (Income Portfolio);
 .55%, .55%, .53% and 1.63% (Growth and Income Portfolio); .60%, .61%, .78%, and
1.99% (Blue Chip Equity Portfolio); .60%, .55%, .44% and 1.59% (Capital Growth Portfolio); .60%, .55%, .34% and 1.49% (Special Equity Portfolio); and .50%,
 .45%, .24% and 1.19% (Maryland Tax-Free Portfolio). Advisory Fees, 12b-1 Fees, and Other Expenses are reflected in the Retail Class share price or dividends and are not charged directly to individual shareholder accounts. Please refer to the section entitled "Management of the Fund" for further information.



     C. EXAMPLE. The Example assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Retail Class Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


     The following tables provide information about the financial history of the Retail Class of each Portfolio, except for U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio, Blue Chip Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio, the Retail Classes of which have not commenced operations as of the date of this Prospectus and U.S. Treasury Money Market Portfolio, which Retail Class commenced operations after October 31, 1995. These tables express the information in terms of a single share outstanding throughout the period. The data for the fiscal period ended April 30, 1995 has been audited by KPMG Peat Marwick L.L.P., independent accountants for the Fund. Their report on the financial statements and financial highlights is included in the Annual Report, which is incorporated by reference into the Statement of Additional Information. The data for the fiscal period ended October 31, 1995 is unaudited.

                                                                                                   TAX-FREE
                                     MONEY MARKET PORTFOLIO                                 MONEY MARKET PORTFOLIO
                       ---------------------------------------------------   ----------------------------------------------------
                                          Retail Class                                           Retail Class
                       ---------------------------------------------------   ----------------------------------------------------
                                                             Period from                                           Period from
                       Six months ended                    March 2, 1994**   Six months ended                    March 15, 1994**
                       October 31, 1995     Year ended      to April 30,     October 31, 1995     Year ended       to April 30,
                         (Unaudited)      April 30, 1995        1994           (Unaudited)      April 30, 1995         1994
                       ----------------   --------------   ---------------   ----------------   --------------   ----------------
SELECTED PER-SHARE DATA
Net asset value,
 beginning of period...     $  1.000         $  1.000          $ 1.000           $  1.000          $  1.000          $  1.000
                            --------          -------          -------            -------           -------           -------
Income from investment
 operations:
Net interest income....        0.028            0.046            0.004              0.018             0.027             0.002
Distributions:
Net interest income....       (0.028)          (0.046)          (0.004)            (0.018)           (0.027)           (0.002)
                            --------          -------          -------            -------           -------           -------
Net asset value, end of
 period................     $  1.000         $  1.000          $ 1.000           $  1.000          $  1.000          $  1.000
                            ========          =======          =======            =======           =======           =======
TOTAL RETURN#..........         2.80%+#          4.69%+           0.42%+#            1.84%+            2.74%+            0.20%+#
                            ========          =======          =======            =======           =======           =======
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (thousands)....     $ 77,736         $ 51,081          $    12           $  8,135          $  2,491          $     50
Ratio of expenses to
 average daily net
 assets(1).............         0.60%*           0.45%            1.16%*             0.27%*            0.75%             1.25%*
Ratio of net interest
 income to average
 daily net assets......         5.45%*           4.88%            2.26%*             3.59%*            2.68%             1.20%*


---------------


    * Annualized
   ** Commencement of operations
    + Total return would have been lower had certain fees not been waived during the period.
    # Total returns for periods of less than one year are not annualized.
  (1) During the
      period, certain
      fees were
      voluntarily
      waived. The
      ratio of
      expenses to
      average daily
      net assets had
      such waiver not
      occurred is as
      follows........        0.89%*            0.97%           592.55%*              1.01%*            2.94%            32.17%**



                                        INCOME PORTFOLIO                                  GROWTH AND INCOME PORTFOLIO
                     ------------------------------------------------------   ---------------------------------------------------

                                          Retail Class                                           Retail Class
                     ------------------------------------------------------   ---------------------------------------------------
                                                                                                                    Period from
                     Six months ended     Year ended         Period from      Six months ended                    March 9, 1994**
                     October 31, 1995      April 30,      April 13, 1994**    October 31, 1995     Year ended      to April 30,
                       (Unaudited)          1995++        to April 30, 1994     (Unaudited)      April 30, 1995        1994
                     ----------------   ---------------   -----------------   ----------------   --------------   ---------------
SELECTED PER-SHARE
 DATA
Net asset value,
 beginning of
 period..............      $ 9.72           $  9.62            $  9.69             $10.04            $10.15           $ 10.62
                          -------            ------             ------             ------            ------            ------
Income from
 investment
 operations:
Net investment
 income..............        0.34              0.55               0.02               0.21              0.27              0.01
Net realized and
 unrealized gain
 (loss) on
 investments.........        0.45              0.05              (0.06)              0.89              0.05             (0.43)
                          -------            ------             ------             ------            ------            ------
Total from investment
 operations..........        0.79              0.60              (0.04)              1.10              0.32             (0.42)
                          -------            ------             ------             ------            ------            ------
Distributions:
Net investment
 income..............       (0.35)            (0.47)             (0.03)             (0.20)            (0.24)            (0.05)
Net realized gain....        0.00             (0.03)              0.00               0.00             (0.19)             0.00
                          -------            ------             ------             ------            ------            ------
Total
 distributions.......       (0.35)            (0.50)             (0.03)             (0.20)            (0.43)            (0.05)
                          -------            ------             ------             ------            ------            ------
Net asset value, end
 of period...........      $10.16           $  9.72            $  9.62             $10.94            $10.04           $ 10.15
                          =======            ======             ======             ======            ======            ======
TOTAL RETURN#........        8.21%+#           6.45%+            (0.41)%+#          10.89%+#           3.33%+           (3.95)%+#
                          =======            ======             ======             ======            ======            ======
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period
 (thousands).........      $1,491           $   296            $    30             $1,094            $  549           $   166
Ratio of expenses to
 average daily net
 assets(1)...........        1.22%*            1.23%              1.72%*             1.26%*            1.26%             1.86%*
Ratio of net interest
 income to average
 daily net assets....        6.63%*            5.66%              3.95%*             3.37%*            2.83%             1.36%*
Portfolio turnover
 rate................          76%*              73%                20%*              116%*              81%               37%*


---------------


    * Annualized
   ** Commencement of operations
    + Total return does not include the one time sales charge. Total return would have been lower had certain fees not been waived during the period.
   ++ Calculation is based on average shares outstanding.
    # Total returns for periods of less than one year are not annualized.
  (1) During the
      period, certain
      fees were
      voluntarily
      waived. The
      ratio of
      expenses to
      average daily
      net assets had
      such waivers
      not occurred is
      as follows.....       3.75%*            27.63%             55.35%*             3.97%*            5.80%            15.08%*

                                                                                           CAPITAL GROWTH PORTFOLIO
                                                                              ---------------------------------------------------
                                                                                                 Retail Class
                                                                              ---------------------------------------------------
                                                                                                                    Period from
                                                                              Six months ended                    March 9, 1994**
                                                                              October 31, 1995     Year ended      to April 30,
                                                                                (Unaudited)      April 30, 1995        1994
                                                                              ----------------   --------------   ---------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period..........................................      $10.18           $10.18           $ 10.89
                                                                                   -------           ------            ------
Income from investment operations:
Net investment income.........................................................        0.06             0.08              0.00
Net realized and unrealized gain (loss) on investments........................        0.66             0.18             (0.71)
                                                                                   -------           ------            ------
Total from investment operations..............................................        0.72             0.26             (0.71)
                                                                                   -------           ------            ------
Distributions:
Net investment income.........................................................       (0.04)           (0.08)             0.00
Net realized gain.............................................................       (0.01)           (0.18)             0.00
                                                                                   -------           ------            ------
Total distributions...........................................................       (0.05)           (0.26)             0.00
                                                                                   -------           ------            ------
Net asset value, end of period................................................      $10.85           $10.18           $ 10.18
                                                                                   =======           ======            ======
TOTAL RETURN#.................................................................        6.85%+#          2.74%+           (6.52)%+#
                                                                                   =======           ======            ======
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands).........................................      $1,496           $  404           $    87
Ratio of expenses to average daily net assets(1)..............................        0.75%*           1.23%             1.92%*
Ratio of net interest income to average daily net assets......................        0.82%*           0.86%            (0.27)%
Portfolio turnover rate.......................................................         733%*            182%               41%*


---------------


    * Annualized
   ** Commencement of operations
    + Total return does not include the one time sales charge. Total return would have been lower had certain fees not been waived during the period.
   ++ Calculation is based on average shares outstanding.
    # Total returns for periods of less than one year are not annualized.
  (1) During the period, certain fees were voluntarily waived. The ratio of expenses to average daily net assets had such waivers not occurred is as
      follows.................................................................       3.77%*            9.73%            30.78%*

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     The Fund currently consists of twelve investment Portfolios with a variety of investment objectives and policies. One of the twelve portfolios, International Equity Portfolio is not offered to Retail Class investors. As the investment advisor to each of the Portfolios whose Shares are offered through this Prospectus, First Maryland is responsible for providing a continuous investment program in accordance with each Portfolio's investment objective and policies. Except for each Portfolio's investment objective and those policies identified as fundamental, each Portfolio's policies are not fundamental. Non-fundamental policies may be changed without shareholder approval. Further information relating to the types of securities in which each Portfolio may invest and the investment policies of each Portfolio in general is set forth in the Appendix to this Prospectus. As is the case with any investment in securities, an investment in a Portfolio involves certain risks and there can be no assurance a Portfolio will achieve its investment objective. Each Portfolio can use various techniques to manage its investment expense. These techniques may involve derivative transactions. By itself, no one Portfolio constitutes a balanced investment plan. From time to time, a Portfolio, to the extent consistent with its investment objective, policies, restrictions and applicable law, may invest in securities of companies with which First Maryland and/or its affiliates has a lending relationship. The lending relationship will not be a factor in the selection of securities.


     U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO AND TAX-FREE MONEY MARKET PORTFOLIO (the "ARK Money Market Portfolios") each seek to maximize current income and provide liquidity and security of principal by investing in high-quality, short-term, U.S. dollar-denominated instruments determined by First Maryland to present minimal credit risks in accordance with guidelines adopted by the Fund's Board. The ARK Money Market Portfolios each will seek to maintain a net asset value per share ("NAV") of $1.00, will limit their investments to securities with remaining maturities of 397 days or less, and will maintain a dollar-weighted average maturity of 90 days or less. In determining a security's maturity for purposes of calculating the Portfolios' average maturity, estimates of the expected time for principal to be paid may be used. An estimated maturity can be substantially shorter than its stated final maturity.


     Although the ARK Money Market Portfolios' policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were large enough, a Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.


U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------


     The investment objective of U.S. TREASURY MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government and thus constitute direct obligations of the United States. As a non-fundamental operating policy, the Portfolio intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and will limit its investments to U.S. Treasury obligations that pay interest that is specifically exempt from state and local taxes under federal law.



U.S. GOVERNMENT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------


     The investment objective of U.S. GOVERNMENT MONEY MARKET PORTFOLIO is to maximize current income and provide security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities"), or in repurchase agreements backed by such instruments. As a non-fundamental policy, 100% of the Portfolio's assets will be invested in U.S. Government Securities, and in repurchase agreements collateralized by such securities. U.S. Government Securities include

U.S. Treasury bills, notes and bonds, and obligations issued by federal agencies such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association, and the Small Business Administration. Obligations issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities include instruments issued by the Federal Home Loan Bank, Federal Farm Credit Bank and Federal National Mortgage Association. The Portfolio may enter into when-issued or delayed-delivery transactions. The Portfolio normally may not invest more than 5% of its total assets in the securities (other than U.S. Government Securities) of any single issuer. Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for up to three days.


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in a broad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). Such Money Market Instruments include, but are not limited to: U.S. Government Securities; custodial receipts evidencing future interest or principal payments on U.S. Government Securities; obligations of domestic or foreign banks including bankers' acceptances, time deposits and certificates of deposit ("CDs"); commercial paper (including variable and floating rate instruments); corporate obligations; and asset-backed securities and indexed securities -- each with 397 days or less remaining to maturity. Money Market Portfolio may invest more than 25% of its total assets in certain obligations of domestic banks. Money Market Portfolio may engage in repurchase and reverse repurchase agreements and may enter into when-issued or delayed-delivery transactions. The Portfolio normally may not invest more than 5% of its total assets in the securities (other than U.S. Government Securities) of any single issuer. Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for up to three days.

     The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. See the Appendix for more information.

     At least 95% of the assets of Money Market Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Fund's Board.

TAX-FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of TAX-FREE MONEY MARKET PORTFOLIO is to provide a high level of interest income by investing primarily in high-quality municipal obligations that are exempt from federal income taxes. The Portfolio attempts to invest 100% of its assets in securities exempt from federal income tax (not including the alternative minimum tax), and maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax.

     The Portfolio invests in high quality, short-term municipal securities but also may invest in high quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) that have demand features or interest rate adjustment features that result in interest rates, maturities, and prices similar to short-term instruments. The Portfolio's investments in municipal securities may include tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. The Portfolio may enter into when-issued and delayed-delivery transactions and may purchase securities that are subject to restrictions on resale.

     Municipal securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. First Maryland monitors the financial condition of parties (including insurance companies, banks, and corporations) whose creditworthiness is relied upon in determining the credit quality of securities the Portfolio may purchase.

     A demand feature is a put that entitles the security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals. A standby commitment is a put that entitles the security holder to same-day settlement at amortized cost plus accrued interest.

     Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy securities on demand by obtaining letters of credit ("LOCs") or other guarantees from banks. LOCs also may be used as credit supports for other types of municipal instruments. First Maryland may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, First Maryland will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

     First Maryland anticipates that the Portfolio will be as fully invested as is practicable in municipal obligations. However, the Portfolio reserves the right for temporary defensive purposes to invest without limitation in taxable Money Market Instruments. There may be occasions when, as a result of maturities of portfolio securities or sales of Portfolio shares, or in order to meet anticipated redemption requests, the Portfolio may hold cash which is not earning income.

     At least 95% of the assets of Tax-Free Money Market Portfolio will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Board.

     The Portfolio may invest up to 25% of its net assets in a single issuer's securities. The Portfolio may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of its total assets in IRBs related to a single industry. The Portfolio also may invest 25% or more of its total assets in tax-exempt securities whose revenue sources are from similar types of projects, e.g., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities. There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolio's performance.

     Yields on municipal obligations depend on a variety of factors, including the general conditions of the money markets and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal obligations with longer maturities tend to produce higher yields and generally are subject to potentially greater price fluctuations than obligations with shorter maturities.

INVESTMENT LIMITATIONS FOR THE ARK MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

     The following summarizes the principal investment limitations of each of the ARK Money Market Portfolios. A complete listing is contained in the Statement of Additional Information. With the exception of limitations 3(b) and 4(b), these limitations are fundamental and may only be changed with shareholder approval.

     1. Each ARK Money Market Portfolio may not, with respect to 75% of its assets, invest more than 5% of the total market value of its assets in the securities of any one issuer, other than U.S. Government Securities.

     2. Each ARK Money Market Portfolio may not purchase the securities of one issuer (other than U.S. Government Securities) if more than 25% of its total assets would be invested in the same industry. Money Market Portfolio may, however, invest 25% or more of its assets in obligations of domestic banks.

     3. Each ARK Money Market Portfolio (a) may borrow money from a bank for temporary or emergency purposes or by engaging in reverse repurchase agreements, but not in an amount exceeding 33 1/3% of its total assets; and (b) will not purchase securities when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

     4. Each ARK Money Market Portfolio (a) may not make a loan if more than 33 1/3% of its total assets would be lent to other parties; and (b) each of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Tax-Free Money Market Portfolio do not currently intend to lend portfolio securities.

SHORT-TERM TREASURY PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of SHORT-TERM TREASURY PORTFOLIO is to provide current income, with a secondary objective of stability of principal, by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government. The Portfolio will invest 100% of its total assets in instruments which are issued or guaranteed by the U.S. government and thus constitute direct obligations of the United States and repurchase agreements fully collateralized by the U.S. government. As a non-fundamental policy, the Portfolio will invest 100% of its total assets in U.S. Treasury bills, notes and bonds and will limit its investments to U.S. Treasury obligations that pay interest that is specifically exempt from state and local taxes under federal law. The Portfolio has no restrictions on maturity but generally will maintain a dollar-weighted average maturity of approximately two years.

     In making investment decisions for the Short-Term Treasury Portfolio, First Maryland will consider factors in addition to current yield, including preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. First Maryland will monitor the Portfolio's investments in particular securities in response to its appraisal of changing economic conditions and trends, and may sell securities in anticipation of a market decline or purchase securities in anticipation of a market rise.

     Fixed-income securities (except for securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and the Portfolio's share price) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. The average maturity of the Portfolio's debt obligations will vary depending on market conditions.

INCOME PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of INCOME PORTFOLIO is to seek a high level of current income, with a secondary objective of capital growth, consistent with reasonable risk, by investing primarily in a broad range of fixed-income securities. As a non-fundamental policy, the Portfolio will invest 65% of its total assets in fixed-income securities. Fixed-income securities acquired by the Portfolio may include income-producing securities of all types, including bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, foreign securities, indexed securities, and asset-backed securities. The Portfolio may engage in short sales "against the box" and may buy and sell futures contracts and options. The Portfolio may also invest in the shares of other investment companies, as permitted by the Investment Company Act of 1940 (the "1940 Act").


     Income Portfolio normally will invest in investment grade debt securities (including convertible securities) rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), those securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), or those securities with equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio also may purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments.

     Common stocks acquired through exercise of conversion rights or warrants or acceptance of exchange or similar offers ordinarily will not be retained by the Portfolio. Orderly disposition of such common stocks will be made consistent with the judgment of First Maryland as to the best price available.

     In making investment decisions for Income Portfolio, First Maryland will consider factors in addition to current yield, including preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. First Maryland will monitor the Portfolio's investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends, and may sell securities in anticipation of a market decline or purchase securities in anticipation of a market rise.

     Fixed-income securities (except for securities with floating or variable interest rates) are generally considered to be interest rate sensitive, which means that their value (and the Portfolio's share price) will tend to decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. The average maturity of the Portfolio's debt obligations will vary depending on market conditions.

     Changes in the values of the Portfolio's investments will generally not affect the income derived from such investments, but will affect the Portfolio's share price. Income Portfolio's share price, yield and total return will fluctuate, and you may have a gain or loss when redeeming Shares.

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of GROWTH AND INCOME PORTFOLIO is to seek long-term total returns from both capital appreciation and current income by investing in a diversified portfolio of stocks, debt securities, and cash equivalents.

     The Portfolio's common stock investments may include foreign and domestic issues of larger, well-established companies, as well as medium-sized and smaller companies. The prices of small company stocks may fluctuate more than those of large company stocks due to risks related to more limited product lines, markets or financial resources. These conditions may make smaller companies more susceptible to setbacks and reversals and, therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies. The Portfolio may also invest in preferred stock, convertible securities, may engage in short sales "against the box," and may buy and sell futures contracts and options. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act.

     Debt securities acquired by the Portfolio may include mortgage or asset-backed securities, corporate issues, indexed securities, and U.S. Government Securities. The Portfolio normally will invest in investment grade debt securities (including convertible securities) rated Baa or higher by Moody's, those securities rated BBB or higher by S&P, or those securities with equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio also may purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments. The average maturity of the Portfolio's debt obligations will vary depending on market conditions.

     Growth and Income Portfolio emphasizes long-term total return from capital appreciation and current income. Although it is not a policy of the Portfolio to engage in short-term trading, First Maryland may dispose of securities without regard to the length of time held if First Maryland believes such action will benefit the Portfolio. Although First Maryland will consider the potential for income in selecting investments for the Portfolio, the Portfolio is generally not intended to achieve a high level of income at a rate comparable to fixed income portfolios. The Portfolio may adjust its investments based on First Maryland's interpretation of underlying economic, financial, and security trends; however, the Portfolio's ability to make such adjustments successfully will depend on First Maryland's ability to predict such market trends. Growth and Income Portfolio's share price, yield and total return will fluctuate, and you may have a gain or loss when redeeming Shares.

BLUE CHIP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of BLUE CHIP EQUITY PORTFOLIO is to achieve long-term appreciation by investing primarily in equity securities of established, large capitalization companies.


     Blue Chip Equity Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks of established, large capitalization companies. First Maryland may also seek capital appreciation on behalf of the Portfolio by investing up to 35% of its assets in other types of securities, including preferred stock and debt securities, securities convertible into common stock, asset-backed securities, and may, on behalf of the Portfolio, engage in short sales "against the box" and buy and sell futures contracts and options. Debt securities (including convertible securities) in which the Portfolio invests will normally be rated Baa or higher by Moody's or BBB or higher by S&P, or will receive equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may also purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments. The Portfolio is expected to produce current investment income, consistent with the primary objective.


     It is the Portfolio's policy, under normal circumstances, to invest at least 65% of the value of its total assets in equity securities of established, large capitalization companies. An established, large capitalization company means a company with an operating history of 3 years or more and capitalization in excess of $1.0 billion. It is expected that these companies will be based primarily in the United States, and will be recognized market leaders with strong financial positions. The Portfolio will invest in securities that First Maryland believes offer above-average growth potential based on their fundamental strength. First Maryland considers many factors when evaluating the overall quality of a security for investment by the Portfolio, including a company's current financial strength and relative value. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act.

     Blue Chip Equity Portfolio's share price and return will tend to fluctuate in response to changes in the stock market and investors may have a gain or loss when redeeming Shares. While First Maryland purchases securities for the Portfolio that it believes present the greatest opportunity for growth, some securities held by the Portfolio may not perform well during certain market cycles and may not respond to general market movements to the same extent as other securities.

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of CAPITAL GROWTH PORTFOLIO is to seek long-term capital appreciation by investing primarily in common stock and securities convertible into common stock.

     Capital Growth Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks, and securities convertible into common stock. First Maryland may also seek capital appreciation on behalf of the Portfolio by investing up to 35% of its assets in other types of securities, including preferred stock, debt securities, asset-backed securities, indexed securities, and may, on behalf of the Portfolio, engage in short sales "against the box" and buy and sell futures contracts and options. Debt securities (including convertible securities) in which the Portfolio invests will normally be rated Baa or higher by Moody's or BBB or higher by S&P, or will receive equivalent ratings by other NRSROs. Bonds rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may also purchase unrated securities that are deemed by First Maryland to be of comparable quality to rated issues. The Portfolio may, however, invest up to 5% of its total assets in lower quality debt securities. First Maryland believes that holdings in such securities, sometimes referred to as junk bonds, may offer worthwhile investment opportunities. See the Statement of Additional Information for a more complete discussion of such investments. The Portfolio is expected to produce modest dividend or interest income. This income will be incidental to the Portfolio's primary objective.


     It is the Portfolio's policy to invest in the securities of both well-known, established companies and smaller, less well-known companies. The prices of small company stocks may fluctuate more than those of larger companies due to risks related to more limited product lines, markets or financial resources. These conditions may make smaller companies more susceptible to setbacks and reversals and, therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies. The Portfolio will invest in securities that First Maryland believes offer above-average growth potential based on their fundamental strength. First Maryland considers many factors when evaluating the overall quality of a security for investment by the Portfolio, including a company's current financial strength, earnings momentum, and relative value. The Portfolio may also invest in the shares of other investment companies, as permitted by the 1940 Act.


     Capital Growth Portfolio's share price and return will tend to fluctuate in response to changes in the stock market and investors may have a gain or loss when redeeming Shares. While First Maryland purchases securities for the Portfolio that it believes present the greatest opportunity for growth, some securities held by the Portfolio may not perform well during certain market cycles and may not respond to general market movements to the same extent as other securities.

SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of SPECIAL EQUITY PORTFOLIO is to achieve capital appreciation by investing primarily in securities of companies believed by First Maryland to be "special equities." As used in this Prospectus, "special equities" include equity securities of: (1) a company with a market capitalization of $1.2 billion or less at the time of the Portfolio's investment and deemed by the Portfolio manager to have above average growth potential; or (2) a company experiencing a "special situation"; that is, an unusual and possibly non-repetitive development taking place in that company. The Portfolio will invest in securities that First Maryland believes offer above-average growth potential based on their fundamental strength.


     A "special situation" may involve one or more of the following characteristics:



     - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.



     - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.



     - new or changed management or material changes in management policies or corporate structure.



     - significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.



     - other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.



     In seeking capital appreciation, the Portfolio also may invest in securities of companies that are not special equities, but which are companies with valuable fixed assets and whose securities are believed by First Maryland to be undervalued in relation to the companies' assets, earnings, or growth potentials. As a non-fundamental policy, the Portfolio normally will invest at least 65% of its total assets in special equities, as defined above.


     First Maryland intends to invest primarily in common stocks and securities that are convertible into common stocks; however, under normal market conditions, the Portfolio also may invest up to 35% of its total assets in debt securities of all types and quality if First Maryland believes that investing in these securities will result in capital appreciation. As a non-fundamental investment policy, the Portfolio may invest in lower rated, high-yielding debt securities (sometimes referred to as "junk bonds"), although it intends to limit its investments in these securities to 35% of its total assets. The Portfolio also may invest in unrated securities. Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. The Portfolio may invest up to 35% of its total assets in foreign securities of all types and may enter into forward currency contracts for the purpose of managing exchange rate risks and to facilitate transactions in foreign securities. The Portfolio may purchase or engage in indexed securities, illiquid instruments, loans and other direct debt instruments, options and futures contracts, repurchase agreements, securities loans, restricted securities, swap agreements, warrants, real estate-related instruments and zero coupon bonds. Further information about the Portfolio's investment policies can be found in the Statement of Additional Information.

     Investing in domestic and foreign companies with market capitalization of $1.2 billion or less carries more risk than investing in larger companies. Their reliance on limited product lines, markets, financial resources, or other factors may make small capitalization companies more susceptible to setbacks or downturns. As a result, their stock prices may be particularly volatile.

     Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due, and may require that the conditions for repayment be renegotiated. All these factors can make foreign investments, especially those in developing countries, more volatile.

     The Portfolio spreads investment risk by limiting its holdings in any one company or industry. First Maryland may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as First Maryland intends. When you sell your shares, they may be worth more or less than what you paid for them.

     First Maryland normally invests the Portfolio's assets according to its investment strategy. The Portfolio expects to be fully invested under most market conditions. The Portfolio also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes when, in First Maryland's judgment, a more conservative approach to investment is desirable.

MARYLAND TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------


     The investment objective of MARYLAND TAX-FREE PORTFOLIO is to achieve high current income that is free from federal income tax and the Maryland state and county income taxes by investing primarily in municipal securities judged by First Maryland to be of investment-grade quality, although it can also invest in lower-quality securities. The Portfolio has no restrictions on maturity, but it generally invests in medium- and long-term bonds and maintains a dollar-weighted average maturity of 7-10 years. In determining a security's maturity for purposes of calculating the Portfolio's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. First Maryland normally invests at least 65% of the Portfolio's total assets in Maryland municipal securities, and normally invests, as a matter of fundamental policy, so that at least 80% of the Portfolio's income is free from federal income tax, including the federal alternative minimum tax.



     The Portfolio's performance is affected by the economic and political conditions within the state of Maryland. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state. Maryland's rate of economic growth has been slower in the early 1990's than it had been during the 1980's. State revenues in recent years have been less than expected and, because Maryland's constitution requires a balanced budget, expenditures were cut.


     The Portfolio's yield and share price change daily and are based on changes in interest rates, market conditions, and other economic and political news and on the quality and maturity of its investments. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk. The Portfolio may invest up to 5% of its total assets in lower-quality debt securities. First Maryland may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. When you sell your Shares of the Portfolio, they may be worth more or less than what you paid for them.

     If you are subject to the federal alternative minimum tax, you should note that the Portfolio may invest some of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.

     First Maryland normally invests the Portfolio's assets according to its investment strategy and does not expect to invest in federally or state taxable obligations. The Portfolio also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.


ADDITIONAL INVESTMENT POLICIES OF SHORT-TERM TREASURY PORTFOLIO, INCOME PORTFOLIO, GROWTH AND INCOME PORTFOLIO, BLUE CHIP EQUITY PORTFOLIO, CAPITAL GROWTH PORTFOLIO, SPECIAL EQUITY PORTFOLIO AND MARYLAND TAX-FREE PORTFOLIO

--------------------------------------------------------------------------------

     For temporary defensive purposes, Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and

Maryland Tax-Free Portfolio (the "ARK Non-Money Market Portfolios") may invest all or a portion of their respective assets in Money Market Instruments. In addition, for temporary defensive purposes, Maryland Tax-Free Portfolio may invest more than normally permitted in taxable obligations.


     The ARK Non-Money Market Portfolios, except Maryland Tax-Free Portfolio and Short-Term Treasury Portfolio, may invest up to 25% of their respective assets in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), and securities issued by foreign companies and foreign governments. Special Equity Portfolio may invest up to 35% of its assets in these securities. Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio may not invest its assets in these securities. Foreign investments may be less liquid or more volatile than domestic investments, and may be denominated in foreign currencies. The value of these investments will fluctuate with changes in exchange rates between those currencies and the U.S. dollar. See the Appendix for further information on investing in foreign securities.


     The value of each Portfolio's securities will fluctuate in response to market conditions and the value of a Share in each ARK Non-Money Market Portfolio may vary. Investors should review the investment objective and policies of each Portfolio and carefully consider their ability to assume any risk involved in purchasing Shares of each Portfolio.

INVESTMENT LIMITATIONS FOR THE ARK NON-MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

     The following summarizes each of the ARK Non-Money Market Portfolios' principal investment limitations. A complete listing is contained in the Statement of Additional Information. With the exception of limitation 3(b), these limitations are fundamental and may only be changed with shareholder approval.

     1. Except Maryland Tax-Free Portfolio, the ARK Non-Money Market Portfolios may not, with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than U.S. Government Securities) if as a result,
(a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

     2. The ARK Non-Money Market Portfolios may not purchase a security if, as a result, more than 25% of a Portfolio's total assets would be invested in securities of a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).


     3. Each ARK Non-Money Market Portfolio (a) may borrow money from a bank for temporary or emergency purposes or by engaging in reverse repurchase agreements, but not in an amount exceeding 33 1/3% of its total assets; and (b) will not purchase securities when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.



     4. Each ARK Non-Money Market Portfolio may not make a loan if more than 33 1/3% of its assets would be lent to other parties.


PERFORMANCE
--------------------------------------------------------------------------------


     The performance of each class of shares of each Portfolio may be quoted in advertising in terms of yield, effective yield or total return. In addition, the tax-equivalent yield may be quoted for shares of Tax-Free Money Market Portfolio and for shares of Maryland Tax-Free Portfolio. All types of performance are based on historical results and are not intended to indicate future performance.



     The YIELD of shares of the ARK Money Market Portfolios, Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio is calculated by dividing the net investment income earned by the shares over a 7-day period (for the ARK Money Market Portfolios) and a 30-day period (for Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio), by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on each share price at the end of the 7- and 30-day periods, respectively. The EFFECTIVE

YIELD is calculated similarly, but assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Because yield accounting methods differ from the methods used for other accounting purposes, the yields of shares of the ARK Money Market Portfolios, Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio may not equal their respective distribution rates, the income paid to your account or the income reported in the financial statements of the Retail Class of the relevant Portfolio.


     A TAX-EQUIVALENT YIELD shows the approximate taxable yield that would have to be earned before taxes to equal a tax-free yield. A tax-equivalent yield is calculated by dividing the shares' tax-exempt yield by the result of one minus a stated federal and/or state tax rate. If only a portion of a Portfolio's income was tax-exempt, only that portion is adjusted in the calculation.

     TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment in a class and assumes that all distributions are reinvested. A CUMULATIVE TOTAL RETURN reflects a class' performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a class' performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a class' return, it should be recognized that they are not the same as actual year-by-year results. When a class of a Portfolio quotes an average annual return covering a period of less than one year, the calculation assumes that the performance will remain constant for the rest of the year. Since this may or may not occur, average annual returns should be viewed as hypothetical rather than actual performance figures.

     For additional performance information, please contact your Investment Professional or the Distributor for a free Annual Report, Semi-Annual Report and Statement of Additional Information.

PORTFOLIO TRANSACTIONS AND VALUATION
--------------------------------------------------------------------------------

     Subject to the general supervision of the Board, First Maryland is responsible for placing orders for securities transactions for each Portfolio. Transactions for the ARK Money Market Portfolios, Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio, as well as purchases of debt securities for Growth and Income Portfolio and Capital Growth Portfolio, are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. Securities transactions for Blue Chip Equity Portfolio, Capital Growth Portfolio and Special Equity Portfolio, and transactions involving equity securities for Growth and Income Portfolio will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. The Portfolios have no obligation to enter into securities transactions with any particular dealer, issuer, underwriter or other entity. In placing orders for the Portfolios, it is the policy of First Maryland to obtain the most favorable execution. Where such execution may be obtained from more than one broker or dealer, securities transactions may be directed at higher commission rates to those who provide research, statistical and other information to First Maryland. If more than one Portfolio or another account managed by First Maryland are purchasing or selling the same security, such orders may be aggregated in the interest of achieving the most favorable execution.

     The Portfolios have authorized First Maryland to allocate transactions to some broker-dealers who help distribute the Portfolios' shares. First Maryland may make such allocations if commissions are comparable to those charged by non-affiliated, qualified broker-dealers for similar services.


     The frequency of portfolio transactions, the portfolio turnover rate, will vary from year to year depending on market conditions. The annual portfolio turnover rate is estimated to be 200% for Special Equity Portfolio, 45% for Short-Term Treasury Portfolio, 75% for Blue Chip Equity Portfolio, and 20% for Maryland Tax-Free Portfolio. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, First Maryland carefully weighs the anticipated benefits of short-term investing against these consequences.

     Money market obligations are generally traded in the over-the-counter market through dealers. A dealer is a securities firm or bank which makes a market for such securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. The selection of such dealers is generally made based upon the price, quality of execution services and research provided. Money market securities purchased and sold by each ARK Money Market Portfolio will be traded on a net basis (i.e., without commission) through dealers acting for their own account and not as agents or will involve transactions directly with the issuer of the instrument.

     VALUATION. The NAV of the Shares of each Portfolio is calculated by adding the Retail Class's pro rata share of the value of all securities and other assets attributable to a Portfolio, deducting the Retail Class's pro rata share of Portfolio-level liabilities, deducting Retail Class-specific liabilities, and dividing the result by the number of Shares outstanding. Those assets that are traded on an exchange or in the over-the-counter market are valued based upon market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost. Other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the supervision of the Board. Assets in the ARK Money Market Portfolios are valued based upon the amortized cost method. Although each ARK Money Market Portfolio seeks to maintain an NAV of $1.00 for the Shares, there can be no assurance that this NAV will not vary.

     Non-money market securities are valued on the basis of market quotations or, if quotations are not readily available, by a method that the Board believes accurately reflects fair value. Fair value of these portfolio securities is determined by an independent pricing service approved by the Board based primarily upon information concerning market transactions and dealer quotations for similar securities. Foreign securities held by a Portfolio are valued on the basis of quotations from the primary U.S. market in which they are traded or, if not traded on a U.S. market, then their primary foreign market and are translated from foreign market quotations into U.S. dollars using current exchange rates.


     PRICING OF SHARES. The Portfolios are open for business and their NAVs are calculated each day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open ("Business Day"). Your purchase of shares of an ARK Money Market Portfolio must be made in federal funds or other readily available funds and will be processed at the NAV next calculated after your order is received and accepted by the transfer agent. Your purchase of an ARK Non-Money Market Portfolio will be processed at the public offering price next calculated after your order is received and accepted by the transfer agent. The NAVs of the ARK Non-Money Market Portfolios are determined at the close of business of the NYSE, normally 4:00 p.m. Eastern Time ("4:00 p.m."). The NAVs of U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio are determined at 12:00 noon Eastern Time ("12:00 noon") and the close of business of the NYSE, normally 4:00 p.m. The NAVs of U.S. Government Money Market Portfolio and Money Market Portfolio are determined at 1:30 p.m. Eastern Time ("1:30 p.m.") and the close of business of the NYSE, normally 4:00 p.m. Shares purchased at 12:00 noon and 1:30 p.m. begin to earn dividends that Business Day. Shares purchased at 4:00 p.m. are eligible to earn dividends on the following Business Day.


PURCHASES, EXCHANGES AND REDEMPTIONS
--------------------------------------------------------------------------------

WHO MAY INVEST?
--------------------------------------------------------------------------------

     Retail Class Shares are designed for all investors seeking professionally managed mutual funds. All investors in the Shares will be required to establish a brokerage account with an Investment Professional, such as First Maryland Brokerage Corporation, that has a clearing brokerage arrangement with National Financial Services Corporation.

HOW DO I SET UP AN ACCOUNT?

--------------------------------------------------------------------------------


     You may set up an account through your Investment Professional. Please visit your nearby First Maryland Brokerage Corporation office or call 1-800-ARK FUND for information on opening a brokerage account to invest in Shares of a Portfolio. The program materials/brokerage account application from your Investment Professional should be read in conjunction with this Prospectus. An Investment Professional may impose additional charges for its services and limitations may apply.



HOW DO I INVEST?


--------------------------------------------------------------------------------



     To invest in any Portfolio of the Fund, please visit with a First Maryland brokerage representative located in most First National Bank and York Bank Trust offices, or call your investment professional. Payments for Shares of each ARK Money Market Portfolio must be made in federal funds or other funds immediately available to each Portfolio. An order for the purchase of Shares paid for in such available funds will become effective on the day of receipt of the order by the transfer agent and are entitled to that day's dividend if received prior to 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 1:30 p.m. for Money Market Portfolio and U.S. Government Money Market Portfolio. If a purchase order, together with such available funds, is received after 12:00 noon for U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 1:30 p.m. for Money Market Portfolio and U.S. Government Money Market Portfolio, but before 4:00 p.m., such purchases will receive the NAV determined at 4:00 p.m. and will begin earning dividends the following Business Day. If an order or payment is received after 4:00 p.m., an investor will receive the next determined NAV the following Business Day. Each Portfolio reserves the right to reject any purchase order.



     Purchase orders for Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio received by the transfer agent prior to 4:00 p.m. will receive that day's public offering price (NAV plus a sales charge). Shares of Income Portfolio will begin to earn dividends on the Business Day following the date the purchase is accepted. It is the responsibility of your Investment Professional to transmit your order to purchase and redeem Shares to the transfer agent before the next-determined NAV calculation on a Business Day in order for you to receive the next-determined share price. Each Portfolio reserves the right to reject any purchase order.



ADDITIONAL INVESTMENT REQUIREMENTS

--------------------------------------------------------------------------------

     The minimum initial investment is $1,000 per Portfolio. Subsequent investments may be in any amount of $100 or more. If your total investment in a Portfolio falls below $500 due to redemption and you do not increase your total investment, your account may be closed and the proceeds mailed to you at the address on record. You will be given 30 days' notice to reestablish the minimum investment. Shares will be redeemed at the last calculated NAV on the day the account is closed.

     You may initiate any transaction by telephoning your Investment Professional. No Portfolio or its agents will be responsible for any losses resulting from unauthorized transactions if such Portfolio or agents follow reasonable procedures designed to verify the identity of the caller. Your Investment Professional may request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. No certificates representing shares will be issued.

SALES CHARGES


--------------------------------------------------------------------------------


     There are no sales charges imposed on the ARK Money Market Portfolios. For the ARK Non-Money Market Portfolios, the following table shows total sales charges:
--------------------------------------------------------------------------------


                                                                                    GROWTH & INCOME, BLUE CHIP
                                             SHORT-TERM TREASURY, INCOME,           EQUITY, CAPITAL GROWTH, AND
                                           AND MARYLAND TAX-FREE PORTFOLIOS          SPECIAL EQUITY PORTFOLIOS
                                           ---------------------------------     ---------------------------------
                                                               PROFESSIONAL                          PROFESSIONAL
                                            SALES CHARGE        CONCESSION        SALES CHARGE        CONCESSION
                                             AS A % OF          AS A % OF          AS A % OF          AS A % OF
                                           OFFERING PRICE     OFFERING PRICE     OFFERING PRICE     OFFERING PRICE
                                           --------------     --------------     --------------     --------------
Less than $50,000........................       4.50%              4.05%              4.75%              4.28%
$50,000 to less than $100,000............       4.00               3.60               4.50               4.05
$100,000 to less than $250,000...........       3.00               2.70               3.50               3.15
$250,000 to less than $500,000...........       2.50               2.25               2.50               2.25
$500,000 to less than $1,000,000.........       2.00               1.80               2.00               1.80
$1,000,000 to less than $3,000,000.......       1.00               0.90               1.00               0.90
$3,000,000 to less than $5,000,000.......       0.50               0.45               0.50               0.45
$5,000,000 and above.....................       0.00               None               0.00               None


--------------------------------------------------------------------------------

     Reduced sales charges are applicable to purchases of Shares in amounts of $50,000 or more. To obtain the applicable reduction of the sales charge, please consult your Investment Professional at the time of purchase. Sales charges do not apply to Shares purchased by directors, officers, employees or retirees of First Maryland or of any of its bank-holding-company affiliates.


     Sales loads are being waived for all purchases of Retail Class shares of Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio, and Maryland Tax-Free Portfolio. This sales load waiver will be in effect at least through June 1996.



HOW DO I EXCHANGE SHARES?

--------------------------------------------------------------------------------

     An exchange is a convenient way to buy and sell Shares of another Portfolio registered in your state. Retail Class Shares may be exchanged for Retail Class Shares of another Portfolio. The redemption will be made at the next determined NAV of the Shares to be redeemed after the exchange request is received by the transfer agent. In order to exchange into another Portfolio, the $1,000 minimum initial investment must be met.

     Each exchange between Portfolios actually represents the sale of Shares of one Portfolio and the purchase of Shares in another, which may produce a gain or loss for tax purposes. In order to protect each Portfolio's performance and its shareholders, First Maryland discourages frequent exchange activity in response to short-term market fluctuations. Each Portfolio reserves the right to modify or withdraw the exchange privilege or to suspend the offering of shares in any class without notice to shareholders if, in First Maryland's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Each Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange.

     If Shares are exchanged for Shares of another Portfolio with a higher sales charge than that paid for the Shares being exchanged, you will pay a sales charge equal to the difference between those sales charges.

     An exchange between the Retail Class and the Institutional and Institutional II Classes of any Portfolio is generally not permitted, except that exchanges between the classes will be permitted should a Retail Class shareholder become eligible to purchase Institutional Class shares. For example, a Retail Class shareholder may establish a trust account that is eligible to purchase shares of the

Institutional Class. In this case, an exchange will be permitted between the Retail Class of a Portfolio and the Institutional Class of that same Portfolio at NAV, without the imposition of a sales load (if any), fee or other charge. An exchange from the Institutional Class of a Portfolio to the Retail Class of that same Portfolio will occur automatically when an Institutional Class shareholder becomes ineligible to invest in the Institutional Class. The Fund will provide at least thirty days' notice of any such exchange at NAV, without the imposition of a sales load (if any), fee, or other charge. After the exchange, the exchanged shares will be subject to all fees applicable to the Retail Class. In the event that a shareholder declines to accept an automatic exchange, and if the shareholder does not meet the requirements for investing in Institutional Class shares, each Portfolio and the Fund reserves the right to redeem the shares upon expiration of the thirty-day period. Each Portfolio reserves the right to require shareholders to complete an application or other documentation in connection with the exchange. The Fund has received a tax private letter ruling from the Internal Revenue Service which provides that exchanges of shares of one class of a portfolio for shares of another class of the same portfolio will not constitute taxable events. See your Investment Professional for additional information.

HOW DO I REDEEM SHARES?
--------------------------------------------------------------------------------

     You may redeem all or a portion of your Shares on any Business Day. Call your Investment Professional with redemption requests. Shares will be redeemed at the NAV next calculated after the transfer agent has received the redemption request from your Investment Professional. It is the responsibility of your Investment Professional to transmit promptly your order to redeem Shares to the transfer agent. Shares redeemed on any Business Day for each Portfolio will receive the dividends declared, if any, through the time of redemption. If a Portfolio account is closed, any declared but unpaid dividends will be paid at the beginning of the following month.

     ADDITIONAL REQUIREMENTS: When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or when any emergency circumstances exist that the SEC determines merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. When the NYSE or the Federal Reserve Bank of New York closes early, the Portfolios reserve the right to advance the time on any such day by which purchase and redemption orders must be received. To the extent portfolio securities are traded in other markets on days which are not Business Days of the Fund, the NAV of the Shares of a Portfolio may be affected on days when investors do not have access to such Portfolio to purchase or redeem Shares. If a shareholder redeems all the Shares of a Portfolio in an account, the shareholder will receive, in addition to the value thereof, any declared but unpaid distributions thereon at the beginning of the following month.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


     TAX-SHELTERED RETIREMENT PLANS: Retirement plans may offer some of the best tax breaks available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in any of the Portfolios (with the exception of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio) under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page 18. Plans include Individual Retirement Accounts ("IRAs"), Rollover IRAs, Keogh Plans, and Simplified Employee Pension Plans.


     DISTRIBUTION OPTIONS: Each ARK Money Market Portfolio earns interest from its investments. This interest, after payment of expenses, is passed along to shareholders as income dividends. Income dividends for each such Portfolio are declared daily and paid monthly. Each ARK Non-Money Market Portfolio earns dividends from stocks and interest from bond, money market, and other investments. These dividends and interest, after payment of expenses, are passed along as income dividends. Income dividends for Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio are declared and paid monthly; for Growth and Income Portfolio and Blue Chip Equity Portfolio are declared and paid quarterly; and for Capital Growth Portfolio and Special Equity Portfolio are declared and paid annually. Net realized capital gains, if any, for any Portfolio, are declared and paid annually.

     When you fill out your brokerage account application, you can specify how you want to receive your distributions. Currently, there are three available options:

     1. The Share Option reinvests income dividends and capital gain distributions, if any, in additional Shares of the same Portfolio. Reinvestment of income and capital gain distributions will be made at the NAV after the next payment. If you do not indicate a choice on your application, you will be assigned this option.

     2. The Cash Option. Each dividend and capital gain distribution, if any, will be credited to your account in the manner specified for settlement on your account application.

     3. The Income-Earned Option. For the ARK Non-Money Market Portfolios, your capital gain distributions will be automatically reinvested in Shares of the same Portfolio, and your dividend, if any, will be credited to your account in the manner specified for settlement on your account application.

     AUTOMATIC ASSET BUILDER: This program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $100 per transaction) from your bank account to your brokerage account on a periodic basis. When you participate in the Automatic Asset Builder, the minimum initial investment in each Portfolio is $1,000. This program is unavailable for the ARK Money Market Portfolios. You will receive written confirmation when you set up your program participation, or any time you make a change to your participation. You may change the amount of your automatic investment, skip an investment, or stop your Automatic Asset Builder investment by calling your Investment Professional at least three business days prior to your next scheduled investment date.

     STATEMENTS AND REPORTS: You will receive a quarterly (or, if there has been account activity, monthly) statement. You will also receive a statement after each trading transaction in your account. A consolidated IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive financial reports of any Portfolio in which you are invested.


MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


INVESTMENT ADVISOR

--------------------------------------------------------------------------------


     First Maryland, 25 South Charles Street, Baltimore, MD 21201, provides investment advisory services to each Portfolio subject to the general supervision of the Board. First Maryland is entitled to receive for its advisory services payment at an annual rate based on the following fee schedule: ARK Money Market Portfolios: .25% of each such Portfolio's average daily net assets; Short-Term Treasury Portfolio: .35% of average daily net assets; Income
Portfolio: .50% of average daily net assets; Growth and Income Portfolio: .55% of average daily net assets; Blue Chip Equity Portfolio: .60% of average daily net assets; Capital Growth Portfolio: .60% of average daily net assets; Special Equity Portfolio: .60% of average daily net assets; and Maryland Tax-Free
Portfolio: .50% of average daily assets. First Maryland, in its sole discretion, may waive all or any portion of its advisory fee for any Portfolio. Any such voluntary waiver will increase such Portfolio's yield for the period during which the waiver is in effect.


     First Maryland, established in 1806, had total assets of approximately $10 billion as of September 30, 1995, and is a wholly-owned subsidiary of First Maryland Bancorp, which is a subsidiary of Allied Irish Banks, p.l.c. First Maryland Bancorp was organized in 1974 as a bank holding company registered under the Federal Bank Holding Company Act of 1956 and files annual and periodic reports with the SEC under the Securities Exchange Act of 1934. (See "Banking Law Matters".) First Maryland has experience as an investment advisor to individual, corporate, and institutional advisory clients, pension plans and collective investment funds, with approximately

$32.7 million in assets under administration, $5.3 million of which were assets under investment management as of September 30, 1995. First Maryland has managed mutual funds since June 1993.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


     James M. Hannan is a Vice President of First Maryland and has been the portfolio manager for the ARK Money Market Portfolios since June 1993. He is also responsible for the management of several separately managed institutional portfolios which he has managed since 1992. Prior to 1987 he served as the Treasurer for the City of Hyattsville, Maryland.



     Susan S. Schnaars, Vice President of First Maryland, has been the portfolio manager for Income Portfolio since September 1994 and co-portfolio manager since January 1996 and is the portfolio manager for Maryland Tax-Free Portfolio and Short-Term Treasury Portfolio. Ms. Schnaars is also responsible for managing several commingled funds (taxable and tax-free) and several large institutional accounts. Prior to 1992, Ms. Schnaars managed institutional and commingled fixed-income portfolios, including the RAF Fixed Income Fund for PNC Investment Management and Research (formerly known as Provident National Bank). Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant.



     Steven M. Gradow is a Senior Vice President of First Maryland and serves as the co-portfolio manager for Income Portfolio with Susan S. Schnaars. Prior to joining First Maryland in January 1996, Mr. Gradow was responsible for the management of $15 billion of fixed income pension assets for Washington State Investment Board in Seattle for 4 years. Mr. Gradow's recent experience also includes 5 years fixed income management for the Public Employees Retirement System of California (CALPERS).



     Charles E. Knudsen is a Vice President of First Maryland and has been the portfolio manager for Growth and Income Portfolio since July 1993. He follows several equity industry groups. In addition, he is a senior portfolio manager for key, tax-free institutional accounts, including pension and profit sharing plans, foundations, and endowments. Mr. Knudsen has eight years of investment management experience. Mr. Knudsen is a Chartered Financial Analyst.


     Clyde L. Randall is a Vice President of First Maryland and serves as the co-portfolio manager for Blue Chip Equity Portfolio with Allen J. Ashcroft, Jr. Prior to March 1995, Mr. Randall was an equity analyst and portfolio manager for more than five years at Mercantile Safe Deposit and Trust Company, Baltimore, Maryland. Mr. Randall is a Chartered Financial Analyst.

     Allen J. Ashcroft, Jr. is a Vice President of First Maryland and serves as the co-portfolio manager for Blue Chip Equity Portfolio with Clyde L. Randall. Prior to joining First Maryland, Mr. Ashcroft was an equity analyst and portfolio manager for McGlinn Capital Management, Wyomissing, Pennsylvania, for 12 years. Mr. Ashcroft has over 17 years experience in investment research and equity analysis.


     H. Giles Knight, Senior Vice President of First Maryland, is the co-portfolio manager of Capital Growth Portfolio and Special Equity Portfolio with Christopher E. Baggini. He also serves as Director of Equity Research of First Maryland. Prior to joining First Maryland, Mr. Knight was with ASB Capital Management, a subsidiary of NationsBank from 1990 to 1994. He was the Director of Special Equity Investments, Capital Markets Division where he was responsible for one mutual fund and six employee benefit and personal trust common stock funds.


     Christopher E. Baggini is a Vice President of First Maryland and serves as the co-portfolio manager of Capital Growth Portfolio and Special Equity Portfolio with H. Giles Knight. Prior to joining First Maryland, Mr. Baggini served as portfolio manager and research analyst for First Metropolitan Development Corporation. Mr. Baggini has over nine years experience in investment management, including over four years at Salomon Brothers with responsibilities in equity research, sales and trading.

     Investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

TRANSFER AGENT
--------------------------------------------------------------------------------

     SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087, provides transfer agent and related services for the Portfolios. SEI Financial Management Corporation is a wholly-owned subsidiary of SEI Corporation ("SEI"). SEI Financial Management Corporation has subcontracted the transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains shareholder accounts and records for the Portfolios.

ADMINISTRATOR
--------------------------------------------------------------------------------

     SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087, serves as the Portfolios' administrator (the
"Administrator") under the Administration Agreement dated November 1, 1995 between the Administrator and the Fund.


     The Administrator assists in each Portfolio's administration and operation, including providing facilities for maintaining each Portfolio's organization, supervising relations with the custodian, transfer and pricing agents, accountants, underwriters, and other persons dealing with each Portfolio, preparing all general shareholder communications and conducting shareholder relations, maintaining (or providing for the maintenance of) the Fund's records and the registration of each Portfolio's shares under federal and state law, developing management services for the Portfolios and furnishing reports, evaluation and analyses on a variety of subjects to the Board. The Administrator is entitled to receive an annual fee of .13% of the aggregate average daily net assets of the Fund, paid monthly, for services performed under the Administration Agreement. The Administrator has voluntarily agreed to waive a portion of its administration fee on certain Portfolios of the Fund in order to limit total operating expenses of such Portfolios. Any such voluntary waiver, which can be discontinued at any time, will increase such Portfolio's yield for the period during which the waiver is in effect.


DISTRIBUTION AND SERVICING OF THE SHARES
--------------------------------------------------------------------------------

     SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, a wholly-owned subsidiary of SEI, serves as the distributor (the "Distributor") for the Fund pursuant to a Distribution Agreement dated November 1, 1995 between the Distributor and the Fund. The Distributor, a Pennsylvania corporation incorporated on July 20, 1981, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. Inc. The Distributor is the principal underwriter of the Fund. First Maryland neither participates in nor is responsible for the underwriting of the Shares.

     The Board has adopted a Distribution Plan on behalf of the Retail Class of each Portfolio pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The Distribution Plan provides for payment of a fee to the Distributor of up to
 .75% of average daily net assets of the Retail Class of each Portfolio. The Board has approved the following distribution fee rates: .25% of the average net assets of the Retail Class of each of the ARK Money Market Portfolios, .30% of the average net assets of the Retail Class of Income Portfolio and the Maryland Tax-Free Portfolio, .40% of the average net assets of the Retail Class of each of Growth and Income Portfolio, Short-Term Treasury Portfolio, Special Equity Portfolio and Capital Growth Portfolio and .55% of the average net assets of the Retail Class of Blue Chip Equity Portfolio.

     Under a Shareholder Services Plan in effect with respect to the Retail Class of each Portfolio, the Retail Class of each Portfolio may pay shareholder servicing fees to Investment Professionals at an annual rate of up to .25% of the average daily net assets of the Shares attributable to their customers for providing ongoing shareholder support services to their customers with accounts in such class, including responding to shareholder communications, account balance maintenance and dividend posting. The Board has approved an annual shareholder servicing fee rate of .15% of the average net assets of the Retail Class of each Portfolio, except for Short-Term Treasury Portfolio and Blue Chip Equity Portfolio for which the Board has approved an annual rate of .06% of the average net assets of each Portfolio. All or any portion of the 12b-1 fee and/or the shareholder service fee for any Portfolio may be waived at any time. Any such voluntary waiver, which can be discontinued at any time, will increase such Portfolio's yield for the period during which the waiver is in effect.

     The Distributor and/or investment professionals that receive portions of the distribution fees from the Distributor, pay for the cost of printing (but not typesetting) and mailing to prospective investors prospectuses and other materials relating to the Retail Class, as well as for related direct mail, advertising and promotional expenses.

     The Distribution Plan does not obligate the Portfolios to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Distribution Plan on behalf of the Retail Class. Thus, under the Distribution Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Portfolios will not be obligated to pay more than that fee. If the Distributor's expenses are less than the distribution fee it receives, the Distributor will retain the full amount of the fee.

CUSTODIAN
--------------------------------------------------------------------------------

     The First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21201, is custodian (the "Custodian") for the securities and cash of the Fund. Under the Custody Agreement between the Fund and the Custodian, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the Custody Agreement, the Fund pays the Custodian a monthly fee at the annual rate of .015% of the average daily net assets of the Fund. The Custodian also charges the Fund transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses.

BANKING LAW MATTERS
--------------------------------------------------------------------------------

     Banking laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of an investment company as agent for and upon the order of a customer. However, banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. Upon advice of counsel, the Board believes that First Maryland may perform the advisory services described in this Prospectus for each Portfolio and its shareholders without violating applicable federal banking laws or regulations.

     However, judicial or administrative decisions or interpretations of, as well as changes in, either federal or state statutes or regulations relating to the activities of banks and their affiliates could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by this Prospectus. If banks or bank affiliates were prohibited from so acting, changes in the operation of the Fund might occur. It is not anticipated, however, that any such change would affect the Shares' NAVs or result in any financial loss to any shareholder.

TAX MATTERS
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gains at a maximum marginal rate of 28%, regardless of the length of time a shareholder has held shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed as ordinary income at a maximum marginal rate of 39.6%. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and capital gains.

     Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio intend to pay substantially all of their respective dividends as "exempt interest dividends." Investors in these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are taxable to persons subject to alternative minimum tax. Alternative minimum tax is currently imposed at a maximum marginal rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum tax liability. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio intend to avoid investing their assets in such private activity bonds but may do so if required by market conditions. Second, tax-exempt interest and "exempt interest dividends" derived from all municipal securities must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustments for alternative minimum tax purposes. Realized market discount on tax-exempt obligations purchased after April 30, 1993, is treated as ordinary income and not as capital gain. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

     Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio will determine annually the percentage of their respective net investment incomes that is fully tax-exempt, the percentage which constitutes an item of tax preference for alternative minimum tax purposes and the percentage which is fully taxable, and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     To the extent that Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio income dividends and capital gain distributions are derived from Maryland state tax-free investments, they will be free from Maryland state and county taxes (including City of Baltimore local taxes).

     The Fund anticipates that a substantial portion of dividends paid by Blue Chip Equity Portfolio, Capital Growth Portfolio, Growth and Income Portfolio and Special Equity Portfolio will be eligible for the 70% dividends received deduction allowed to certain corporations to the extent of the gross amount of qualified dividends received, respectively, by each Portfolio for the year. However, corporate shareholders will have to take into account the entire amount of any dividend received in determining their adjusted current earnings adjustment for alternative minimum tax purposes. The dividends received deduction is not available for capital gain dividends.

     Many state income tax laws exempt from taxation dividends paid by a regulated investment company to the extent such dividends are derived from interest paid on U.S. Treasury obligations. The Fund will advise shareholders annually of the percentage of the ordinary income dividends paid by each Portfolio that is attributable to interest earned on U.S. Treasury obligations.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of Shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received. The foregoing considerations do not apply to the purchase of Shares of the ARK Money Market Portfolios, which are offered at the constant NAV of $1.00.

     Shareholders who exchange shares representing interests in one Portfolio for Shares representing interests in another Portfolio will generally recognize capital gain or loss for federal income tax purposes.

     To avoid being subject to federal income tax withholding at the rate of 31% on taxable dividends, distributions and redemption payments, shareholders must furnish the Fund with their taxpayer identification numbers and certify under penalties of perjury that the number provided is correct and that they are not subject to backup withholding for any reason. Redemptions of Shares are reported annually on information returns that are filed with the IRS with respect to each shareholder that is not otherwise exempt.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

                                     * * *

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt. Therefore, such plans and accounts would not gain any additional benefit from the Portfolios dividends' tax-exempt status and, moreover, such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal obligations. If such a proposal were enacted, the ability of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio to pay exempt-interest dividends might be adversely affected. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund, which may differ from the Federal income tax consequences described above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

     ARK Funds is an open-end diversified management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992 and amended and restated on March 19, 1993. The Board supervises Fund activities and reviews contractual arrangements with companies that provide the Portfolios with services. The Fund may issue an unlimited number of shares of each of its portfolios. The Shares of a Portfolio have equal voting, liquidation and other rights. When issued and paid for, Shares will be fully paid and non-assessable by the Fund and will have no preference, conversion, exchange or preemptive rights. The

Board may authorize the Fund to offer other portfolios which may differ in the types of securities in which their assets may be invested.

     Each share of a Portfolio gives a shareholder one vote in Trustee elections and other matters submitted to a vote of shareholders. All shares of each Portfolio of the Fund have equal voting rights, except that the matters affecting only a particular Portfolio or class of shares, only shares of that Portfolio or class are entitled to vote.

     As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings, although special meetings may be called for the purpose of voting on certain changes in the operations of a Portfolio or the Fund, or for the election or removal of Trustees under certain circumstances.

     The Fund offers three classes of shares of each ARK Money Market Portfolio; two classes of shares of Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio; and one class of shares of International Equity Portfolio. The classes of shares of a Portfolio have a common investment objective and investment limitations and policies. The classes of shares of a Portfolio have different sales charges and other expenses that may affect performance. The Institutional Class of Short-Term Treasury Portfolio and Blue Chip Equity Portfolio are expected to commence operations on or about the date of this Prospectus. The Institutional Class of Maryland Tax-Free Portfolio has not yet commenced operations. The Retail Classes of the U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio, Blue Chip Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio have not yet commenced operations. You may obtain more information on the classes of shares not offered through this Prospectus by calling 1-800-624-4116 or from your Investment Professional.

APPENDIX
--------------------------------------------------------------------------------

     The following paragraphs provide a brief description of the securities in which Portfolios may invest and the transactions they may make. A Portfolio's investments are not limited by this discussion, however, and a Portfolio may include other types of securities and other types of transactions consistent with its investment objective.

     A complete listing of the Portfolios' policies and limitations and more detailed information about the Portfolios' investments are contained in the Portfolios' SAI. Current holdings and recent investment strategies are described in the Portfolios' financial reports, which are sent to shareholders twice a year.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in AMERICAN DEPOSITORY RECEIPTS AND EUROPEAN DEPOSITORY RECEIPTS ("ADRs" and "EDRs"). ADRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio may purchase ASSET-BACKED SECURITIES which consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. (As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.)

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio may purchase BANK OBLIGATIONS. These include: bankers' acceptances which are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer; certificates of deposit which are negotiable certificates representing a commercial bank's obligation to repay funds deposited with it, earning specified rates of interest over given periods or issued at a discount: and time deposits which are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio, may purchase COMMERCIAL PAPER. Commercial paper is an obligation issued by a bank, broker-dealer, corporation and other entities for purposes such as financing its current operations.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may purchase CONVERTIBLE SECURITIES. Convertible securities are usually preferred stock or bond issues that may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible security may also be subject to redemption by the issuer but only after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Portfolio is called for redemption, that Portfolio could be required to tender it for redemption, convert it to the underlying common stock, or sell it to a third party.


     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in EURODOLLARS, YANKEE DOLLARS AND FOREIGN BANK OBLIGATIONS which involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches and agencies. Foreign branches of domestic banks are not regulated by U.S. banking authorities and generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. For this purpose, domestic banks include foreign branches of domestic banks for which the domestic parent is unconditionally liable in the event the foreign branch failed to pay on its instruments for any reason.



     Each Portfolio, except U.S Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in U.S. dollar-denominated securities of foreign issuers. Each ARK Non-Money Market Portfolio, except Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in FOREIGN SECURITIES denominated in foreign currencies. Foreign investments involve risks in addition to the risks inherent in domestic investments. A Portfolio's foreign securities and securities denominated in or indexed to foreign currencies may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors. In addition to the political and economic factors that can affect foreign securities, a governmental issuer may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. These factors could make foreign investments, especially those in developing countries, more volatile. First Maryland considers these factors in making investments in foreign securities for a Portfolio. There is no direct limitation specifically intended to limit the amount of each Portfolio's assets that may be invested in foreign securities or in any one country or currency.

     Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to re-pay principal and interest when due, and may require that the conditions for re-payment be renegotiated. All these factors can make foreign investments, especially those in developing countries, more volatile.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may enter into FORWARD CURRENCY CONTRACTS (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although forward currency contracts can be used to protect a Portfolio from adverse exchange rate changes, they involve a risk of loss if First Maryland fails to predict foreign currency values correctly.

     HEDGING STRATEGIES. The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may buy and sell options on securities, currencies, futures contracts and options on such contracts ("Hedging Instruments") to manage their exposure to changing interest rates, security prices, and currency exchange rates. Some strategies using these instruments, including selling futures, buying puts and writing calls, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Hedging Instruments may be used in combination with each other or with forward currency contracts in order to adjust the risk and return characteristics of the overall strategy. A Portfolio may invest in Hedging Instruments based on any type of security, index, or currency, including options and futures traded on foreign exchanges and options not traded on exchanges. These strategies may increase the volatility of the Portfolios and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these strategies could result in a loss to a Portfolio if the counterparty to the transaction does not perform as promised.

     Hedging Instruments can be volatile investments, and involve certain risks. If First Maryland applies a hedge at an inappropriate time or judges market conditions incorrectly, use of Hedging Instruments may lower a Portfolio's return. A Portfolio could also experience a loss if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     No Portfolio will hedge more than 25% of its total assets by selling futures, writing calls, and buying puts under normal conditions. In addition, a Portfolio will not buy futures or write puts where the value of the underlying investment exceeds 25% of its total assets, and will not buy calls with a value exceeding 5% of its total assets.

     Under currently applicable regulations, each ARK Money Market Portfolio, except U.S. Treasury Money Market Portfolio, may invest up to 10% of its net assets in ILLIQUID SECURITIES; the ARK Non-Money Market Portfolios may invest up to 15% of their respective net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of in the usual course of business within seven days of the usual course of business without taking a reduced price. Generally, securities subject to restriction on resale, variable rate demand notes, repurchase agreements with more than seven days to maturity, and time deposits are considered to be illiquid unless First Maryland determines, in accordance with guidelines established by the Board, that such securities are readily marketable. The absence of a trading market can make it difficult to ascertain a market value for illiquid securities, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. In addition, unless securities are registered for sale, securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio and Blue Chip Equity Portfolio, may invest in INDEXED SECURITIES whose value depends on the price of securities indices, or other financial indicators. These include commercial paper and certificates of deposit. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates. Some indexed securities may be based on underlying instruments whose total value is greater than the value of the indexed security itself. Some indexed securities may be based on underlying instruments whose total value is greater than the value of the indexed instrument itself.



     Special Equity Portfolio may purchase lower-rated debt securities which are high-yielding debt securities, or junk bonds, (those rated Ba or lower by Moody's or BB or lower by S&P) that have poor protection against default in the payment of principal and interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities, and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. The table below provides a summary of ratings assigned to debt securities (not including money market instruments) that may be included in a Portfolio.



   MOODY'S        S&P
   RATING       RATING                           DESCRIPTION
  ---------    ---------   --------------------------------------------------------
                           Investment Grade
  Aaa/Aa/A     AAA/AA/A    Highest quality/high quality/upper medium grade
  Baa          BBB         Medium grade
                           Non-Investment Grade
  Ba           BB          Moderately speculative
  B            B           Speculative
  Caa          CCC         Highly speculative
  Ca/C         CC/C        Poor quality/lowest quality no interest
  --           D           In default, in arrears



     Income Portfolio, Growth and Income Portfolio and Special Equity Portfolio may purchase MORTGAGE-BACKED SECURITIES issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed securities, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-throughs and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Because mortgage securities pay both principal and interest as their underlying mortgages are paid off, they are subject to pre-payment risk. Pre-payment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns. Finally, the value of a mortgage security may be affected by changes in market interest rates.


     Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio, may purchase MUNICIPAL OBLIGATIONS which are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights on municipal securities holders. A Portfolio may own a municipal security directly or through a participation interest.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may enter into REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously commits to resell that security back at a higher price. Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may also make SECURITIES LOANS to parties such as broker-dealers and institutional investors. In the event of bankruptcy of the other party to either a repurchase agreement or a securities loan, a Portfolio could experience delays in recovering its cash or the securities it lent. To the extent, in the meantime, the value of the securities purchased had decreased, or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, First Maryland must find the creditworthiness of the other party to the transaction satisfactory.

     BORROWING MONEY AND REVERSE REPURCHASE AGREEMENTS. Each Portfolio may borrow money by engaging in reverse repurchase agreements. In a reverse repurchase agreement a Portfolio sells a portfolio instrument to another party, such as a bank, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness is deemed satisfactory.

     The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may enter into SHORT SALES with respect to securities owned ("short sales against the box"). These transactions may help to hedge against the effect of price declines, but may result in losses if the price of the underlying securities increases.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Short-Term Treasury Portfolio, may purchase U.S. GOVERNMENT SECURITIES which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. They may be backed by the full faith and credit of the U.S government as a whole or only by the issuing agency. For example, securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury securities and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government and are the highest quality government securities.

     Each Portfolio, except U.S. Treasury Money Market Portfolio and Short-Term Treasury Portfolio, may purchase VARIABLE OR FLOATING RATE INSTRUMENTS. Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand full payment from issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Many variable and floating rate instruments also carry demand features that permit a Portfolio to sell them at par value plus accrued interest on short notice.

     Special Equity Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments because they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

     Each Portfolio may engage in transactions on a WHEN-ISSUED or DELAYED-DELIVERY basis. The market value of securities purchased in this way may change before the delivery date, which could affect the market value of the assets and could increase fluctuations in a Portfolio's share price, yield and return. Ordinarily, the Portfolios will not earn interest on the securities purchased until they are delivered.

     Each Portfolio may purchase ZERO COUPON DEBT SECURITIES which do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating its daily dividend, each Portfolio takes into account as income a portion of the difference between these securities' purchase prices and their face values. Because they do not pay current income, the prices of zero coupon debt securities can be volatile when interest rates change.

ADDITIONAL INVESTMENTS FOR TAX-FREE MONEY MARKET PORTFOLIO AND MARYLAND TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

     MUNICIPAL LEASE OBLIGATIONS are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the interest is assigned. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Each Portfolio will only purchase rated municipal lease obligations.

     MUNICIPAL SECURITIES include general obligation securities, which are backed by the full taxing power of a municipality, and revenue securities, which are backed by the revenues of a specific tax, project, or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk.

     REFUNDING CONTRACTS. The Portfolios may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. Although a Portfolio may sell its rights under a refunding contract, these contracts are relatively new and the secondary market for them may be less liquid than the secondary market for other types of municipal securities.

     RESOURCE RECOVERY BONDS are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

     TAX AND REVENUE ANTICIPATION NOTES are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

ARKPROR-2/96


BS-2870A-9506

                             [THE ARK FUNDS LOGO]




                            R E T A I L  C L A S S
                             P R O S P E C T U S

            ARK FUNDS: INSTITUTIONAL CLASS AND INSTITUTIONAL II CLASS

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                         TAX-FREE MONEY MARKET PORTFOLIO
                          SHORT-TERM TREASURY PORTFOLIO
                                INCOME PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                           BLUE CHIP EQUITY PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                            SPECIAL EQUITY PORTFOLIO
                           MARYLAND TAX-FREE PORTFOLIO

                              CROSS REFERENCE SHEET

Form N-1A Item Number
Part B                   Statement of Additional Information


10,11................... Cover Page
12 ..................... Description of the Fund
13 a,b,c................ Investment Policies and Limitations
   d.................... *
14 a,b.................. Trustees and Officers
   c.................... *
15 a,b,c................ *
16 a(i,ii).............. The Advisors
   a(iii),b,c,d......... Portfolio Transactions
   e.................... *
   f.................... Administrator and Distributor
   g.................... *
   h.................... Description of the Fund
   i.................... Administrator and Distributor

17 a.................... Portfolio Transactions
   b.................... *
   c.................... Portfolio Transactions
   d,e.................. *
18 a.................... Description of the Fund
   b.................... *
19 a.................... Additional Purchase and Redemption Information
   b.................... Valuation of Portfolio Securities
20 ..................... Taxes
21 a(i),(ii)............ Administrator and Distributor
   a(iii),b,c........... *
22 ..................... Performance
23 ..................... Financial statements for the fiscal year ended April
                         30, 1995, for each Portfolio (with the exception of Special Equity Portfolio and Maryland Tax-Free Portfolio) were filed pursuant to Rule 30b2-1. Financial statements for the period ended October 31, 1995 will be filed by subsequent amendment.


* Not Applicable


ARK FUNDS:  INSTITUTIONAL CLASS and INSTITUTIONAL II CLASS
            STATEMENT OF ADDITIONAL INFORMATION
                   ________________, 1996


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus (dated _____________, 1996) for the Institutional Class or Institutional II Class of the ARK Funds (the "Fund"). Each money market Portfolio of the Fund (ARK Money Market Portfolios) offers three classes of shares: Institutional Class, Institutional II Class and Retail Class. Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax Free Portfolio each offers two classes of shares:
Institutional Class and Retail Class. Finally, International Equity Portfolio offers Institutional Class shares, only (hereinafter, all ARK Funds Portfolios, except the ARK Money Market Portfolios, are sometimes called, collectively, ARK Non-Money Market Portfolios). Please retain this document for future reference. The Fund's financial statements and financial highlights, included in the Annual Report for the fiscal period ended April 30, 1995, and the Semi-Annual Report for the six month period ended October 31, 1995, are incorporated herein by reference. To obtain additional copies of the Institutional Class Prospectus or Institutional II Class Prospectus, the Annual Report dated April 30, 1995, the Semi-Annual Report dated October 31, 1995, and this Statement of Additional Information or the Retail Class Prospectus or Retail Class Statement of Additional Information, please call 1-800-624-4116.


     TABLE OF CONTENTS                                                 PAGE

     Investment Policies and Limitations
     Investment Practices
     Special Considerations for International Equity Portfolio
     Special Considerations for Maryland Tax-Free Portfolio
     Portfolio Transactions
     Valuation of Portfolio Securities
     Portfolio Performance
     Additional Purchase and Redemption Information
     Taxes
     Trustees and Officers
     The Advisors
     Administrator and Distributor
     Transfer Agent
     Description of the Fund
     Auditor
     Financial Statements
     Appendix

     Advisors:
     The First National Bank of Maryland (First Maryland) AIB Investment
      Managers Limited (AIB I.M.)

      Custodian:
      The First National Bank of Maryland (the "Custodian")

      Transfer Agent:
      SEI Financial Management Corporation (the "Transfer Agent")

      Administrator:
      SEI Financial Management Corporation (the "Administrator")

      Distributor:
      SEI Financial Services Company (the "Distributor")




                       INVESTMENT POLICIES AND LIMITATIONS

     The following policies and limitations supplement those set forth in the Institutional Class Prospectus and the Institutional II Class Prospectus. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

     Unless otherwise expressly noted, a Portfolio's policies and limitations are non-fundamental. Fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of a Portfolio. The Portfolios' investment limitations are as follows.

            U.S. TREASURY MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(ii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(v) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                             MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry except that the Money Market Portfolio may invest 25% or more of its assets in obligations of domestic banks;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions

(iv) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                         TAX-FREE MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding

(iv) The Portfolio does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.



                          SHORT-TERM TREASURY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies.

                                INCOME PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and

(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.


(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                           GROWTH AND INCOME PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.


(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vi) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


                           BLUE CHIP EQUITY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vi) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises, that, including predecessors, have a record of less than three years of continuous operation.


                            CAPITAL GROWTH PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vi) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises, that, including predecessors, have a record of less than three years of continuous operation.

                         INTERNATIONAL EQUITY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 100% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend any security or make any other loan, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(v) The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vii) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(viii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(ix) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(x) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises, that, including predecessors, have a record of less than three years of continuous operation.

                            SPECIAL EQUITY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(viii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises, that, including predecessors, have a record of less than three years of continuous operation.

                           MARYLAND TAX-FREE PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) issue senior securities, except as permitted under the Investment Company Act of 1940;

(2) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) To meet federal tax requirements for qualification as a "regulated investment company," the Portfolio limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.

(ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


(iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.


(iv) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The Portfolio currently does not intend to invest more than 25% of its total assets in industrial revenue bonds issued by entities whose principal business activities are in the same industry.

(vii) The Portfolio currently does not intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.


For purposes of limitations (4) and (i) of the Maryland Tax- Free Portfolio, First Maryland identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, First Maryland will consider the entity or entities responsible for payment and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

Each Portfolio's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the Portfolios.




                              INVESTMENT PRACTICES

American Depository Receipts and European Depository Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Delayed Delivery Transactions. Each Portfolio may buy securities on a delayed delivery or when-issued basis and sell securities on a delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. A Portfolio may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed delivery or when issued basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed delivery or when-issued purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

A Portfolio may renegotiate delayed delivery or when-issued transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

Federally Taxable Obligations. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio do not generally intend to invest in securities whose interest is taxable; however, from time to time the Portfolios may invest on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, the Portfolios may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

Should the Portfolios invest in taxable obligations, it would purchase securities that, in First Maryland's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks, and repurchase agreements. The Portfolios' standards for high quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. The Portfolios may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Fund's Board.

The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to federal income tax. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolios' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolios' holdings would be affected and the Board would reevaluate the Portfolios' investment objectives and policies.

Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio anticipate being as fully invested in municipal securities as is practicable; however, there may be occasions when as a result of maturities of portfolio securities, or sales of portfolio shares, or in order to meet redemption requests, the Portfolios may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, the

Portfolios may be required to sell securities at a loss.

Foreign Currency Exchange Transactions. International Equity Portfolio may conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price (i.e., a forward foreign currency contract or forward contract). The Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

International Equity Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes some, but not all, of the possible currency management strategies involving forward contracts that could be used by the Portfolio. The Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When International Equity Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment on the underlying security is made or received. The Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by AIB I.M.

International Equity Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in French Francs, the Portfolio could enter into a forward contract to sell Francs in return for U.S. dollars to hedge against possible declines in the value of the French Franc. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the Franc, for example, by entering into a forward contract to sell Deutsche Marks in exchange for U.S. dollars. This type of strategy, sometimes known as a "proxy hedge," may offer advantages in terms of cost, yield or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses to the Portfolio if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

International Equity Portfolio may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform better relative to the U.S. dollar. For example, if the Portfolio held investments denominated in Deutsche Marks, the Portfolio could enter into forward contracts to sell Deutsche Marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover forward contracts. As required by SEC guidelines, International Equity Portfolio will segregate assets to cover forward contracts, if any, whose purpose is essentially speculative. The Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward contracts will depend on AIB I.M.'s skill in analyzing and predicting currency values. Forward contracts may substantially change International Equity Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as AIB I.M. anticipates. For example, if a currency's value rose at a time when AIB I.M. had hedged the Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If AIB I.M. hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if AIB I.M. increases International Equity Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that AIB I.M.'s use of forward contracts will be advantageous to the Portfolio or that they will hedge at an appropriate time.


Foreign Investments. Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in U.S. dollar-denominated securities of foreign issuers. Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio each may invest in foreign securities denominated in foreign currencies. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.


Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that First Maryland or AIB I.M., as applicable, will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio each may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


Illiquid Investments. Each Portfolio, except U.S. Treasury Money Market Portfolio, may invest in illiquid investments. Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board, First Maryland or AIB I.M., as applicable, determines the liquidity of each Portfolio's investments, and, through reports from First Maryland or AIB I.M., the Board monitors investment in illiquid instruments. In determining the liquidity of a Portfolio's investments, First Maryland or AIB I.M., as applicable, may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment) and (6) general credit quality. Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, First Maryland or AIB I.M., as applicable, may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation (ARK Money Market Portfolios) and priced (for ARK Non-Money Market Portfolios) at fair value as determined in good faith by a committee appointed by the Board. If, as a result of a change in values, net assets or other circumstances, a Portfolio were in a position where more than 10% (ARK Money Market Portfolios) or 15% (ARK Non-Money Market Portfolios) of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Special Equity Portfolio may invest in restricted securities which are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.


Indexed Securities. Each ARK Non-Money Market Portfolio, except Short-Term Treasury Portfolio, may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.


The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.


Loans and Other Direct Debt Instruments. The ARK Non-Money Market Portfolios, except International Equity Portfolio and Short-Term Treasury Portfolio, may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Portfolio's policies regarding the quality of debt securities.


Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, a Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, First Maryland will provide a Portfolio with research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect such Portfolio.

A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Portfolio were determined to be subject to the claims of the agent's general creditors, a Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see fundamental limitations 1 and 5 for each of the ARK Non-Money Market Portfolios). For purposes of these limitations, a Portfolio generally will treat the borrower as the "issuer" of indebtedness held by a Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift the direct debtor-creditor relationship with the borrower to the Portfolio, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Municipal Securities. The Maryland Tax-Free Portfolio may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.

While the market for Maryland municipal securities is considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Portfolio to value its portfolio securities, and the Portfolio's ability to dispose of lower-quality bonds. The outside pricing services are monitored by First Maryland and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of Portfolio shareholders.


Lower-Rated Debt Securities. The ARK Non-Money Market Portfolios, except Special Equity Portfolio, Short-Term Treasury Portfolio, and International Equity Portfolio, each may invest up to 5% of their respective assets in lower-rated debt securities i.e., securities rated Ba or lower by Moody's Investors Service Inc. (Moody's) or BB or lower by Standard & Poor's Ratings Group (S&P), or other comparable ratings by other nationally recognized statistical rating organizations (NRSROs). Special Equity Portfolio may invest up to 35% in such securities. International Equity Portfolio and Short-Term Treasury Portfolio do not invest in lower-rated debt securities. Such securities may have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.


While the market for lower-rated, high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing such debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value, and of the Portfolio to dispose of, lower-rated debt securities.

Since the risk of default is higher for lower-rated debt securities, First Maryland's research and credit analysis are an especially important part of managing a Portfolio's investment in securities of this type. In considering investments in such securities on behalf of a Portfolio, First Maryland will attempt to identify those issuers whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. First Maryland's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines such action to be in the best interest of the Portfolio's shareholders.

Municipal Lease Obligations. Tax-Free Money Market Portfolio and Maryland Tax-Free Fund each may invest in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Portfolios a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Portfolio. For the Money Market Portfolios, it is more difficult to maintain a stable net asset value per share.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

In determining the liquidity of a municipal lease obligation, First Maryland will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

Portfolios' Rights As Shareholders. The Portfolios do not intend to direct or administer the day-to-day operations of any company whose shares they hold. A Portfolio, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of trustees or directors and the shareholders of a company when First Maryland or AIB I.M., as applicable, determines that such matters could have a significant effect on the value of a Portfolio's investment in the company. The activities that a Portfolio may engage in, either individually or in conjunction with other shareholders, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of trustees or directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a Portfolio could be involved in lawsuits related to such activities. First Maryland or AIB I.M., as applicable, will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Portfolio and the risk of actual liability if a Portfolio is involved in litigation. There is no guarantee, however, that litigation against a Portfolio will not be undertaken or liabilities incurred.

Real Estate-Related Instruments. Special Equity Portfolio may invest in real estate-related instruments, which include real estate investment trusts (REITs), commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real assets, overbuilding and the management and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Refunding Contracts. Maryland Tax-Free Fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding obligations require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

Repurchase Agreements. Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may invest in repurchase agreements. In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. (Money Market Portfolio and U.S. Government Money Market Portfolio each may engage in repurchase agreements with respect to any security in which it is authorized to invest, even if the underlying security matures in more than 397 days.) The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio in connection with bankruptcy proceedings), it is the Portfolios' current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by First Maryland or AIB I.M., as applicable, pursuant to procedures established by the Board.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by First Maryland. Such transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.

Securities Lending. Each Portfolio, except U.S. Treasury Money Market Portfolio, Tax-Free Money Market Portfolio and International Equity Portfolio, may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by First Maryland. Furthermore, they will only be made if, in First Maryland's judgment, the consideration to be earned from such loans would justify the risk.


It is the current view of the SEC that a Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).


Sovereign Debt Obligations. Growth and Income Portfolio, Blue Chip Equity Portfolio and Capital Growth Portfolio each may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and repayment may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.


Standby Commitments. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio may invest in standby commitments. These obligations are puts that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Portfolios may acquire standby commitments to enhance the liquidity of portfolio securities only when the issuers of the commitments present minimal risk of default.

Ordinarily the Portfolios will not transfer a standby commitment to a third party, although each could sell the underlying municipal security to a third party at any time. The Portfolios may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolios would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolios, or the valuation of the securities underlying the commitments.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.


Swap Agreements. Each ARK Non-Money Market Portfolio, except Short-Term Treasury Portfolio, may invest in swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if First Maryland or (AIB I.M. in the case of International Equity Portfolio) determines it is consistent with a Portfolio's investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Portfolio expects to be able to reduce its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The Portfolios will each maintain appropriate liquid assets in segregated custodial accounts to cover their current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

Tender Option Bonds. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio may invest in tender option bonds. These bonds are created by coupling an intermediate or long-term fixed-rate tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option to trade at par on the date of such determination. After payment of the tender option fee, the Portfolios effectively hold a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, Tax-Free Money Market Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Portfolios, First Maryland will, pursuant to procedures established by the Board, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third-party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.


Variable or Floating Rate Instruments. Each Money Market Portfolio, except U.S. Treasury Money Market Portfolio, may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if a Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. Variable rate instruments (including instruments subject to a demand feature) that mature in 397 days or less may be deemed to have maturities equal to the period remaining until the next readjustment of the interest rate. Other variable rate instruments with demand features may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The Non-Money Market Portfolios, except Short-Term Treasury

Portfolio, may invest in variable or floating rate instruments.

Variable or Floating Rate Demand Obligations (VRDOs/FRDOs). Each Money Market Portfolio, except U.S. Treasury Money Market Portfolio may invest in variable or floating rate\demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.


A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Board. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) their bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (IRS) has not ruled whether or not the interest on participating VRDOs is tax-exempt, and accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

A variable rate obligation that matures in 397 days or fewer may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The ARK Money Market Portfolios may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.

Warrants. Warrants are securities that give International Equity Portfolio or Special Equity Portfolio the right to purchase equity securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


Hedging Strategies: Futures Transactions. The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may each use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodities Futures Trading Commission (CFTC). Each Portfolio may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio after taking into account unrealized profits and unrealized losses on any such instruments.


Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into a contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500). A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to a Portfolio.

Purchasing Put and Call Options Relating to Securities or Futures Contracts. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics than those of the securities in which it typically invests -- for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices, or by hedging stock holdings with futures contracts on a broad-based stock index such as the S&P 500 -- which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows a Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded.

Options and Futures Contracts Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. A Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Portfolio to the value of the Portfolio's investments over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


Short Sales. Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio, may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if First Maryland (or AIB I.M., if applicable) anticipates a decline in the price of the stock underlying a convertible security the Portfolio holds, the Portfolio may sell the stock short. If the stock price substantially declines, the proceeds of the short sale or an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.


When a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

Heath Care Industry. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demands for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; medical and technological advances that dramatically alter the need for health services or the way in which such services are delivered; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and healthcare services.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, and highways. Airport bonds are dependent on the general stability of the airline industry and stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related services, as do the presence of alternate forms of transportation, such as public transportation.


            SPECIAL CONSIDERATIONS FOR INTERNATIONAL EQUITY PORTFOLIO

                 Special Considerations Affecting Latin America

     Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (roughly 300 million) representing a large number of markets. Economic growth was strong in the 1960s and 1970s, but slowed dramatically in the 1980s as a result of poor economic policies, higher international interest rates and the denial of access to new foreign capital. Capital flight has proven a persistent problem and external debt has been forcibly rescheduled. High inflation and low economic growth have begun to give way to stable, manageable inflation rates and higher economic growth, although political turmoil (including assassinations) continues in some countries. Changes in political leadership and the implementation of market oriented economic policies, such as privatization, trade reform, and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left the home country) has begun to return.

     Various trade agreements have also been formed within the region, including the Andean Pact, Mercosur, and NAFTA. NAFTA, which was implemented on January 1, 1994, is the largest of these agreements.

     Latin American equity markets can be extremely volatile and in the past have shown little correlation with the United States market. Currencies have typically been weak, given high inflation rates, but have stabilized more recently. Most currencies are not free floating, but wide fluctuations in value over relatively short periods of time can still occur due to changes in the market.

     Mexico's economy is a mixture of state-owned industrial plants (notably oil), private manufacturing and services, and both large-scale and traditional agriculture. Mexico's economy has been transformed significantly over the last six to seven years. Large budget deficits and a high level of state ownership in many productive and service areas have given way to balanced budgets and privatization. In the last few years, the government has sold the telephone company, the major steel companies, the banks, and many others. The major state ownership remaining is in the oil sector and the electricity sector. Economic policy transformation has led to much reduced inflation and more stable economic growth in the last few years. The recently implemented NAFTA will further cement the economic ties between Mexico, Canada, and the United States.

     Continued political unrest, particularly in southern Mexico, and uncertainty as to the effectiveness of reforms have recently had an adverse impact on economic development. In December 1994, Mexico reversed a long-held currency policy by devaluing the Mexican peso and allowing it to float freely. The value of the peso against the U.S. dollar and other currencies declined sharply. As a result, Mexican stocks plunged while interest rates soared, and other Latin America securities markets were also adversely affected. Extension and continuance of financial aid to Mexico from the U.S., including loan guarantees, is uncertain at this time.

     Brazil is the sixth largest country in the world in population, with about 155 million people, and represents a huge domestic market. Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Brazil's rate of consumer price inflation continues to accelerate while gross domestic product (GDP) remains depressed. A major long run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's natural resource base, which includes some of the largest mineral reserves in the world. The private sector has remained efficient, mainly through export promotion. The government has recently embarked on an ambitious reform program that seeks to modernize and reinvigorate the economy by stabilizing prices, deregulating the economy, and opening the economy to increased foreign competition. Privatization of certain industries is proceeding slowly.

     Chile, like Brazil, is endowed with considerable mineral resources, particularly copper, which accounts for 40% of total exports. Export production (especially in the forestry and mining sectors) continues to be the main long-term engine of economic growth and modernization. Economic reform has been ongoing in Chile for over 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market. A well-organized pension system has created a long-term domestic investor base.

     Argentina is strong in wheat production and other foodstuffs and in livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Like Mexico, however, Argentina has had a dramatic transformation in its economy in the last several years. Extremely high inflation rates and stagnant economic growth have been replaced by low inflation and strong economic growth. Massive privatization has occurred and continues, which should reduce the amount of external debt outstanding.

     Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector, although these reform attempts have recently met with political opposition. Internal gasoline prices, which are one-third those of international prices, are being increased in order to reduce subsidies. Price controls did not prevent annual inflation from reaching at least 75% in 1994, compared to 45.9% in 1993. The official target of 25-30% inflation for 1995 is improbable, with a continuation of higher levels more likely. The failure of major banks adversely affected the Venezuelan economy in 1994 and could continue to have a negative impact. Plans for privatization and exchange and interest rate liberalization are examples of recently introduced reforms. It is not clear when the economic situation in Venezuela will improve and the country remains extremely dependent on oil.

  Special Considerations Affecting Japan, The Pacific Basin, and Southeast Asia

     Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

     The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

     Thailand has one of the fastest growing stock markets in the world. The manufacturing sector is becoming increasingly sophisticated and is benefiting from export-oriented investing. The manufacturing and service sectors continue to account for the bulk of Thailand's economic growth. The agricultural sector continues to become less important. The government has followed fairly sound fiscal and monetary policies, aided by increased tax receipts from a fast moving economy. The government also continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. Nonetheless, political unrest has caused many international businesses to question Thailand's political stability.

     Hong Kong's economic growth which was vigorous in the 1980s has not been positively affected by its impending return to Chinese dominion in 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.

     In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Inflation rates, however, began to challenge South Korea's strong economic performance in the early 1990s. Moreover, the international situation between South Korea and North Korea continues to be uncertain.

     Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth, yet with a large and rapidly increasingly population, it remains a poor country. Indonesia's dependence on commodity exports makes it vulnerable to a fall in world commodity prices. Malaysia has one of the fastest growing economies in the Asian-Pacific region.

     Malaysia has become the world's third-largest producer of semiconductor devices (after the United States and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability as the government followed prudent fiscal and monetary policies. Malaysia's high export dependence level leaves it vulnerable to recession in the countries with which it trades or to a fall in world commodity prices.

     India is one of the world's top fifteen industrial nations and has considerable natural resources. The government exercises significant influence over many aspects of the economy. Accordingly, future government actions could have a significant effect on private sector companies, market conditions, and prices and yields of securities of Indian issuers held by a fund. Policymakers in India actively encourage foreign direct investment, particularly in labor intensive industries. In addition, Indian stock exchanges rely entirely on delivery of physical share certificates and have experienced operational difficulties. These problems have included the existence of fraudulent shares in the market, failed trades, and delays in the settlement and registration of securities transactions. Indian stock exchanges have in the past been forced to close for political reasons; for example, a brokers' strike closed the exchange for ten days in December 1993, and there is no assurance that the exchanges will not be forced to close again.

     Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. During the 1970s and the early 1980s, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.

     Japan currently has the second largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However, in the 1990s, the growth rate in Japan has slowed. Despite small rallies and market gains, Japan has been plagued with economic sluggishness. Economic conditions have weakened considerably in Japan since October 1992. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, the previously tight labor market conditions have eased considerably, and consumer confidence has waned. The banking sector has experienced a sharp rise in non-performing loans, and strains in the financial system may continue. Continued political uncertainty has resulted from numerous changes in government, shifting government coalitions and the political and economic problems associated with a large trade imbalance.

     Although Japan's economic growth has declined significantly since 1990, many Japanese companies seem capable of rebounding due to increased investments, smaller borrowings, increased product development and continued government support. Growth recovered slightly in 1994. Japan's economic growth in the early 1980s was due in part to government borrowings. Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers, and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum, and soybeans from other countries. Japan's high volume of exports such as automobiles, machine tools, and semiconductors have caused trade tensions with other countries, particularly the United States. Attempts to approve trading agreements between the countries may reduce the friction caused by the current trade imbalance. In recent months, the Japanese markets have also been adversely affected by the earthquake in Kobe, Japan, and the bankruptcy of Barings Bank, Ltd., although the long-term effects of these events are difficult to predict.

     Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized West European countries. It is rich in natural resources and is the world's largest exporter of beef and wool, second-largest exporter of mutton, and among the top wheat exporters. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of its exports, a downturn in world commodity prices could have a significant negative impact on its economy.

                     Special Considerations Affecting Europe

     New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers promoting the free flow of goods and services throughout Western Europe. These new developments could make this new unified market one of the largest in the world.

     The European Community (EC) consists of Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom (the member states). In 1986, the member states of the EC signed the "Single European Act," an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: 1) physical frontiers, such as customs posts and border controls; 2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EC members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and 3) fiscal frontiers, notably the need to levy value-added taxes, tariffs, or excise taxes on goods or services imported from other EC states.

     The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EC's broad economic goals. But until the EMU takes effect, which is intended to occur between 1997 and 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.

     The total European market, as represented by both EC and non-EC countries, consists of over 328 million consumers, making it larger currently than either the United States or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives has prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity.

     The early experience of the former centrally planned economies has already demonstrated the crucially important link between structural reforms, macroeconomic stabilization, and successful economic transformation. Among the central European countries, the Czech Republic, Hungary, and Poland have made the greatest progress in structural reform; inflationary pressures in those countries have abated following price liberalization, and output has begun to recover. These achievements will be difficult to sustain, however, in the absence of strong efforts to contain the large fiscal deficits that have accompanied the considerable losses of output and tax revenue since the start of the reform process.

     In the Baltic countries there are encouraging signs that reforms are taking hold and are being supported by strong stabilization efforts. In most other countries of the former Soviet Union, in contrast, inadequate stabilization efforts now threaten to lead to hyper-inflation, which could derail the reform process. Inflation, which had abated following the immediate impact of price liberalization in early 1992, surged to extremely high levels. The main reason for this development has been excessive credit expansion to the government and to state enterprises. The transformation process is being seriously hampered by the widespread subsidization of inefficient enterprises and the resulting misallocation of resources. The lack of effective economic and monetary cooperation among the countries of the former Soviet Union exacerbates other problems by severely constraining trade flows and impeding inflation control. Partly as a result of these difficulties, some countries have decided that the introduction of separate currencies offers the best scope for avoiding hyper-inflation and for improving economic conditions. This development can facilitate the implementation of stronger stabilization programs.

     Economic conditions appear to have improved for some of the transition economies of central Europe. Following three successive years of output declines, there are preliminary indications of a turnaround in the Czech Republic and the Slovak Republic, Hungary and Poland; growth in private sector activity and strong exports, especially to Western Europe, now appear to have contained the fall in output. Most central European countries in transition, however, are expected to achieve positive real growth in 1995 as market reforms deepen. The strength of the projected output gains will depend crucially on the ability of the reforming countries to contain fiscal deficits and inflation and on their continued access to, and success in, export markets. Economic conditions in the former Soviet Union have continued to deteriorate. Real GDP in Russia is estimated to have fallen 19 percent in 1992, after a 9 percent decline in 1991. In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation. Ethnic and civil conflicts currently rage throughout the former Yugoslavia. The outcome is uncertain.

     Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. There is also an urgent need for positive steps to resist protectionist pressures, especially by bringing the multilateral trade negotiations under the Uruguay Round of the General Agreement on Trade and Tariffs to a successful conclusion. Determined action to alleviate short-term difficulties and to achieve key medium-term objectives would unquestionably strengthen consumer and business confidence. Interest rates generally have declined somewhat with the easing of tensions in the Exchange Rate Mechanism, but for most countries tight monetary conditions remain an obstacle to stronger growth and a threat to exchange market stability. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

     The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

     Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy.

     Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown since the 1980s. Agriculture remains the most important economic sector, employing over half of the labor force, and accounting for significant portions of GDP and exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's continuing transformation from a centrally controlled to a free market economy.

     Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority led to business uncertainty and the prospect for continued flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EU, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

                         REAL GDP ANNUAL RATE OF GROWTH
                                      1993

     Denmark                                                 1.2 %
     France                                                 (1.0)%
     Germany                                                (1.1)%
     Italy                                                  (0.7)%
     Netherlands                                            (1.0)%
     Spain                                                  (0.6)%
     Switzerland                                             2.0 %
     United Kingdom

Source: World Economic Outlook October 1994 (Figures are quoted based on each country's domestic currency.)

                NATIONAL INDICES (WITHOUT DIVIDENDS) OCTOBER 1994
                             GROWTH IN U.S. DOLLARS
                                     EUROPE

                                            6 Months     12 Months      5 Years
     Greece                                  (10.22)        5.56         2.71
     Portugal                                   .65         7.68        (5.53)
     Turkey                                   48.77       (45.261)      (7.386)


            SPECIAL CONSIDERATIONS FOR MARYLAND TAX - FREE PORTFOLIO

According to 1990 Census reports, Maryland's population in that year was 4,797,893, reflecting an increase of 13.8% from the 1980 Census. Maryland's population is concentrated in urban areas: the eight counties and Baltimore City located in the Baltimore - Washington Corridor contain 37.4% of the State's land area and 83.3% of its population. The estimated 1990 population for the Baltimore Standard Metropolitan Statistical Area was 2,355,197 and for the Maryland portion of the Washington Standard Metropolitan Statistical Area, 1,642,348. Overall, Maryland's population per square mile in 1990 was 487.7.

Personal income in Maryland grew at annual rates between 8.1% and 9.2% in each of the years 1986 through 1988, but fell from a rate of 9.3% in 1989 to 3.1% in 1991. Commencing in 1992, however, personal income growth rebounded, increasing by 4.3% in 1992, 4.0% in 1993 and 4.7% in 1994. Similarly, per capita personal income, which had grown at rates no lower than 6.2% for the period from 1972 to 1989, grew at a rate of 4.7% in 1990 and only 1.8% in 1991. The annual rate increased by 3.2% in 1992, 3.0% in 1993 and additional 3.9% in 1994. Unemployment in Maryland peaked in 1982 at 8.5%, then decreased steadily to a low of 3.7% in 1989. In 1990, unemployment increased to 4.7%, and increased further to 5.9% in 1991, 6.6% in 1992 and 6.2% in 1993, before dropping to 5.4% in 1994.

Retail sales in Maryland dropped by 2.1% in 1991, but rebounded and grew by 0.3% in 1992, 6.2% in 1993 and 9.6% in 1994, versus nationwide growth of 0.6%, 5.2%, 6.3% and 7.8% in such years, respectively.

Services (including mining), wholesale and retail trade, government and manufacturing (primarily printing and publishing, food and kindred products, instruments and related products, industrial machinery, electronic equipment and chemical and allied products) are the leading areas of employment in the State of Maryland. In contrast to the nation as a whole, more people in Maryland are employed in government than in manufacturing (19.6% versus 8.3% in 1994). Between 1974 and 1994, manufacturing wages decreased by 29.7%, while non-manufacturing wages increased by 58.6%

The State's total expenditures for the fiscal years ending June 30, 1992, June 30, 1993, June 30, 1994 and June 30, 1995 were $11.6 billion, $11.8 billion,
$12.4 billion and $13.5 billion, respectively. The State's General Fund, representing approximately 55%-60% of each year's total budget, had a surplus on a budgetary basis of $55,000 in fiscal year 1991 and a deficit of $56.4 million in fiscal year 1992. These results were due primarily to revenue collections which fell short of anticipations, and increases in expenditures for public assistance. The Governor of Maryland reduced fiscal year 1993 appropriations by approximately $56 million to offset the fiscal year 1992 deficit. On a budgetary basis, the State's General Fund surplus rose to $10.5 million in fiscal year 1993, $60 million in 1994 and $26.5 million in 1995 (after budgeting $106 million for 1996 expenses). The State Constitution mandates a balanced budget. Balances in the Revenue Stabilization Account of the State Reserve Fund have also risen from $300,000 in 1992 to $50.9 million in 1993, $161.8 million in 1994 and $286.1 million in 1995.

In April, 1995, the General Assembly approved a $14.4 billion 1996 fiscal year budget. The budget as enacted includes a $270 million appropriation to the State Reserve Fund, including $200 million appropriated to the Revenue Stabilization Account. When this budget was enacted, the State estimated that the General Fund surplus on a budgetary basis at June 30, 1996 would be approximately $7.8 million; the State now projects a General Fund Surplus on a budgetary basis of $34.3 million, in addition to which there will be $518 million in the Revenue Stabilization Account balance in the Revenue Stabilization Account of the State Reserve Fund.

The State of Maryland and its various political subdivisions issue a number of different kinds of municipal obligations, including general obligation bonds supported by tax collections, revenue bonds payable from certain identified tax levies or revenue streams, conduit revenue bonds payable from the repayment of certain loans to authorized entities such as hospitals and universities, and certificates of participation in tax-exempt municipal leases.

The State of Maryland issues general obligation bonds, which are payable from ad valorem property taxes. The State Constitution prohibits the contracting of State debt unless the debt is authorized by law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt has been paid. The State also enters into lease-purchase agreements, in which participation interests are often sold publicly as individual securities.

As of October 1995, the State's general obligation bonds were rated "Aaa" by Moody's Investors Service, Inc. (Moody's), "AAA" by Standard & Poor's Ratings Group (S&P), and "AAA" by Fitch Investors Service, Inc. (Fitch).

The Maryland Department of Transportation issues Consolidated Transportation Bonds, which are payable out of specific excise taxes, motor vehicle taxes, and corporate income taxes, and from the general revenues of the Department. Issued to finance highway, port, transit, rail or aviation facilities, as of September 1994, these bonds were rated "Aa" by Moody's, "AA" by S&P, and "AA" by Fitch. The Maryland Transportation Authority, a unit of the Department, issues its own revenue bonds for transportation facilities, which are payable from certain highway, bridge and tunnel tolls. These bonds were rated "Aa" by Moody's as of October 1994.

Other State agencies which issue municipal obligations include the Maryland Stadium Authority, which has issued bonds payable from sports facility lease revenues and certain lottery revenues and convention center lease revenue bonds, the Maryland Water Quality Financing Administration, which issues bonds to provide loans to local governments for wastewater control projects, the Community Development Administration of the Department of Housing and Community Development, which issues mortgage revenue bonds for housing, the Maryland Environmental Service, which issues bonds secured by the revenues from its various water supply, wastewater treatment and waste management projects, and the various public institutions of higher education in Maryland (which include the University of Maryland System, Morgan State University, and State University, and St. Mary's College of Maryland) which issue their own revenue bonds. None of these bonds constitute debts or pledges of the full faith and credit of the State of Maryland. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State.

In addition, the Maryland Health and Higher Educational Facilities Authority and the Maryland Industrial Development Financing Authority issue conduit revenue bonds, the proceeds of which are lent to borrowers eligible under relevant state and federal law. These bonds are payable solely from the loan payments made by borrowers, and their credit quality varies with the financial strengths of the respective borrowers.

Maryland has 24 geographical subdivisions, composed of 23 counties plus the independent City of Baltimore, which functions much like a county. Some of the counties and the City of Baltimore operate pursuant to the provisions of codes of their own adoption, while others operate pursuant to State-approved charters and State statutes.

Maryland counties and municipalities and the City of Baltimore receive most of their revenues from ad valorem taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes and aid from the State. Their expenditures include public safety, public works, health, public welfare, court and correctional services, education and general governmental costs.

The economic factors affecting the State, as discussed above, also have affected the counties, municipalities and the City of Baltimore. In addition, reductions in State aid caused by State budget deficits have caused the local governments to trim expenditures and, in some cases, raise taxes.

According to recent available ratings, general obligation bonds of Montgomery County (abutting Washington, D.C.) are rated "Aaa" by Moody's and "AAA" by S&P. Prince George's County, also in the Washington, D.C. suburbs, issues general obligation bonds rated "A1" by Moody's and "AA-" by S&P, while Baltimore County, a separate political subdivision surrounding the City of Baltimore, issues general obligation bonds rated "Aaa" by Moody's and "AA+" by S&P. The City of Baltimore's general obligation bonds are rated "A1" by Moody's and "A" by S&P.

The other counties in Maryland all have general obligation bond ratings of "A": or better, except for Allegany County, the bonds of which are rated "Baa" by Moody's. The Washington Suburban Sanitary District, a bi-county agency providing water and sewerage services in Montgomery and Prince George's counties, issues general obligation bonds rated "Aa1" by Moody's and "AA" by S&P as of June 1995. Additionally, some of the large municipal corporations in Maryland (such as the cities of Rockville, Annapolis and Frederick) have issued general obligation bonds. There can be no assurance that these ratings will continue.

Many of Maryland's counties and the City of Baltimore have established subsidiary agencies with bond issuing powers, such as housing authorities, parking revenue authorities, and industrial development authorities. In addition, all Maryland municipalities have the authority under State law to issue conduit revenue bonds. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.


                             PORTFOLIO TRANSACTIONS

First Maryland and AIB I.M. always seek the most favorable portfolio execution result with respect to transactions. In seeking the most favorable execution, First Maryland or AIB I.M., as applicable, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker- dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Certain investments may be appropriate for a Portfolio and for other clients advised by First Maryland or AIB I.M., in the case of International Equity Portfolio. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of First Maryland or AIB I.M. on the same day. In each of these situations, the transactions will be allocated among the clients in a manner believed by First Maryland or AIB I.M., as applicable, to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of First Maryland or AIB I.M., in the case of International Equity Portfolio, in the interest of achieving the most favorable execution for the Portfolio.

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary by the price and the size of the transaction along with the quality of service. Transactions in foreign securities often involve the payment of fixed brokerage commissions, that are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the OTC markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

For each Portfolio, First Maryland or AIB I.M., as applicable, places all orders for the purchase and sale of portfolio securities and buys and sells securities for a Portfolio through a substantial number of brokers and dealers.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker- dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, First Maryland or AIB I.M., in the case of International Equity Portfolio, may receive research, statistical, and quotation services from many broker-dealers with which it places a Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to First Maryland or AIB I.M. and its affiliates in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The fee paid by a Portfolio to First Maryland or AIB I.M., as applicable, is not reduced because First Maryland or AIB I.M.

and its affiliates receive such services.


As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, First Maryland or AIB I.M. may cause a Portfolio to pay a broker-dealer that provides brokerage and research services to First Maryland or AIB I.M. a commission in excess of the commission charged by another broker-dealer for effecting a particular transaction. To cause a Portfolio to pay any such greater commissions, First Maryland or AIB I.M., as applicable, must determine in good faith that such commissions are reasonable in relation to the value of the brokerage or research service provided by such executing broker-dealers viewed in terms of a particular transaction or First Maryland or AIB I.M.'s overall responsibilities to the Portfolio or its other clients. In reaching this determination, First Maryland or AIB I.M. will not attempt to place a specific dollar value on the brokerage or research services provided or to determine what portion of the compensation should be related to those services. No fees were paid to broker-dealers for their services for the fiscal year ended April 30, 1995.




                        VALUATION OF PORTFOLIO SECURITIES

ARK Money Market Portfolios. Each Portfolio values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7.

The Board oversees First Maryland's adherence to SEC rules concerning money market portfolios, and has established procedures designed to stabilize each Portfolio's net asset value per share (NAV) at $1.00. At such intervals as they deem appropriate, the Board considers the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Board believes that a deviation from the Portfolio's amortized cost per share may result in material dilution or other unfair result to shareholders, the Board has agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Board may deem appropriate.

During periods of declining interest rates, a Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio. Valuation of portfolio securities furnished by the pricing service employed by the Portfolios are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and each Portfolio's respective pricing agent under general supervision of the Board. There are a number of pricing services available, and the Trustees, on the basis of evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio. Securities owned by each of these Portfolios are appraised by various methods depending on the market or exchange on which they trade. Securities traded on the New York Stock Exchange (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing OTC bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a Portfolio are determined as of such time for the purpose of computing a Portfolio's NAV. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The pricing agent gathers all exchange rates daily at 2:00 p.m. Eastern Time, and using the last quoted price of the security in the local currency, translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board.


                              PORTFOLIO PERFORMANCE

Yield Calculations. In computing the yield of shares of an ARK Money Market Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The Portfolio may also calculate a compounded effective yield for shares of the ARK Money Market Portfolios by compounding the base period return over a one year period. In addition to the current yield, the ARK Money Market Portfolios may quote yields in advertising based on any historical seven day period. Yields for the shares of ARK Money Market Portfolios are calculated on the same basis as other money market portfolios, as required by regulation.

For shares of Income Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, yields used in advertising are computed by dividing the interest income for a given 30-day or one-month period, net of its expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Portfolios' respective NAV per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in that Portfolio's financial statements.

For Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio, a tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal each Portfolio's Tax-Free yield. Tax-equivalent yields are calculated by dividing a Portfolio's yield by the result of one minus a stated federal or combined federal, state, and city tax rate. (If only a portion of a Portfolio's yield was tax-exempt, only that portion is adjusted in the calculation.) If any portion of a Portfolio's income is derived from obligations subject to state or federal income taxes, its tax-equivalent yield will generally be lower.

The following tables show the effect of a shareholder's tax status on effective yield under the federal income tax laws for 1995. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Portfolios invest principally in obligations whose interest is exempt from federal income tax (and, in the case of Maryland Tax-Free Portfolio, from Maryland state income tax, as well) other income received by a Portfolio may be taxable. The tables do not take into account local taxes, if any, payable on a Portfolio's distributions.

Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1995.


                                 1995 TAX RATES

                                                                       Combined
                                                                        Maryland and
Single Return     Joint Return      Federal Income  Maryland       Federal Effective
Taxable Income*   Taxable Income    Tax Bracket     Marginal Rate  Tax Bracket**
 23,351   56,550   39,001   94,250     28.00%          5.00%          33.76% ***
 56,551  117,950   94,251  143,600     31.00%          5.00%          36.52% ***
117,951  256,500  143,601  256,500     36.00%          5.00%          41.12% ***
256,501      +    256,501      +       39.60%          5.00%          44.43% ***

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

*** Combined Maryland and federal effective tax brackets take into account the highest combined Maryland state and county income tax rate of 8.00% (applicable to residents of Allegany, Montgomery, Talbot, Somerset, St. Mary's and Wicomico counties). For Allegany, Montgomery, Talbot, Somerset, St. Mary's and Wicomico, the county income tax rate is equal to 60% of Maryland state taxes. For Prince George's, the county income tax rate is 58% of the state tax. For Baltimore county, the county income tax rate is 55% of the state tax. For Worcester county, the county income tax rate is 30% of the state tax. The county income tax rate for the remaining counties of the State of Maryland, as well as the City of Baltimore, is 50% of the state tax. Figures are tax-effected to reflect the federal tax benefit for persons who itemized deductions.

Having determined your effective tax bracket above, use the following table to determine the tax equivalent yield for a given tax-free yield.

If your combined effective federal, state and county personal income tax rate in 1995 is:

                        33.76%      36.52%         41.12%        44.43%

To match
these tax
free rates:   Your taxable investment would have to earn the following yield:

   3%                    4.53%       4.73%          5.10%        5.40%
   4%                    6.04%       6.30%          6.79%        7.20%
   5%                    7.55%       7.88%          8.49%        9.00%
   6%                    9.06%       9.45%         10.19%       10.80%
   7%                   10.57%      11.03%         11.89%       12.60%


A Portfolio may invest a portion of its assets in obligations that are subject to federal, state, or county (or City of Baltimore) income taxes. When the Portfolio invests in these obligations, its tax-equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federal- and state- tax-free.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. The yields of the Institutional Class and Institutional II Class of the same Portfolio are each calculated separately. The yields of the Institutional II Class of a Portfolio will be lower than those of the Institutional Class of the same Portfolio, due to higher expenses in general.

Total Return Calculations. Total returns quoted in advertising reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in the Portfolio's NAV over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a Portfolio's total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolio.

In addition to average annual total returns, a Portfolio may quote un-averaged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. The total returns of the Institutional Class and Institutional II Class of a Portfolio are each calculated separately. The total returns of the Institutional II Class of a Portfolio will be lower than those of the Institutional Class of the same Portfolio, due to higher expenses in general. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

A Portfolio's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives. This performance may be expressed as a ranking prepared by Lipper Analytical Services, Inc. (Lipper or Lipper Analytical Services), an independent service located in Summit, New Jersey, that monitors the performance of mutual funds. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of all distributions, but does not take sales charges or redemption fees into consideration and is prepared without regard to tax consequences. In addition, Tax-Free Money Market Portfolio's performance and Maryland Tax-Free Portfolio's performance each may be compared in advertising to the performance of representative individual municipal securities and unit investment trusts comprised of municipal securities.

The Lipper General Equity Portfolios Average can be used to show how a Portfolio's performance compares to a broad-based set of equity mutual funds. The Lipper General Equity Portfolios Average is an average of the total returns of all equity mutual funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States. Each Portfolio may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds, or U.S. Treasury securities.

Each of the ARK Money Market Portfolios and Income Portfolio also may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts.

These are average yields of various types of money market funds that include the effect of compounding distributions, and assume reinvestment of distributions. The IBC/Donoghue's Money Fund Averages, which is reported in the MONEY FUND REPORT, covers over 200 taxable and tax-free money market funds. The BOND FUND REPORT AVERAGES, which is reported in the BOND FUND REPORT, covers over 400 taxable bond funds.

A Portfolio may compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, and is a broad measure of bond performance and includes reinvestment of dividends. It is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index.

International Equity Portfolio may compare its performance to the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) and the Morgan Stanley Capital International World Index (World Index). The EAFE Index is an unmanaged index of over 1,000 foreign securities in Europe, Australia and the Far East, and the World Index is an unmanaged index of over 1,500 foreign securities.

The Portfolios also may quote in advertising the performance of various unmanaged indices as may be selected from time to time, and may compare the price volatility of these indices to the price volatility of the S&P 500. These indices may include, but are not limited to, the examples shown in the Appendix to this Statement of Additional Information.

Market Capitalization. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to Morgan Stanley Capital International World Index, the size of the markets, as measured in U.S. dollars, grew from $2,011 billion in 1982 to $7.659 billion in 1994.

The following table measures the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database. The value of the markets are measured in billions of U.S. dollars as of December 31, 1994.

                           Total Market Capitalization

Australia                $125.10               Japan                   $2,145.70
Austria                    18.00               Netherlands                167.90
Belgium                    49.30               Norway                      19.90
Canada                    171.10               Singapore/Malaysia         175.00
Denmark                    35.30               Spain                       74.30
France                    265.60               Sweden                      76.10
Germany                   300.10               Switzerland                215.00
Hong Kong                 196.50               United Kingdom             731.00
Italy                     102.90               United States            2,784.70

National Stock Market Performance. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets, as measured in U.S. dollars, by the Morgan Stanley Capital International stock market indices for the twelve month period ended October 31, 1994. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, assuming any dividends are reinvested monthly and net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

               Stock Market Performance (Cumulative Total Returns)
                            Measured in U.S. Dollars

Australia             2.932%                  Japan                  8.122%
Austria              (5.91)                   Netherlands           14.089
Belgium              13.47                    Norway                15.120
Canada                1.173                   Singapore/Malaysia    33.750/7.946
Denmark               7.285                   Spain                 (1.426)
France                2.592                   Sweden                19.165
Germany               8.752                   Switzerland           11.086
Hong Kong             2.047                   United Kingdom         7.843
Italy                17.332                   United States          1.679

               Stock Market Performance (Cumulative Total Returns)
                           Measured in Local Currency

Australia            (2.232)%                  Japan                (3.213)%
Austria             (15.340)                   Netherlands           2.517
Belgium              (3.057)                   Norway                3.208
Canada                3.599                    Singapore/Malaysia   23.794/7.963
Denmark              (6.058)                   Spain                (7.860)

France               (9.690)                   Sweden                5.680
Germany              (2.090)                   Switzerland           5.573
Hong Kong             2.034                    United Kingdom       (1.884)
Italy                11.405                    United States         1.679

Of course, these results do not indicate future stock market performance or future International Equity Portfolio's performance. Market conditions during the period measured fluctuated widely. Brokerage commissions and other fees were not factored into the values of the indices.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York (FRB) and the New York Stock Exchange (NYSE) are open for trading (a Business Day). The NAV of Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio is determined at the close of business of the NYSE, normally 4:00 p.m. Eastern Time (4:00 p.m.). Shares purchased at 4:00 p.m. begin to earn dividends on the following Business Day.

The NAV of U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio is determined at 12:00 noon Eastern Time (12:00 noon) and the close of business of the NYSE, normally 4:00 p.m. The NAV of U.S. Government Money Market Portfolio and Money Market Portfolio is determined at 1:30 p.m. Eastern Time (1:30 p.m.) and the close of business of the NYSE, normally 4:00 p.m.. Shares purchased at 12:00 noon and 1:30 p.m. begin to earn dividends that Business Day. Shares purchased at 4:00 p.m. begin to earn dividends on the following Business Day.

The following holiday closings have been scheduled for 1996 and the Fund expects the schedule to be the same in the future: Dr. Martin Luther King, Jr. Day (observed), Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day (observed), Thanksgiving Day and Christmas Day. Although the schedule is expected to remain the same in the future, with the addition of New Year's Day, the NYSE may change the schedule. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.

If, in the opinion of the Board, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each Portfolio. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, a Portfolio is required to give shareholders at least 60 days' notice prior to terminating or modifying a Portfolio's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) a Portfolio temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

As is set forth in the Prospectus, the Portfolios reserve the right at any time without prior notice to shareholders to refuse exchanges by any person or group if, in First Maryland's judgment (or AIB I.M's judgment if applicable) a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                                      TAXES

     Each of the ARK Money Market Portfolios declares dividends equal to its entire net investment income (including, in the case of each taxable ARK Money

Market Portfolio, net realized short-term capital gains and losses, if any) on each Business Day, and pays dividends after the close of business on the first Business Day of the following month. Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio each declares and pays dividends monthly, Growth and Income Portfolio and Blue Chip Equity Portfolio each declares and pays dividends quarterly, and Capital Growth Portfolio, International Equity Portfolio and Special Equity Portfolio each declares and pays dividends annually. Net long-term capital gains (and, in the case of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio, net short-term capital gains), if any, are declared and distributed annually by all Portfolios. The ARK Money Market Portfolios, Income Portfolio and Maryland Tax-Free Portfolio declare dividends for Saturdays, Sundays and holidays on the previous Business Day. If a shareholder elects to redeem all the shares of a Portfolio, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder at the end of the month. Unless the transfer agent is otherwise instructed, all dividends and distributions of capital gains are automatically re-invested into additional shares of that Portfolio immediately upon payment thereof.

     Each Portfolio intends to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the
Code). By distributing all of its net investment income and any net realized short-term and long-term capital gains for a taxable year in accordance with the timing requirements imposed by the Code, and by meeting certain other requirements relating to the sources of its income and diversification of its assets, a Portfolio should not be liable for federal income or excise taxes.

     Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio. Dividends paid by these Portfolios to shareholders out of tax-exempt interest income earned by the Portfolios (exempt-interest dividends) generally will not be subject to federal income tax paid by the Portfolios' shareholders. However, persons who are "substantial users" or "related persons" of facilities financed by private activity bonds held by the Portfolios may be subject to tax on their pro-rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of the Portfolios. Realized market discount on tax-exempt obligations purchased after April 30, 1993, is treated as ordinary income and not as a capital gain. Dividends paid by the Portfolios out of its taxable net investment income (including realized net short-term capital gains, if any) are taxable to shareholders as ordinary income notwithstanding that such dividends are reinvested in additional shares of the Portfolios. The "exempt interest dividend" portion of a distribution is determined by the ratio of the tax-exempt income to total income realized by a Portfolio for the entire year and, thus, is an annual average, rather than a day-to-day determination for each shareholder. Distributions of long- term capital gains, if any, are taxable as long-term capital gains to the shareholder receiving them regardless of the length of time he or she may have held his or her shares. Under current tax law
(1) interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal alternative minimum tax imposed on individuals and corporations, although for regular federal income tax purposes such interest remains fully tax-exempt, and (2) interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for federal alternative minimum tax purposes. Because the Portfolios expect to purchase private activity bonds, a portion (not expected to exceed 20%) of each Portfolio's exempt-interest dividends may constitute an item of tax preference for those shareholders subject to the federal alternative minimum tax.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolios generally is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Portfolios may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

     The exemption for federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Portfolio which may differ from the federal income tax consequences described above.

     Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.

     The Portfolios purchase municipal obligations based on opinions of bond counsel regarding the federal income tax status of the obligations. These opinions generally will be based upon covenants by the issuers regarding continuing compliance with federal tax requirements. If the issuer of an obligation fails to comply with its covenant at any time, interest on the obligation could become federally taxable retroactive to the date the obligation was issued.

     Corporate investors should note that a tax preference item for purposes of the corporate Alternative Minimum Tax is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.

     Maryland Tax Matters. To the extent that dividends paid by the Portfolios qualify as exempt-interest dividends of a regulated investment company, the portion of exempt-interest dividends that represents interest received by the Portfolios on obligations (a) of Maryland or its political subdivisions and authorities, or (b) of the United States or an authority, commission, instrumentality, possession or territory of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Portfolios.

     In addition, gains realized by the Portfolios from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, or by the United States or an authority, commission or instrumentality of the United States, will not be subject to Maryland state and local income taxes. To the extent that distributions of the Portfolios are attributable to sources other than those described in the preceding sentences, such as interest received by the Portfolios on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds which the Portfolios might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of Portfolio shares will be subject to Maryland state and local income taxes.

     Federal Taxes. Distributions from each Portfolio's taxable net investment income and short-term capital gain are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gain. A portion of the dividends may qualify for the dividends received deduction for corporations. The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and payable to shareholders of record in such month, if paid in January of the following year, will be taxed as though paid on December 31. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year. Shareholders also will be notified as to the portion of distributions from the Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio that are exempt from federal income taxes. It is suggested that shareholders keep all statements received to assist in personal record keeping.

     Capital Gains. Shareholders may realize a capital gain or loss when they redeem (sell) or exchange shares of the Portfolios. For most types of accounts, the Portfolios will report the proceeds of a shareholder's redemptions to the shareholder and the IRS annually. However, because the tax treatment also depends on the purchase price and the shareholder's personal tax position, shareholders should keep their regular account statements for use in determining their tax. Long-term capital gains earned by the Portfolios on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time that shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Portfolios, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Portfolios are taxable to shareholders as dividends, not as capital gains.

     "Buying a Dividend." On the record date for a distribution or dividend, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares just before the record date ("buying a dividend"), they would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

     Other Tax Information. In addition to federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

     When an investor signs his account application, he or she will be asked to certify that his or her social security or taxpayer identification number is correct and that he or she is not subject to 31% backup withholding for failing to report income to the IRS. If an investor violates IRS regulations, the IRS can require a Portfolio to withhold 31% of that investor's taxable distributions and redemptions.

     Each Portfolio calculates dividend and capital gain distributions separately, and is treated as a separate entity in all respects for tax purposes. There is a risk that any of the ARK Non-Money Market Portfolios may be unable to meet the Code requirement that requires a Portfolio to derive less than 30% of its gross income from gains realized upon the sale or other disposition of securities held less than three months. If this were to occur, the affected Portfolio would be required to pay federal as well as Maryland state income taxes from its assets.

     If a Portfolio purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs under the Code), it may be subject to U.S. federal income taxes on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a Portfolio with respect to deferred taxes arising from such distributions or gains.


                              TRUSTEES AND OFFICERS

     The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined in the 1940 Act) is indicated by an asterisk (*).

     William H. Cowie, Jr., 1408 Ruxton Road, Baltimore, MD, Trustee (1993). Prior to retiring, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects). Prior to 1991, Mr. Cowie was Vice Chairman of Signet Banking Corporation and President and Chief Executive Officer of Signet Bank of Maryland.

     Charlotte R. Kerr, 10227 Wincopin Circle, Suite 108, Columbia, MD, Trustee
(1993). Ms. Kerr is Practitioner of Centre for Traditional Acupuncture and Faculty for Traditional Acupuncture Institute.

     *David D. Downes, 5 Bird Hill Court, Timonium, MD, President and Trustee
(1995). Mr. Downes is Of Counsel to Venable, Baetjer & Howard (law). Prior to 1995, Mr. Downes was a Partner (1989) of Venable, Baetjer & Howard (law). Prior to 1989, he served as a Principal of Cook, Howard, Downes & Tracy (law).

     George K. Reynolds, III, 233 East Redwood Street, Baltimore, MD, Trustee
(1993). Mr. Reynolds is Chairman of the Trusts & Estates Department at, and a Partner of, Gordon, Feinblatt, Rothman, Hoffberger & Hollander (law). Prior to 1991, Mr. Reynolds was a Partner of Venable, Baetjer & Howard (law). From 1989 to 1991, he served as a Principal of Cook, Howard, Downes & Tracy (law).

     Thomas Schweizer, 6 Betty Bush Lane, Baltimore, MD, Trustee (1993). Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charity organizations and hospitals.


     Stephen G. Meyer, 680 East Swedesford Road, Wayne, PA 19087, Controller, Treasurer and Chief Financial Officer (November 1995). Mr. Meyer is Vice President and Controller - Fund Resources, a division of SEI Corporation from 1992 to March 1995, Mr. Meyer was Director - Internal Audit and Risk Management
- SEI Corporation. Prior to 1992, Mr. Meyer was a Senior Associate with
Coopers & Lybrand LLP.


     Richard J. Shoch, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Secretary (November 1995). Mr. Shoch is Vice President and Assistant Secretary of SEI Corporation (1995). From 1990 to June 1995, Mr. Shoch was Regulatory Manager of SEI Corporation.

     Kathryn L. Stanton, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Ms. Stanton is Vice President and Assistant Secretary of SEI Corporation, since 1994. Prior to 1994, Ms. Stanton was an Associate with Morgan, Lewis & Bockius (1989).

     Sandra K. Orlow, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Ms. Orlow is Vice President and Assistant Secretary of SEI Corporation (1983).

     Robert B. Carroll, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Carroll is Vice President and Assistant Secretary of SEI Corporation (1994). From 1990 to 1994, Mr. Carroll was an attorney with the Securities and Exchange Commission, Division of Investment Management.

     Kevin P. Robins, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Robins is Senior Vice President, General Counsel and Secretary of SEI Corporation since 1994. Prior to 1994, Mr. Robins was Vice President and Assistant Secretary of SEI Corporation. Prior to 1992, Mr. Robins was an Associate with Morgan, Lewis & Bockius (1988).

     Todd Cipperman, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Cipperman is Vice President and Assistant Secretary of SEI Corporation (1995). From 1994 to May 1995, Mr. Cipperman was an Associate with Dewey Ballantine. Prior to 1994, Mr. Cipperman was an Associate with Winston & Strawn (1991).

     Joseph M. Lydon, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Lydon is Director of Business Administration - Fund Resources, a division of SEI Corporation (1995). From 1989 to April 1995, Mr. Lydon was Vice President of Fund Group, Vice President of the Advisor - Dreman Value Management, LP and President of Dreman Financial Services, Inc.

     The following table sets forth information describing the compensation of each current Trustee of ARK Funds for his or her services as trustee for the fiscal year ended April 30, 1995.

                           Trustee Compensation Table

                                                Pension or        Estimated
                                 Aggregate      Retirement     Annual Benefits     Total
                               Compensation      Benefits      Upon Retirement  Compensation
                                   from      Accrued from the   from the Fund   from the Fund
Name of Trustee                  the Fund*       Complex*          Complex        Complex*
William H. Cowie, (64)            $8,500            $0                $0           $8,500
David D. Downes (59)               1,750             0                 0            1,750
Charlotte Kerr (48)                8,000             0                 0            8,000
George K. Reynolds, III (49)       8,000             0                 0            8,000
Thomas Schweizer (72)              8,000             0                 0            8,000
James K. McManus (73)
(resigned September 20, 1994)      3,500             0                 0            3,500

* The Fund's Trustees do not receive any pension or retirement benefits from the Fund as compensation for their services as Trustees of the Fund. ARK Funds, a Massachusetts business trust, is the sole investment company in the fund complex.


                                  THE ADVISORS


Pursuant to an Investment Advisory Agreement with the Fund dated April 12, 1993 and an Investment Advisory Agreement dated July 13, 1995 with the Fund (collectively the "Advisory Contract"), First Maryland furnishes at its own expense, all services, facilities and personnel necessary to manage the investments of each Portfolio (with the exception of International Equity Portfolio) and effect portfolio transactions on behalf of each Portfolio. The Advisory Contract has been approved by the Board and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of such Portfolio, and in either case by a majority of the Trustees who are not parties to the Advisory Contract or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Contract. Pursuant to an Advisory Contract with the Fund dated June 7, 1994 on behalf of International Equity Portfolio, AIB I.M. furnishes at its own expense, all services, facilities and personnel necessary to manage the Portfolio's investments and effect portfolio transactions on behalf of the Portfolio. The Advisory Contract with AIB I.M. has been approved by the Board and will continue in effect only if specifically approved at least annually by the Board or by vote of the shareholders of International Equity Portfolio of the Fund, and in either case by a majority of the Trustees who are not parties to the Advisory Contract or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Contract.


Each Advisory Contract is terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the Fund's shareholders of such Portfolio, or by a vote of a majority of the Trustees, or by First Maryland or AIB I.M., as applicable, on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Contracts also provide that, with respect to each Portfolio, neither First Maryland or AIB I.M., as applicable, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by First Maryland or AIB I.M. of its duties or by reason of reckless disregard of its obligations and duties under the applicable Advisory Contract. The Advisory Contracts provide that First Maryland and AIB I.M. may render services to others.

The fees paid pursuant to each Advisory Contract are accrued daily and paid monthly. For its services, First Maryland is entitled to receive fees with respect to the following Portfolios at the annual rates set forth below:

   ARK Money Market Portfolios:    .25% of each Portfolio's average net assets.
   Short-Term Treasury Portfolio:  .35% of the Portfolio's average net assets.
   Income Portfolio:               .50% of the Portfolio's average net assets.
   Growth and Income Portfolio:    .55% of the Portfolio's average net assets.
   Blue Chip Equity Portfolio:     .60% of the Portfolio's average net assets.
   Capital Growth Portfolio:       .60% of the Portfolio's average net assets.
   Special Equity Portfolio:       .60% of the Portfolio's average net assets.
   Maryland Tax-Free Portfolio:    .50% of the Portfolio's average net assets.


For its services, AIB I.M. is entitled to receive fees with respect to International Equity Portfolio at the annual rate of .80% of the Portfolio's average net assets.

For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to U.S. Treasury Money Market Portfolio was $433,206 of which $155, 954 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to U.S. Government Money Market Portfolio was $1,211,814 of which $745,803 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Money Market Portfolio was $675,922 of which $497,923 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Tax-Free Money Market Portfolio was $168,405 of which $114,525 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Income Portfolio was $273,599. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Growth and Income Portfolio was $488,695. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Capital Growth Portfolio was $269,990 of which $50,934 was waived from February 13, 1995 to April 30, 1995. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to International Equity Portfolio was $6, 904 of which $6,904 was waived.

In addition to receiving its advisory fee from each Portfolio, First Maryland or AIB I.M., in the case of International Equity Portfolio, may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Portfolio. In some instances First Maryland or AIB I.M. may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by First Maryland or AIB I.M., as applicable, or its affiliate, from a Portfolio with respect to the client's assets invested in the Portfolio. AIB I.M. has reserved the right to reimburse a portion of its fee in order to keep International Equity Portfolio's total operating expenses from exceeding 1.55% of average net assets, subject to annual review by AIB I.M.

Subject to the obligations of First Maryland or AIB I.M. to reimburse each Portfolio for its excess expenses as described below, each Portfolio, has under its Advisory Contract, confirmed its obligation to pay all other expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; costs of forming the corporation and maintaining corporate existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information, subscription order forms and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolio(s); costs of reproduction, stationery and supplies; compensation of directors and officers and employees of the Portfolio(s) and costs of other personnel performing services for the Portfolio(s) who are not officers of First Maryland or AIB I.M., in the case of International Equity Portfolio, Distributors, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the Advisory Contract and under the Administration Agreement and all other fees and expenses paid by the Portfolio(s).

To comply with the California Code of Regulations, First Maryland or AIB I.M., as applicable, will reimburse a Portfolio if and to the extent such Portfolio's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next 70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating the Portfolios' expenses for purposes of this regulation, the Portfolios may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of their distribution plan expenses and custodian fees attributable to investments in foreign securities.


                          ADMINISTRATOR AND DISTRIBUTOR

SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation ("SEI") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of each Portfolio, except those performed by the Advisor under the Advisory Agreement, by the Distributor under the Distribution Agreement and by First National Bank of Maryland or Bankers Trust Company under their respective Custodian Agreements.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filing with state securities commissions, and generally assists in all aspects of the Fund's operations other than those discussed above. Under the Administration Agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the Administration Agreement with the Fund's written approval.


The Administrator was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, PA 19087-1658. Alfred P. West, Jr., Henry H. Greer, Carmen V. Romeo, and Richard B. Lieb constitute the Board of Directors of the Administrator and the Distributor. Mr. West is the Chairman of the Board and Chief Executive Officer of SEI, the Administrator and the Distributor. Mr. Greer serves as the President and Chief Operating Officer of SEI, the Administrator and the Distributor. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: SEI Liquid Asset Trust; SEI Tax Exempt Trust; SEI Index Funds; SEI Institutional Managed Trust; SEI Daily Income Trust; SEI International Trust; The Advisers' Inner Circle Fund; the PBHG Funds, Inc.; Pillar Funds; CUFUND; STI Classic Funds; CoreFunds, Inc.; First American Funds, Inc.; First American Investment Funds Inc.; Rembrandt Funds'; The Arbor Fund; The Stepstone Funds; 1784 Funds; Marquis Funds; Morgan Grenfell Investment Trust; Insurance Investment Products Trust; Bishop Street Funds; Conestoga Family of Funds; The Achievement Funds Trust; Monitor Funds; and CrestFunds, Inc.


SEI Financial Services Company serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders.

Distribution Plan. The Board has adopted a Distribution Plan (the Plan) on behalf of the Institutional II Class of each ARK Money Market Portfolio pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Plan allows the Institutional II Class of each Portfolio to pay the Distributor up to .75% of the average net assets of such class or such lesser amount as approved from time to time by the Board. The Distributor may use fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of Institutional II Class shares. These distribution-related services include, but are not limited to: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Institutional II Class of the ARK Money Market Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available on the service organization's premises; and acting as liaison between Institutional II Class shareholders and the ARK Money Market Portfolios, including obtaining information from the ARK Money Market Portfolios regarding the Institutional II Class and providing Institutional II Class performance and other information about the ARK Money Market Portfolios; and providing additional distribution-related services.

The Plan has been approved by the Board, including the majority of disinterested Trustees and the sole shareholder of the Institutional II Class of each ARK Money Market Portfolio. As required by the Rule, the Board carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Institutional II Class of each ARK Money Market Portfolio and its shareholders. To the extent that the Plan gives the Distributor greater flexibility in connection with the distribution of Institutional II Class shares, additional sales of Institutional II Class shares may result.

The Board has approved a monthly distribution fee based on the following percentages of the average net assets of the Institutional II Class of the Portfolios as follows: .10% for each of the ARK Money Market Portfolios.

The Plan is a compensation plan because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plan. The Distributor may spend more for marketing and distribution than it receives in fees from the Institutional II Class of each ARK Money Market Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. For example, if the Distributor pays $1 for distribution-related expenses and receives $2 under the Plan, the $1 difference could be said to be a profit for the Distributor. If after payments by the Distributor for marketing and distribution there are any remaining fees which have been paid under the Plan, they may be used as the Distributor may elect. Since the amounts payable under the Plan will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of distribution fees and that these expenses may include the costs of leases, depreciation, communications, salaries, training and supplies.

Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares and prohibit banks generally from issuing, underwriting, selling or distributing securities. The same laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of the investment company as agent for and upon the order of a customer. In the Fund's and First Maryland's opinion, banks or their affiliates may be paid for investment advisory, shareholder, servicing and record keeping functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank or its affiliates were prohibited from so acting, the Board would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Portfolios might occur, including possible termination of any automatic investment or redemption or other services then being provided by any bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. State securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.


                                 TRANSFER AGENT

     The Fund has a Transfer Agency and Services Agreement, dated November 1, 1995, with SEI Financial Management Corporation. SEI Financial Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.


                             DESCRIPTION OF THE FUND

     Trust Organization. Money Market Portfolio, U.S. Government Money Market Portfolio, U.S. Treasury Money Market Portfolio, Tax-Free Money Market

Portfolio, Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio are series of the ARK Funds, an open-end management investment company organized as a Massachusetts business trust by Declaration of Trust dated October 22, 1992 and Amended and Restated on March 19, 1993. A supplement to the Declaration of Trust was executed and filed on March 23, 1993. The Declaration of Trust permits the Board to create additional series.

     In the event that First Maryland or AIB I.M. ceases to be the investment advisor to the Fund or a Portfolio, the right of the Fund or Portfolio to use the identifying name "ARK" may be withdrawn.

     The assets of the Fund received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to such Portfolio, and constitute the underlying assets thereof. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Fund. Expenses with respect to the Fund are to be allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of each Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

     Shareholder and Trustee Liability. The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Fund shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Fund or the Board shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. First Maryland and AIB I.M. believe that, in view of the above, the risk of personal liability to shareholders is remote.

     The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Voting Rights. Each ARK Money Market Portfolio offers three classes of shares: Institutional Class, Institutional II Class and Retail Class. Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio each offers two classes of shares: Institutional Class and Retail Class. Finally, International Equity Portfolio offers Institutional Class shares only. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non- assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders of the Fund, a Portfolio or a class may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, Portfolio or class, respectively, including, in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more Trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.

     As of May 31, 1995, the officers and directors of the Fund owned less than 1% of the outstanding shares of any Portfolio.

     The following owned beneficially more than 5% of the outstanding shares of the of U.S. Government Money Market Portfolio: First National Bank of Maryland F.I.L.M. Investment Account, Baltimore, Maryland (22.9%); Maryland State Retirement & Pension System, Baltimore, Maryland (24.0%);

     The following owned beneficially more than 5% of the outstanding shares of U.S. Treasury Money Market Portfolio: First National Bank of Maryland F.I.L.M. Investment Account, Baltimore, Maryland (32.0%); York Bank F.I.L.M. Investment Account (8.3%) .

     The following owned beneficially more than 5% of the outstanding shares of of Growth and Income Portfolio: University of First Maryland Bancorp Thrift Plan, Baltimore, Maryland (19.9%); University of Maryland Medical System, Baltimore, Maryland (10.1%); and Maryland General Hospital, Baltimore, Maryland (5.7%).

     The following owned beneficially more than 5% of the outstanding shares of Capital Growth Portfolio: First Maryland Bancorp Thrift Plan, Baltimore, Maryland (23.9%).

     The following owned beneficially more than 5% of the outstanding shares of Income Portfolio: First Maryland Bancorp Thrift Plan, Baltimore, Maryland (21.4%); First Maryland Bancorp Pension Plan, Baltimore, Maryland (6.2%);

     The following owned beneficially more than 5% of the outstanding shares of International Equity Portfolio: AIB- IM FBO Sisters of St. Joseph of Orange, Dublin, Ireland (50.1%); AIB-IM FBO Sisters of St. Joseph of Peace, Dublin, Ireland (49.0%);

     A shareholder owning beneficially more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Portfolio's other shareholders. First Maryland or its affiliates, however, may receive voting instructions from certain underlying customers or fiduciary accounts and will vote the shares in accordance with those instructions. In the absence of such instructions, First Maryland or its affiliates will vote those shares in the same proportion as it votes the shares for which it has received instructions from its customers and fiduciary accounts.


                                     AUDITOR

     KPMG Peat Marwick LLP, 99 High Street, Boston, MA, independent auditors, has been selected as the auditor for the Fund. KPMG Peat Marwick LLP will examine financial statements for the Portfolios and will provide other audit, tax and related services.


                              FINANCIAL STATEMENTS

     The Fund's financial statements and financial highlights for the fiscal year ended April 30, 1995 and for the six month period ended October 31, 1995 are included in the Annual Report and Semi-Annual Report respectively, which are separate reports with this Statement of Additional Information. The Fund's financial statements and financial highlights are incorporated herein by reference.


                                    APPENDIX

Description of selected indices:

     Dow Jones Industrial Average is an unmanaged index of common stock prices representing stocks of major industrial companies and includes reinvestment of dividends.

     Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stock prices and includes reinvestment of dividends.

     NASDAQ Composite Index is an unmanaged index of over-the- counter stock prices and does not assume reinvestment of dividends.

     Russell 2000 Index is an unmanaged index of small capitalization stocks that includes reinvestment of dividends.

     Morgan Stanley Capital International Europe, Australia, Far East (EAFE)

Index is an unmanaged index of over 1,000 foreign securities in Europe, Australia and the Far East, and includes reinvestment of dividends.

     Morgan Stanley Capital World Index is an unmanaged index of over 1,500 foreign securities, and includes reinvestment of dividends.

     Lehman Brothers Aggregate Bond Index, an unmanaged index, is a broad measure of bond performance and includes reinvestment of dividends. It is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index.

     Lehman Brothers Government Bond Index is an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and of corporate debt guaranteed by the U.S. government. The index excludes flower bonds, foreign targeted issues, and mortgage- backed securities.

     Lehman Brothers Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's or BBB by S&P or, in the case of unrated bonds, BBB by Fitch Investors Service. Collateralized mortgage obligations are not included in the Corporate Bond Index.

     The Government Bond Index and the Corporate Bond Index combine to form the Government/Corporate Bond Index.

     Lehman Brothers Intermediate Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities of one to ten years and are rated at least Baa by Moody's or BBB by S&P or, in the case of unrated bonds, BBB by Fitch Investors Service.

     Lehman Brothers Long-Term Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities greater than ten years and are rated at least Baa by Moody's or BBB by S&P or, in the case of unrated bonds, BBB by Fitch Investors Service.

     Salomon Brothers High Grade Corporate Bond Index is an index of high quality corporate bonds with a minimum maturity of at least ten years and with total debt outstanding of at least $50 million. Issues included in the index are rated AA or better by Moody's or AA or better by S&P.

     Merrill Lynch High and Medium Quality Intermediate-Term Corporate Index is an index comprised of all public, fixed- rate, non-convertible corporate debt. Issues included in this index have remaining maturities of between one year and
9.99 years. Issues included in the index are rated at least BBB by S&P.

     Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:

     Moody's ratings for state and municipal and other short- term obligations are designated Moody's Investment Grade ("MIG," or "VMIG" for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

     MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     Description of Standard & Poor's Ratings Group's ratings of state and municipal notes:

     SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 - Satisfactory capacity to pay principal and interest.

     Description of Moody's Investors Service, Inc.'s municipal bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Description of Standard & Poor's Ratings Group's municipal bond ratings:

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

     The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

     Description of Moody's Investors Service, Inc.'s commercial paper ratings:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     Leading market positions in well-established industries.
     High rates of return on funds employed.
     Conservative capitalization structures with moderate reliance on debt and ample asset protection.
     Broad margins in earnings coverage of fixed financial charges and with high internal cash generation.
     Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Ratings Group's commercial paper ratings:

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors Service, Inc.'s corporate bond ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Ratings Group's corporate bond ratings:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only to a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

                            ARK FUNDS: RETAIL CLASS

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO
                         TAX-FREE MONEY MARKET PORTFOLIO
                          SHORT-TERM TREASURY PORTFOLIO
                                INCOME PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                           BLUE CHIP EQUITY PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO

                            SPECIAL EQUITY PORTFOLIO

                           MARYLAND TAX-FREE PORTFOLIO

                              CROSS REFERENCE SHEET



Form N-1A Item Number

Part B              Statement of Additional Information


10,11.............. Cover Page

12 ................ Description of the Fund

13 a,b,c........... Investment Policies and Limitations
   d............... *

14 a,b............. Trustees and Officers
   c............... *

15 a,b,c........... *

16 a(i,ii)......... The Advisor
   a(iii),b,c,d.... Portfolio Transactions
   e............... *
   f............... Administrator and Distributor
   g............... *
   h............... Description of the Fund
   i............... Administrator and Distributor

17 a............... Portfolio Transactions
   b............... *
   c............... Portfolio Transactions
   d,e............. *

18 a............... Description of the Fund
   b............... *

19 a............... Additional Purchase and Redemption Information
   b............... Valuation of Portfolio Securities

20 ................ Taxes

21 a(i),(ii)....... Administrator and Distributor
   a(iii),b,c...... *

22 ................ Performance

23 ................ Financial  statements  for the fiscal  year ended  April 30,
                    1995,  for  each  Portfolio  (with  the  exception  of  U.S.
                    Treasury  Money  Market  Portfolio,  U.S.  Government  Money
                    Market Portfolio,  Short- Term Treasury Portfolio, Blue Chip
                    Equity  Portfolio,  Special  Equity  Portfolio  and Maryland
                    Tax-Free  Portfolio)  were filed  pursuant  to Rule  30b2-1.
                    Financial  statements  for the period ended October 31, 1995 will be filed by subsequent amendment.




* Not Applicable

                             ARK FUNDS: RETAIL CLASS
                       STATEMENT OF ADDITIONAL INFORMATION
                              ______________, 1996


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus (dated _____________, 1996) for the Retail Class of the ARK Funds (the "Fund"). Each money market Portfolio of the Fund (ARK Money Market Portfolios) offers three classes of shares: Institutional Class, Institutional II Class and Retail Class. Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax Free Portfolio each offers two classes of shares: Institutional Class and Retail Class. Finally, International Equity Portfolio offers Institutional Class shares, only (hereinafter, all ARK Funds Portfolios, except the ARK Money Market Portfolios, are sometimes called, collectively, ARK Non-Money Market Portfolios). Please retain this document for future reference. The Fund's financial statements and financial highlights, included in the Annual Report for the fiscal period ended April 30, 1995, and the Semi-Annual Report for the six month period ended October 31, 1995, are incorporated herein by reference. To obtain additional copies of the Retail Class Prospectus, the Annual Report dated April 30, 1995, the Semi-Annual Report dated October 31, 1995, and this Statement of Additional Information or the Institutional Class Prospectus, the Institutional II Class Prospectus or the Institutional Class and Institutional II Class Statement of Additional Information, please call 1-800-ARK FUND.


        TABLE OF CONTENTS                                              PAGE

        Investment Policies and Limitations
        Investment Practices
        Special Considerations for Maryland Tax - Free Portfolio
        Portfolio Transactions
        Valuation of Portfolio Securities
        Additional Purchase and Redemption Information
        Taxes
        The Advisor
        Administrator and Distributor
        Transfer Agent
        Description of the Fund
        Auditor
        Financial Statements
        Appendix

        Advisor:
        The First National Bank of Maryland ("First Maryland" or the "Advisor")

        Custodian:
        The First National Bank of Maryland (the "Custodian")

        Transfer Agent:
        SEI Financial Management Corporation (the "Transfer Agent")

        Administrator;
        SEI Financial Management Corporation (the "Administrator")

        Distributor:
        SEI Financial Services Company (the "Distributor")


                       INVESTMENT POLICIES AND LIMITATIONS

     The following policies and limitations supplement those set forth in the Retail Class Prospectus. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

     Unless otherwise expressly noted, a Portfolio's policies and limitations are non-fundamental. Fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of a Portfolio. The Portfolios' investment limitations are as follows.

                      U.S. TREASURY MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(ii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(v) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                             MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry except that the Money Market Portfolio may invest 25% or more of its assets in obligations of domestic banks;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days

(ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions

(iv) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                         TAX-FREE MONEY MARKET PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                          SHORT-TERM TREASURY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies.

                                INCOME PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

                           GROWTH AND INCOME PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vi) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

                           BLUE CHIP EQUITY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vi) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises, that, including predecessors, have a record of less than three years of continuous operation.

                            CAPITAL GROWTH PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vi) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

                            SPECIAL EQUITY PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and

(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities engaged in the real estate business);

(7) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iii) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(iv) The Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(v) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(vi) The Portfolio does not currently intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

(vii) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

(viii) The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(ix) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises, that, including predecessors, have a record of less than three years of continuous operation.

                           MARYLAND TAX-FREE PORTFOLIO

The Portfolio, as a matter of fundamental policy, may not:

(1) issue senior securities, except as permitted under the Investment Company Act of 1940;

(2) borrow money, except that the Portfolio may (i) borrow money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

The following investment limitations are not fundamental and may be changed without shareholder approval.

(i) To meet federal tax requirements for qualification as a "regulated investment company," the Portfolio limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.

(ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

(iv) The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The Portfolio currently does not intend to invest more than 25% of its total assets in industrial revenue bonds issued by entities whose principal business activities are in the same industry.

(vii) The Portfolio currently does not intend to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940.

For purposes of limitations (4) and (i), of the Maryland Tax-Free Portfolio, First Maryland identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, First Maryland will consider the entity or entities responsible for payment and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

Each Portfolio's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the Portfolios.

                              INVESTMENT PRACTICES

American Depository Receipts and European Depository Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Delayed Delivery Transactions. Each Portfolio may buy securities on a delayed-delivery or when-issued basis and sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. A Portfolio may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery or when-issued basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed- delivery or when-issued purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

A Portfolio may renegotiate delayed-delivery or when-issued transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

Federally Taxable Obligations. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio do not generally intend to invest in securities whose interest is taxable; however, from time to time the Portfolios may invest on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, the Portfolios may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

Should the Portfolios invest in taxable obligations, it would purchase securities that, in First Maryland's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks, and repurchase agreements. The Portfolios' standards for high quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. The Portfolios may also acquire unrated securities determined by First Maryland to be comparable in quality to rated securities in accordance with guidelines adopted by the Fund's Board.

The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to federal income tax. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolios' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolios' holdings would be affected and the Board would reevaluate the Portfolios' investment objectives and policies.

Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio anticipate being as fully invested in municipal securities as is practicable; however, there may be occasions when as a result of maturities of portfolio securities, or sales of portfolio shares, or in order to meet redemption requests, the Portfolios may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, the Portfolios may be required to sell securities at a loss.

Foreign Investments. Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, may invest in U.S. dollar-denominated securities of foreign issuers. Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio and Special Equity Portfolio each may invest in foreign securities denominated in foreign currencies. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that First Maryland will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio and Special Equity Portfolio may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Illiquid Investments. Each Portfolio, except U.S. Treasury Money Market Portfolio, may invest in illiquid investments. Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board, First Maryland determines the liquidity of each Portfolio's investments and, through reports from First Maryland, the Board monitors investment in illiquid instruments. In determining the liquidity of a Portfolio's investments, First Maryland may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, First Maryland may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation (ARK Money Market Portfolios) and priced (for ARK Non- Money Market Portfolios) at fair value as determined in good faith by a committee appointed by the Board. If, as a result of a change in values, net assets or other circumstances, a Portfolio were in a position where more than 10% (ARK Money Market Portfolios) or 15% (ARK Non-Money Market Portfolios) of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Special Equity Portfolio may invest in restricted securities which are securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Indexed Securities. Each ARK Non-Money Market Portfolio, except Short-Term Treasury Portfolio, may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold- indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency- indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

Loans and Other Direct Debt Instruments. The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Portfolio's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, a Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, First Maryland will provide a Portfolio with research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect such Portfolio.

A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Portfolio were determined to be subject to the claims of the agent's general creditors, a Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see fundamental limitations 1 and 5 for each of the ARK Non-Money Market Portfolios). For purposes of these limitations, a Portfolio generally will treat the borrower as the "issuer" of indebtedness held by a Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Municipal Securities. The Maryland Tax-Free Portfolio may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.

While the market for Maryland municipal securities is considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Portfolio to value its portfolio securities, and the Portfolio's ability to dispose of lower-quality bonds. The outside pricing services are monitored by First Maryland and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of Portfolio shareholders.

Lower-Rated Debt Securities. The ARK Non-Money Market Portfolios except Special Equity Portfolio and Short-Term Treasury Portfolio, may each invest up to 5% of their respective assets in lower-rated debt securities, i.e., securities rated Ba or lower by Moody's Investors Service Inc. (Moody's) or BB or lower by Standard & Poor's Ratings Group (S&P), or other comparable ratings by other nationally recognized statistical rating organizations (NRSROs). Special Equity Portfolio may invest up to 35% of its assets in such securities. Short-Term Treasury Portfolio does not invest in lower-rated debt securities. Such securities may have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

While the market for lower-rated, high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing such debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value and of the Portfolio to dispose of lower-rated debt securities.

Since the risk of default is higher for lower-rated debt securities, First Maryland's research and credit analysis are an especially important part of managing a Portfolio's investment in securities of this type. In considering investments in such securities for a Portfolio, First Maryland will attempt to identify those issuers whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. First Maryland's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Municipal Lease Obligations. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio each may invest in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Portfolios a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non- appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

In determining the liquidity of a municipal lease obligation, First Maryland will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease- purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rate, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Portfolio. For the Money Market Portfolios, it is more difficult to maintain a stable net asset value per share.

Portfolios' Rights as Shareholders. The Portfolios do not intend to direct or administer the day-to-day operations of any company whose shares they hold. A Portfolio, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of trustees or directors, and the shareholders of a company when First Maryland determines that such matters could have a significant effect on the value of a Portfolio's investment in the company. The activities that a Portfolio may engage in, either individually or in conjunction with other shareholders, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of trustees or directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a Portfolio could be involved in lawsuits related to such activities. First Maryland will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Portfolio and the risk of actual liability if a Portfolio is involved in litigation. There is no guarantee, however, that litigation against a Portfolio will not be undertaken or liabilities incurred.

Real Estate-Related Instruments. Special Equity Portfolio may invest in real estate-related instruments, which include real estate investment trusts (REITs), commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real assets, overbuilding and the management and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Refunding Contracts. Maryland Tax-Free Fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding obligations require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

Repurchase Agreements. Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may invest in repurchase agreements. In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. (Money Market Portfolio and U.S. Government Money Market Portfolio each may engage in repurchase agreements with respect to any security in which it is authorized to invest, even if the underlying security matures in more than 397 days.) The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio in connection with bankruptcy proceedings), it is the Portfolios' current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by First Maryland pursuant to procedures established by the Board.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by First Maryland. Such transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.

Securities Lending. Each Portfolio, except U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by First Maryland. Furthermore, they will only be made if, in First Maryland's judgment, the consideration to be earned from such loans would justify the risk.

It is the current view of the SEC that a Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Sovereign Debt Obligations. Growth and Income Portfolio, Blue Chip Equity Portfolio and Capital Growth Portfolio each may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

Standby Commitments. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio each may invest in standby commitments. These obligations are puts that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Portfolios may acquire standby commitments to enhance the liquidity of portfolio securities when the issuers of the commitments present minimal risk of default.

Ordinarily the Portfolios will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolios may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolios would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolios, or the valuation of the securities underlying the commitments.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Swap Agreements. Each ARK Non-Money Market Portfolio, except Short-Term Treasury Portfolio, may invest in swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if First Maryland determines it is consistent with a Portfolio's investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Portfolio expects to be able to reduce its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The Portfolios will each maintain appropriate liquid assets in segregated custodial accounts to cover their current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

Tender Option Bonds. Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio each may invest in tender option bonds. These bonds are created by coupling an intermediate or long-term fixed-rate tax- exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option to trade at par on the date of such determination. After payment of the tender option fee, the Portfolios effectively hold a demand obligation that bears interest at the prevailing short-term tax- exempt rate. Subject to applicable regulatory requirements, Tax-Free Money Market Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Portfolios, First Maryland will, pursuant to procedures established by the Board, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third-party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

Variable or Floating Rate Instruments. Each Money Market Portfolio, except U.S. Treasury Money Market Portfolio, may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if a Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. Variable rate instruments (including instruments subject to a demand feature) that mature in 397 days or less may be deemed to have maturities equal to the period remaining until the next readjustment of the interest rate. Other variable rate instruments with demand features may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The Non- Money Market Portfolios, except Short-Term Treasury Portfolio, may invest in variable or floating rate instruments.

Variable or Floating Rate Demand Obligations (VRDOs/FRDOs). Each Money Market Portfolio, except U.S. Treasury Money Market Portfolio, may invest in variable or floating rate demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Trustees. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) their bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (IRS) has not ruled whether or not the interest on participating VRDOs is tax-exempt, and accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

A variable rate instrument that matures in 397 days or fewer may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The ARK Money Market Portfolios may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.

Warrants. Warrants are securities that give Special Equity Portfolio the right to purchase equity securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Hedging Strategies: Futures Transactions. The ARK Non-Money Market Portfolios, except Short-Term Treasury Portfolio, may each use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodities Futures Trading Commission (CFTC). Each Portfolio may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio after taking into account unrealized profits and unrealized losses on any such instruments.

Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500). A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to a Portfolio.

Purchasing Put and Call Options Relating to Securities or Futures Contracts. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value if greater, a call writer gives up some ability to participate in security price increases.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics than those of the securities in which it typically invests -- for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices, or by hedging stock holdings with futures contracts on a broad-based stock index such as the S&P 500 -- which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows a Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded.

Options and Futures Contracts Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. A Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Portfolio to the value of the Portfolio's investments over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Short Sales. Each Portfolio, except U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio and Short-Term Treasury Portfolio, may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if First Maryland anticipates a decline in the price of the stock underlying a convertible security a Portfolio holds, the Portfolio may sell the stock short. If the stock price substantially declines, the proceeds of the short sale or an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

When a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount of those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

Heath Care Industry. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demands for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; medical and technological advances that dramatically alter the need for health services or the way in which such services are delivered; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and healthcare services.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, and highways. Airport bonds are dependent on the general stability of the airline industry and stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation- related services, as do the presence of alternate forms of transportation, such as public transportation.

            SPECIAL CONSIDERATIONS FOR MARYLAND TAX - FREE PORTFOLIO

According to 1990 Census reports, Maryland's population in that year was 4,797,893, reflecting an increase of 13.8% from the 1980 Census. Maryland's population is concentrated in urban areas: the eight counties and Baltimore City located in the Baltimore - Washington Corridor contain 37.4% of the State's land area and 83.3% of its population. The estimated 1990 population for the Baltimore Standard Metropolitan Statistical Area was 2,355,197 and for the Maryland portion of the Washington Standard Metropolitan Statistical Area, 1,642,348. Overall, Maryland's population per square mile in 1990 was 487.7.

Personal income in Maryland grew at annual rates between 8.1% and 9.2% in each of the years 1986 through 1988, but fell from a rate of 9.3% in 1989 to 3.1% in 1991. Commencing in 1992, however, personal income growth rebounded, increasing by 4.3% in 1992, 4.0% in 1993 and 4.7% in 1994. Similarly, per capita personal income, which had grown at rates no lower than 6.2% for the period from 1972 to 1989, grew at a rate of 4.7% in 1990 and only 1.8% in 1991. The annual rate increased by 3.2% in 1992, 3.0% in 1993 and additional 3.9% in 1994. Unemployment in Maryland peaked in 1982 at 8.5%, then decreased steadily to a low of 3.7% in 1989. In 1990, unemployment increased to 4.7%, and increased further to 5.9% in 1991, 6.6% in 1992 and 6.2% in 1993, before dropping to 5.4% in 1994.

Retail sales in Maryland dropped by 2.1% in 1991, but rebounded and grew by 0.3% in 1992, 6.2% in 1993 and 9.6% in 1994, versus nationwide growth of 0.6%, 5.2%, 6.3% and 7.8% in such years, respectively.

Services (including mining), wholesale and retail trade, government and manufacturing (primarily printing and publishing, food and kindred products, instruments and related products, industrial machinery, electronic equipment and chemical and allied products) are the leading areas of employment in the State of Maryland. In contrast to the nation as a whole, more people in Maryland are employed in government than in manufacturing (19.6% versus 8.3% in 1994). Between 1974 and 1994, manufacturing wages decreased by 29.7%, while non-manufacturing wages increased by 58.6%

The State's total expenditures for the fiscal years ending June 30, 1992, June 30, 1993, June 30, 1994 and June 30, 1995 were $11.6 billion, $11.8 billion,
$12.4 billion and $13.5 billion, respectively. The State's General Fund, representing approximately 55%-60% of each year's total budget, had a surplus on a budgetary basis of $55,000 in fiscal year 1991 and a deficit of $56.4 million in fiscal year 1992. These results were due primarily to revenue collections which fell short of anticipations, and increases in expenditures for public assistance. The Governor of Maryland reduced fiscal year 1993 appropriations by approximately $56 million to offset the fiscal year 1992 deficit. On a budgetary basis, the State's General Fund surplus rose to $10.5 million in fiscal year 1993, $60 million in 1994 and $26.5 million in 1995 (after budgeting $106 million for 1996 expenses). The State Constitution mandates a balanced budget. Balances in the Revenue Stabilization Account of the State Reserve Fund have also risen from $300,000 in 1992 to $50.9 million in 1993, $161.8 million in 1994 and $286.1 million in 1995.

In April, 1995, the General Assembly approved a $14.4 billion 1996 fiscal year budget. The budget as enacted includes a $270 million appropriation to the State Reserve Fund, including $200 million appropriated to the Revenue Stabilization Account. When this budget was enacted, the State estimated that the General Fund surplus on a budgetary basis at June 30, 1996 would be approximately $7.8 million; the State now projects a General Fund Surplus on a budgetary basis of $34.3 million, in addition to which there will be $518 million in the Revenue Stabilization Account balance in the Revenue Stabilization Account of the State Reserve Fund.

The State of Maryland and its various political subdivisions issue a number of different kinds of municipal obligations, including general obligation bonds supported by tax collections, revenue bonds payable from certain identified tax levies or revenue streams, conduit revenue bonds payable from the repayment of certain loans to authorized entities such as hospitals and universities, and certificates of participation in tax-exempt municipal leases.

The State of Maryland issues general obligation bonds, which are payable from ad valorem property taxes. The State Constitution prohibits the contracting of State debt unless the debt is authorized by law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt has been paid. The State also enters into lease-purchase agreements, in which participation interests are often sold publicly as individual securities.

As of October 1995, the State's general obligation bonds were rated "Aaa" by Moody's Investors Service, Inc. (Moody's), "AAA" by Standard & Poor's Ratings

Group (S&P), and "AAA" by Fitch Investors Service, Inc. (Fitch).

The Maryland Department of Transportation issues Consolidated Transportation Bonds, which are payable out of specific excise taxes, motor vehicle taxes, and corporate income taxes, and from the general revenues of the Department. Issued to finance highway, port, transit, rail or aviation facilities, as of September 1994, these bonds were rated "Aa" by Moody's, "AA" by S&P, and "AA" by Fitch. The Maryland Transportation Authority, a unit of the Department, issues its own revenue bonds for transportation facilities, which are payable from certain highway, bridge and tunnel tolls. These bonds were rated "Aa" by Moody's as of October 1994.

Other State agencies which issue municipal obligations include the Maryland Stadium Authority, which has issued bonds payable from sports facility lease revenues and certain lottery revenues and convention center lease revenue bonds, the Maryland Water Quality Financing Administration, which issues bonds to provide loans to local governments for wastewater control projects, the Community Development Administration of the Department of Housing and Community Development, which issues mortgage revenue bonds for housing, the Maryland Environmental Service, which issues bonds secured by the revenues from its various water supply, wastewater treatment and waste management projects, and the various public institutions of higher education in Maryland (which include the University of Maryland System, Morgan State University, and State University, and St. Mary's College of Maryland) which issue their own revenue bonds. None of these bonds constitute debts or pledges of the full faith and credit of the State of Maryland. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State.

In addition, the Maryland Health and Higher Educational Facilities Authority and the Maryland Industrial Development Financing Authority issue conduit revenue bonds, the proceeds of which are lent to borrowers eligible under relevant state and federal law. These bonds are payable solely from the loan payments made by borrowers, and their credit quality varies with the financial strengths of the respective borrowers.

Maryland has 24 geographical subdivisions, composed of 23 counties plus the independent City of Baltimore, which functions much like a county. Some of the counties and the City of Baltimore operate pursuant to the provisions of codes of their own adoption, while others operate pursuant to State-approved charters and State statutes.

Maryland counties and municipalities and the City of Baltimore receive most of their revenues from ad valorem taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes and aid from the State. Their expenditures include public safety, public works, health, public welfare, court and correctional services, education and general governmental costs.

The economic factors affecting the State, as discussed above, also have affected the counties, municipalities and the City of Baltimore. In addition, reductions in State aid caused by State budget deficits have caused the local governments to trim expenditures and, in some cases, raise taxes.

According to recent available ratings, general obligation bonds of Montgomery County (abutting Washington, D.C.) are rated "Aaa" by Moody's and "AAA" by S&P. Prince George's County, also in the Washington, D.C. suburbs, issues general obligation bonds rated "A1" by Moody's and "AA-" by S&P, while Baltimore County, a separate political subdivision surrounding the City of Baltimore, issues general obligation bonds rated "Aaa" by Moody's and "AA+" by S&P. The City of Baltimore's general obligation bonds are rated "A1" by Moody's and "A" by S&P. The other counties in Maryland all have general obligation bond ratings of "A": or better, except for Allegany County, the bonds of which are rated "Baa" by Moody's. The Washington Suburban Sanitary District, a bi-county agency providing water and sewerage services in Montgomery and Prince George's counties, issues general obligation bonds rated "Aa1" by Moody's and "AA" by S&P as of June 1995. Additionally, some of the large municipal corporations in Maryland (such as the cities of Rockville, Annapolis and Frederick) have issued general obligation bonds. There can be no assurance that these ratings will continue.

Many of Maryland's counties and the City of Baltimore have established subsidiary agencies with bond issuing powers, such as housing authorities, parking revenue authorities, and industrial development authorities. In addition, all Maryland municipalities have the authority under State law to issue conduit revenue bonds. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

                             PORTFOLIO TRANSACTIONS

First Maryland always seeks the most favorable execution result with respect to transactions. In seeking the most favorable execution, First Maryland, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Certain investments may be appropriate for a Portfolio and for other clients advised by First Maryland. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of First Maryland on the same day. In each of these situations, the transactions will be allocated among the clients in a manner believed by First Maryland to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of First Maryland in the interest of achieving the most favorable execution for the Portfolio.

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary by the price and the size of the transaction along with the quality of service. Transactions in foreign securities often involve the payment of fixed brokerage commissions, that are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the OTC markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark- up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

For each Portfolio, First Maryland places all orders for the purchase and sale of portfolio securities and buys and sells securities for a Portfolio through a substantial number of brokers and dealers.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, First Maryland may receive research, statistical, and quotation services from many broker-dealers with which it places a Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to First Maryland and its affiliates in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The fee paid by a Portfolio to First Maryland is not reduced because First Maryland and its affiliates receive such services.


As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, First Maryland may cause a Portfolio to pay a broker-dealer that provides brokerage and research services to First Maryland a commission in excess of the commission charged by another broker-dealer for effecting a particular transaction. To cause a Portfolio to pay any such greater commissions, First Maryland must determine in good faith that such commissions are reasonable in relation to the value of the brokerage or research service provided by such executing broker-dealers viewed in terms of a particular transaction or First Maryland's overall responsibilities to the Portfolio or its other clients. In reaching this determination, First Maryland will not attempt to place a specific dollar value on the brokerage or research services provided or to determine what portion of the compensation should be related to those services. No fees were paid to broker-dealers for their services for the fiscal year ended April 30, 1995.

                        VALUATION OF PORTFOLIO SECURITIES

ARK Money Market Portfolios. Each Portfolio values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7.

The Board oversees First Maryland's adherence to SEC rules concerning money market portfolios, and has established procedures designed to stabilize each Portfolio's net asset value per share (NAV) at $1.00. At such intervals as they deem appropriate, the Board considers the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Board believes that a deviation from the Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the Board has agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Board may deem appropriate.

During periods of declining interest rates, a Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio. Valuations of portfolio securities furnished by the pricing service employed by the Portfolios are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and each Portfolio's respective pricing agent under general supervision of the Board. There are a number of pricing services available, and the Board, on the basis of evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio and Special Equity Portfolio. Securities owned by each of these Portfolios are appraised by various methods depending on the market or exchange on which they trade. Securities traded on the New York Stock Exchange (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing OTC bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a Portfolio are determined as of such time for the purpose of computing a Portfolio's NAV. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The pricing agent gathers all exchange rates daily at 2:00 p.m. Eastern Time, and using the last quoted price of the security in the local currency, translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board.

                              PORTFOLIO PERFORMANCE

Yield Calculations. In computing the yield of shares of an ARK Money Market Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The Portfolio may also calculate a compounded effective yield for shares of the ARK Money Market Portfolios by compounding the base period return over a one year period. In addition to the current yield, the ARK Money Market Portfolios may quote yields in advertising based on any historical seven day period. Yields for the shares of ARK Money Market Portfolios are calculated on the same basis as other money market portfolios, as required by regulation.

For shares of Income Portfolio, Short-Term Treasury Portfolio and Maryland Tax-Free Portfolio, yields used in advertising are computed by dividing the interest income for a given 30-day or one-month period, net of its expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Portfolios' respective NAV per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.

For Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio, a tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal each Portfolio's Tax- Free yield. Tax-equivalent yields are calculated by dividing a Portfolio's yield by the result of one minus a stated federal or combined federal, state, and city tax rate. (If only a portion of a Portfolio's yield was tax-exempt, only that portion is adjusted in the calculation.) If any portion of a Portfolio's income is derived from obligations subject to state or federal income taxes, its tax-equivalent yield will generally be lower.

The following table shows the effect of a shareholder's tax status on effective yield under the federal income tax laws for 1995. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 4%. Of course, no assurance can be given that the Portfolio will achieve any specific tax-exempt yield. While the Portfolio invests principally in obligations whose interest is exempt from federal income tax, other income received by the Portfolio may be taxable.

The following tables show the effect of a shareholder's tax status on effective yield under the federal income tax laws for 1995. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Portfolios invest principally in obligations whose interest is exempt from federal income tax (and, in the case of Maryland Tax-Free Portfolio, from Maryland state income tax, as well) other income received by a Portfolio may be taxable. The tables do not take into account local taxes, if any, payable on a Portfolio's distributions.

Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1995.

                                 1995 TAX RATES
                                                               Combined
                                                             Maryland and


Single    Return     Joint     Return   Federal Income     Maryland     Federal Effective
Taxabe    Income     Taxable   Income   Tax Bracket      Marginal Rate   Tax Bracket**

 23,351    56,550    39,001    94,250     28.00%           5.00%        33.76%   ***
 56,551   117,950    94,251   143,600     31.00%           5.00%        36.52%   ***
117,951   256,500   143,601   256,500     36.00%           5.00%        41.12%   ***
256,501      +      256,501      +        39.60%           5.00%        44.43%   ***

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

*** Combined Maryland and federal effective tax brackets take into account the highest combined Maryland state and county income tax rate of 8.00% (applicable to residents of Allegany, Montgomery, Talbot, Somerset, St. Mary's and Wicomico counties). For Allegany, Montgomery, Talbot, Somerset, St. Mary's and Wicomico, the county income tax rate is equal to 60% of Maryland state taxes. For Prince George's, the county income tax rate is 58% of the state tax. For Baltimore county, the county income tax rate is 55% of the state tax. For Worcester county, the county income tax rate is 30% of the state tax. The county income tax rate for the remaining counties of the State of Maryland, as well as the City of Baltimore, is 50% of the state tax. Figures are tax-effected to reflect the federal tax benefit for persons who itemized deductions.


Having determined your effective tax bracket above, use the following table to determine the tax equivalent yield for a given tax-free yield.

If your combined effective federal, state and county personal income tax rate in 1995 is:


                         33.76%      36.52%       41.12%       44.43%

To match
these tax
free rates:    Your taxable investment would have to earn the following yield:

   3%                     4.53%       4.73%        5.10%        5.40%
   4%                     6.04%       6.30%        6.79%        7.20%
   5%                     7.55%       7.88%        8.49%        9.00%
   6%                     9.06%       9.45%       10.19%       10.80%
   7%                    10.57%      11.03%       11.89%       12.60%

A Portfolio may invest a portion of its assets in obligations that are subject to federal, state, or county (or City of Baltimore) income taxes. When the Portfolio invests in these obligations, its tax- equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federal- and state- tax-free.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Total Return Calculations. Total returns quoted in advertising reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in the Portfolio's NAV over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining the Portfolio's total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolio.

In addition to average annual total returns, a Portfolio may quote un- averaged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

A Portfolio's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives. This performance may be expressed as a ranking prepared by Lipper Analytical Services, Inc. (Lipper or Lipper Analytical Services), an independent service located in Summit, New Jersey, that monitors the performance of mutual funds. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of all distributions, but does not take sales charges or redemption fees into consideration and is prepared without regard to tax consequences. In addition, Tax-Free Money Market Portfolio's performance and Maryland Tax-Free Portfolio's performance each may be compared in advertising to the performance of representative individual municipal securities and unit investment trusts comprised of municipal securities.

The Lipper General Equity Portfolios Average can be used to show how a Portfolio's performance compares to a broad-based set of equity mutual funds. The Lipper General Equity Portfolios Average is an average of the total returns of all equity mutual funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States. Each Portfolio may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds, or U.S. Treasury securities.

Each of the ARK Money Market Portfolios and Income Portfolio also may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These are average yields of various types of money market funds that include the effect of compounding distributions, and assume reinvestment of distributions. The IBC/Donoghue's Money Fund Averages, which is reported in the MONEY FUND REPORT, covers over 200 taxable and tax-free money market funds. The BOND FUND REPORT AVERAGES, which is reported in the BOND FUND REPORT, covers over 400 taxable bond funds.

A Portfolio may compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, and is a broad measure of bond performance and includes reinvestment of dividends. It is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index.

The Portfolios also may quote in advertising the performance of various unmanaged indices as may be selected from time to time, and may compare the price volatility of these indices to the price volatility of the S&P 500. These indices may include, but are not limited to, the examples shown in the Appendix to this Statement of Additional Information.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York (FRB), and the New York Stock Exchange (NYSE) are open for trading (a Business Day). The NAV of Income Portfolio, Short-Term Treasury Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio,

Capital Growth Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio is determined at the close of business of the NYSE, normally 4:00 p.m. Eastern Time (4:00 p.m.). Shares purchased at 4:00 p.m. begin to earn dividends on the following Business Day.


The NAV of U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio is determined at 12:00 noon Eastern Time (12:00 noon) and the close of business of the NYSE, normally 4:00 p.m. The NAV of U.S. Government Money Market Portfolio and Money Market Portfolio is determined at 1:30 p.m. Eastern Time (1:30 p.m.) and the close of business of the NYSE, normally 4:00 p.m. Shares purchased at 12:00 noon and 1:30 p.m. begin to earn dividends that Business Day. Shares purchased at 4:00 p.m. begin to earn dividends on the following Business Day.


The following holiday closings have been scheduled for 1996 and the Fund expects the schedule to be the same in the future: Dr. Martin Luther King, Jr. Day (observed), Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day (observed), Thanksgiving Day and Christmas Day. Although the schedule is expected to remain the same in the future, with the addition of New Year's Day, the NYSE may change the schedule. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.


If, in the opinion of the Board, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each Portfolio. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, a Portfolio is required to give shareholders at least 60 days' notice prior to terminating or modifying a Portfolio's exchange privilege. Under the Rule, the 60- day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) a Portfolio temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

As is set forth in the Prospectus, the Portfolios reserve the right at any time without prior notice to shareholders to refuse exchanges by any person or group if, in First Maryland's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.



                                      TAXES

Each of the ARK Money Market Portfolios declares dividends equal to its entire net investment income (including, in the case of each taxable ARK Money Market Portfolio, net realized short-term capital gains and losses, if any) on each Business Day, and pays dividends after the close of business on the first Business Day of the following month. Short-Term Treasury Portfolio, Income Portfolio and Maryland Tax-Free Portfolio each declares and pays dividends monthly, Growth and Income Portfolio and Blue Chip Equity Portfolio each declares and pays dividends quarterly, and Capital Growth Portfolio and Special Equity Portfolio each declares and pays dividends annually. Net long- term capital gains (and, in the case of Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio, net short-term capital gains), if any, are declared and distributed annually by all Portfolios. The ARK Money Market Portfolios, Income Portfolio and Maryland Tax-Free Portfolio declare dividends for Saturdays, Sundays and holidays on the previous Business Day. If a shareholder elects to redeem all the shares of a Portfolio, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder at the end of the month. Unless the transfer agent is otherwise instructed, all dividends and distributions of capital gains are automatically re-invested into additional shares of that Portfolio immediately upon payment thereof.


Each Portfolio intends to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the Code). By distributing all of its net investment income and any net realized short-term and long-term capital gains for a taxable year in accordance with the timing requirements imposed by the Code, and by meeting certain other requirements relating to the sources of its income and diversification of its assets, a Portfolio should not be liable for federal income or excise taxes.

Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio. Dividends paid by these Portfolios to shareholders out of tax-exempt interest income earned by the Portfolios (exempt-interest dividends) generally will not be subject to federal income tax paid by the Portfolios' shareholders. However, persons who are "substantial users" or "related persons" of facilities financed by private activity bonds held by the Portfolios may be subject to tax on their pro-rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of the Portfolios. Realized market discount on tax-exempt obligations purchased after April 30, 1993, is treated as ordinary income and not as a capital gain. Dividends paid by the Portfolios out of its taxable net investment income (including realized net short-term capital gains, if any) are taxable to shareholders as ordinary income notwithstanding that such dividends are reinvested in additional shares of the Portfolios. The "exempt interest dividend" portion of a distribution is determined by the ratio of the tax-exempt income to total income realized by a Portfolio for the entire year and, thus, is an annual average, rather than a day-to-day determination for each shareholder. Distributions of long-term capital gains, if any, are taxable as long-term capital gains to the shareholder receiving them regardless of the length of time he or she may have held his or her shares. Under current tax law
(1) interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal alternative minimum tax imposed on individuals and corporations, although for regular federal income tax purposes such interest remains fully tax-exempt, and (2) interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for federal alternative minimum tax purposes. Because the Portfolios expect to purchase private activity bonds, a portion (not expected to exceed 20%) of each Portfolio's exempt-interest dividends may constitute an item of tax preference for those shareholders subject to the federal alternative minimum tax.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolios generally is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Portfolios may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The exemption for federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Portfolio which may differ from the federal income tax consequences described above.

Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.

The Portfolios purchase municipal obligations based on opinions of bond counsel regarding the federal income tax status of the obligations. These opinions generally will be based upon covenants by the issuers regarding continuing compliance with federal tax requirements. If the issuer of an obligation fails to comply with its covenant at any time, interest on the obligation could become federally taxable retroactive to the date the obligation was issued.

Corporate investors should note that a tax preference item for purposes of the corporate Alternative Minimum Tax is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.

Maryland Tax Matters. To the extent that dividends paid by the Portfolios qualify as exempt-interest dividends of a regulated investment company, the portion of exempt-interest dividends that represents interest received by the Portfolios on obligations (a) of Maryland or its political subdivisions and authorities, or (b) of the United States or an authority, commission, instrumentality, possession or territory of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Portfolios.

In addition, gains realized by the Portfolios from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, or by the United States or an authority, commission or instrumentality of the United States, will not be subject to Maryland state and local income taxes. To the extent that distributions of the Portfolios are attributable to sources other than those described in the preceding sentences, such as interest received by the Portfolios on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds which the Portfolios might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of Portfolio shares will be subject to Maryland state and local income taxes.

Federal Taxes. Distributions from each Portfolio's taxable net investment income and short-term capital gain are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gain. A portion of the dividends may qualify for the dividends received deduction for corporations. The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and payable to shareholders of record in such month, if paid in January of the following year, will be taxed as though paid on December 31. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year. Shareholders also will be notified as to the portion of distributions from the Tax-Free Money Market Portfolio and Maryland Tax-Free Portfolio that are exempt from federal income taxes. It is suggested that shareholders keep all statements received to assist in personal record keeping.

Capital Gains. Shareholders may realize a capital gain or loss when they redeem
(sell) or exchange shares of the Portfolios. For most types of accounts, the Portfolios will report the proceeds of a shareholder's redemptions to the shareholder and the IRS annually. However, because the tax treatment also depends on the purchase price and the shareholder's personal tax position, shareholders should keep their regular account statements for use in determining their tax. Long-term capital gains earned by the Portfolios on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time that shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Portfolios, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Portfolios are taxable to shareholders as dividends, not as capital gains.

"Buying a Dividend." On the record date for a distribution or dividend, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares just before the record date ("buying a dividend"), they would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

When an investor signs his account application, he or she will be asked to certify that his or her social security or taxpayer identification number is correct and that he or she is not subject to 31% backup withholding for failing to report income to the IRS. If an investor violates IRS regulations, the IRS can require a Portfolio to withhold 31% of that investor's taxable distributions and redemptions.

Each Portfolio calculates dividend and capital gain distributions separately, and is treated as a separate entity in all respects for tax purposes. There is a risk that any of the ARK Non-Money Market Portfolios may be unable to meet the Code requirement that requires a Portfolio to derive less than 30% of its gross income from gains realized upon the sale or other disposition of securities held less than three months. If this were to occur, the affected Portfolio would be required to pay federal as well as Maryland state income taxes from its assets.

If a Portfolio purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs under the Code), it may be subject to U.S. federal income taxes on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a Portfolio with respect to deferred taxes arising from such distributions or gains.

                              TRUSTEES AND OFFICERS

The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined in the 1940 Act) is indicated by an asterisk (*).


William H. Cowie, Jr., 1408 Ruxton Road, Baltimore, MD, Trustee (1993). Prior to retirement, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects). Prior to 1991, Mr. Cowie was Vice Chairman of Signet Banking Corporation and President and Chief Executive Officer of Signet Bank of Maryland.


Charlotte R. Kerr,  10227  Wincopin  Circle,  Suite 108,  Columbia,  MD, Trustee
(1993). Ms. Kerr is Practitioner of Centre for Traditional Acupuncture and Faculty for Traditional Acupuncture Institute.


*David D. Downes, 5 Bird Hill Court, Timonium, MD, President and Trustee (1995). Mr. Downes is Of Counsel to Venable, Baetjer & Howard (law). Prior to 1995, Mr. Downes was a Partner (1989) of Venable, Baetjer & Howard (law). Prior to 1989, he served as a Principal of Cook, Howard, Downes & Tracy (law).

George K. Reynolds, III, 233 East Redwood Street, Baltimore, MD, Trustee (1993). Mr. Reynolds is Chairman of the Trusts & Estates Department at, and a Partner of, Gordon, Feinblatt, Rothman, Hoffberger & Hollander (law). Prior to 1991, Mr. Reynolds was a Partner of Venable, Baetjer & Howard (law). From 1989 to 1991, he served as a Principal of Cook, Howard, Downes & Tracy (law).


Thomas Schweizer, 6 Betty Bush Lane, Baltimore, MD, Trustee (1993). Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charity organizations and hospitals.


Stephen G. Meyer, 680 East Swedesford Road, Wayne, PA 19087, Controller, Treasurer and Chief Financial Officer (November 1995). Mr. Meyer is Vice President and Controller - Fund Resources, a division of SEI Corporation. From 1992 to March 1995, Mr. Meyer was Director - Internal Audit and Risk Management
- SEI Corporation. Prior to 1992, Mr. Meyer was a Senior Associate with
Coopers & Lybrand L.L.P.


Richard J. Shoch, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Secretary (November 1995). Mr. Shoch is Vice President and Assistant Secretary of SEI Corporation (1995). From 1990 to June 1995, Mr. Shoch was Regulatory Manager of SEI Corporation.

Kathryn L. Stanton, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Ms. Stanton is Vice President and Assistant Secretary of SEI Corporation, since 1994. Prior to 1994, Ms. Stanton was an Associate with Morgan, Lewis & Brockius (1989).

Sandra K. Orlow, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Ms. Orlow is Vice President and Assistant Secretary of SEI Corporation (1983).

Robert B. Carroll, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Carroll is Vice President and Assistant Secretary of SEI Corporation (1994). From 1990 to 1994, Mr. Carroll was an attorney with the Securities and Exchange Commission, Division of Investment Management.

Kevin P. Robins, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Robins is Senior Vice President, General Counsel and Secretary of SEI Corporation since 1994. Prior to 1994, Mr. Robins was Vice President and Assistant Secretary of SEI Corporation. Prior to 1992, Mr. Robins was an Associate with Morgan Lewis & Bockius (1988).

Todd Cipperman, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Cipperman is Vice President and
Assistant Secretary of SEI Corporation (1995). From 1994 to May 1995, Mr. Cipperman was an Associate with Dewey Ballentine. Prior to 1994, Mr. Cipperman was an Associate with Winston & Strawn (1991).

Joseph M. Lydon, 680 East Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary (November 1995). Mr. Lydon is Director of Business Administration - Fund Resources, a division of SEI Corporation (1995). From 1989 to April 1995, Mr. Lydon was Vice President of Fund Group, Vice President of the Advisor - Dreman Value Management, LP and President of Dreman Financial Services, Inc.

The following table sets forth information describing the compensation of each current Trustee of ARK Funds for his or her services as trustee for the fiscal year ended April 30, 1995.

                           Trustee Compensation Table

                                                Pension or          Estimated
                                    Aggregate   Retirement         Annual Benefits      Total
                                  Compensation  Benefits           Upon Retirement    Compensation
                                     from       Accrued from the   from the Fund     from the Fund
Name of Trustee                    the Fund*    Fund Complex*         Complex*          Complex*
William H. Cowie, Jr. (64)           $8,500            $0              $0                $8,500
David D. Downes (59)                  1,750             0               0                 1,750
Charlotte Kerr (48)                   8,000             0               0                 8,000
George K. Reynolds, III (49)          8,000             0               0                 8,000
Thomas Schweizer (72)                 8,000             0               0                 8,000
James K. McManus (73)
(resigned September 20, 1994)         3,500             0               0                 3,500


* The Fund's Trustees do not receive any pension or retirement benefits from the Fund as compensation for their services as Trustees of the Fund. ARK Funds, a Massachusetts business trust, is the sole investment company in the fund complex.


                                   THE ADVISOR


Pursuant to an Investment Advisory Agreement with the Fund dated April 12, 1993 and an Investment Advisory Agreement dated July 13, 1995 with the Fund (collectively the "Advisory Contract"), First Maryland furnishes at its own expense, all services, facilities and personnel necessary to manage each Portfolio's investments and effect portfolio transactions on behalf of each Portfolio. The Advisory Contract has been approved by the Board and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of such Portfolio, and in either case by a majority of the Board who are not parties to the Advisory Contract or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Contract.


The Advisory Contract is terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the shareholders of such Portfolio or by a vote of a majority of the Trustees, or by First Maryland on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Contract also provides that, with respect to each Portfolio, neither First Maryland nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by First Maryland of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Contract. The Advisory Contract provides that First Maryland may render services to others.

The fees paid pursuant to the Advisory Contract are accrued daily and paid monthly. For its services, First Maryland is entitled to receive fees with respect to each Portfolio at the annual rates set forth below:

    ARK Money Market Portfolios: .25% of each Portfolio's average net assets. Short-Term Treasury Portfolio: .35% of the Portfolio's average net assets. Income Portfolio: .50% of the Portfolio's average net assets.
    Growth and Income Portfolio: .55% of the Portfolio's average net assets. Blue Chip Equity Portfolio: .60% of the Portfolio's average net assets. Capital Growth Portfolio: .60% of the Portfolio's average net assets. Special Equity Portfolio: .60% of the Portfolio's average net assets. Maryland Tax-Free Portfolio: .50% of the Portfolio's average net assets.


For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to U.S. Treasury Money Market Portfolio was $433,206 of which $155, 954 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to U.S. Government Money Market Portfolio was $1,211,814 of which $745,803 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Money Market Portfolio was $675,922 of which $497,923 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the

Advisory Contract with respect to Tax-Free Money Market Portfolio was $168,405 of which $114,525 was waived. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Income Portfolio was $273,599. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Growth and Income Portfolio was $488,695. For the fiscal year ended April 30, 1995, the advisory fee payable to the Advisor under the Advisory Contract with respect to Capital Growth Portfolio was $269,990 of which $50,934 was waived from February 13, 1995 to April 30, 1995.

In addition to receiving its advisory fee from each Portfolio, First Maryland may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Portfolio. In some instances First Maryland may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by First Maryland, or its affiliate, from a Portfolio with respect to the client's assets invested in the Portfolio.

Subject to the obligations of First Maryland to reimburse each Portfolio for its excess expenses as described below, each Portfolio has, under the Advisory Contract, confirmed its obligation to pay all other expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; costs of forming the corporation and maintaining corporate existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information, subscription order forms and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of directors and officers and employees of the Portfolios and costs of other personnel performing services for the Portfolios who are not officers of First Maryland, Distributors, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the Advisory Contract and under the Administration Agreement and all other fees and expenses paid by the Portfolios.

To comply with the California Code of Regulations, First Maryland will reimburse a Portfolio if and to the extent such Portfolio's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next 70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating the Portfolios' expenses for purposes of this regulation, the Portfolios may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities.



                          ADMINISTRATOR AND DISTRIBUTOR

SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation ("SEI"), serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of each Portfolio, except those performed by the Advisor under the Advisory Agreement, by the Distributor under the Distribution Agreement and by the Custodian under the Custodian Agreement.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filing with state securities commissions, and generally assists in all aspects of the Fund's operations other than t0hose discussed above. Under the Administration Agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the Administration Agreement with the Fund's written approval.

The Administrator was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, PA 19087-1658. Alfred P. West, Jr., Henry H. Greer, Carmen V. Romeo, and Richard B. Lieb constitute the Board of Directors of the Administrator and the Distributor. Mr. West is the Chairman of the Board and Chief Executive Officer of SEI, the Administrator and the Distributor. Mr. Greer serves as the President and Chief Operating Officer of SEI, the Administrator and the Distributor. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: SEI Liquid Asset Trust; SEI Tax Exempt Trust; SEI Index Funds; SEI Institutional Managed Trust;

SEI Daily Income Trust; SEI International Trust; The Advisers' Inner Circle Fund; the PBHG Funds, Inc.; Pillar Funds; CUFUND; STI Classic Funds; CoreFunds, Inc.; First American Funds, Inc.; First American Investment Funds Inc.; Rembrandt Funds'; The Arbor Fund; The Stepstone Funds; 1784 Funds; Marquis Funds; Morgan Grenfell Investment Trust; Insurance Investment Products Trust; Bishop Street Funds; Conestoga Family of Funds; The Achievement Funds Trust Monitor Funds; and CrestFunds, Inc.



SEI Financial Services Company serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders.


Distribution Plan. The Board has adopted a Distribution Plan (the Plan) on behalf of the Retail Class of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Plan allows the Retail Class of each Portfolio to pay the Distributor up to .75% of the average net assets of such class or such lesser amount as approved from time to time by the Board. The Distributor may use fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of Retail Class shares. These distribution-related services include, but are not limited to: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Retail Class of the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available on the service organization's premises; and acting as liaison between Retail Class shareholders and the Portfolios, including obtaining information from the Portfolios regarding the Retail Class and providing Retail Class performance and other information about the Portfolios; and providing additional distribution-related services.


The Plan has been approved by the Board, including the majority of disinterested Trustees and the sole shareholder of the Retail Class of each Portfolio. As required by the Rule, the Board carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Retail Class of each Portfolio and its shareholders. To the extent that the Plan gives the Distributor greater flexibility in connection with the distribution of Retail Class shares, additional sales of Retail Class shares may result.



The Board has approved a monthly distribution fee based on the following percentages of the average net assets of the Retail Class of the Portfolios as follows: .25% for each of the ARK Money Market Portfolios, .30% for Income Portfolio and Maryland Tax-Free Portfolio, .40% for each of Growth and Income Portfolio, Short-Term Treasury Portfolio, Special Equity Portfolio and Capital Growth Portfolio and .55% for Blue Chip Equity Portfolio. Through the fiscal year ended April 30, 1995, all 12b-1 Fees were waived for all portfolios except for the Money Market Portfolio.



The Plan is a compensation plan because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plan. The Distributor may spend more for marketing and distribution than it receives in fees from the Retail Class of each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. For example, if the

Distributor pays $1 for distribution-related expenses and receives $2 under the Plan, the $1 difference could be said to be a profit for the Distributor. If after payments by the Distributor for marketing and distribution there are any remaining fees which have been paid under the Plan, they may be used as the Distributor may elect. Since the amounts payable under the Plan will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of distribution fees and that these expenses may include the costs of leases, depreciation, communications, salaries, training and supplies.

Shareholder Services Plan. The Board has adopted a Shareholder Services Plan on behalf of the Retail Class of the Portfolios to compensate qualified recipients for individual shareholder services and account maintenance. These functions include but are not limited to answering shareholder questions and handling correspondence; assisting customers; and account record keeping and maintenance. For these services the participating qualified recipients are paid a service fee at the annual rate of up to .25% of average net assets of the Retail Class of each Portfolio or such lesser amount as may be approved by the Board. Currently, the Board has approved a fee for shareholder services of .15% of average net assets of the Retail Class of each Portfolio, except for Short-Term Treasury Portfolio and Blue Chip Equity Portfolio for which the Board has approved a fee of .06%.

Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares and prohibit banks generally from issuing, underwriting, selling or distributing securities. The same laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of the investment company as agent for and upon the order of a customer. In the Fund's and First Maryland's opinion, banks or their affiliates may be paid for investment advisory, shareholder, servicing and record keeping functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank or its affiliates were prohibited from so acting, the Board would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Portfolios might occur, including possible termination of any automatic investment or redemption or other services then being provided by any bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Portfolios may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Shareholder Services Plan. No preference will be shown in the selection of investments for the instruments of such depository institutions. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.



                                 TRANSFER AGENT

The Fund has a Transfer Agency and Services Agreement, dated November 1, 1995, with SEI Financial Management Corporation. SEI Financial Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.



                             DESCRIPTION OF THE FUND

Trust Organization. Money Market Portfolio, U.S. Government Money Market Portfolio, U.S. Treasury Money Market Portfolio, Tax-Free Money Market Portfolio, Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, International Equity Portfolio, Special Equity Portfolio and Maryland Tax-Free Portfolio are series of the ARK Funds, an open-end management investment company organized as a Massachusetts business trust by Declaration of Trust dated October 22, 1992 and Amended and Restated on March 19, 1993. A supplement to the Declaration of Trust was executed and filed on March 23, 1993. The Declaration of Trust permits the Board to create additional series.

In the event that First Maryland ceases to be the investment advisor to the Fund or a Portfolio, the right of the Fund or Portfolio to use the identifying name "ARK" may be withdrawn.

The assets of the Fund received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to such Portfolio, and constitute the underlying assets thereof. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Fund. Expenses with respect to the Fund are to be allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of each Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

Shareholder and Trustee Liability. The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Fund shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Fund or the Board shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. First Maryland believes that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


Voting Rights. Each ARK Money Market Portfolio offers three classes of shares:
Institutional Class, Institutional II Class and Retail Class. Short-Term Treasury Portfolio, Income Portfolio, Growth and Income Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio, and Maryland Tax-Free Portfolio each offers two classes of shares: Institutional Class and Retail Class. Finally, International Equity Portfolio offers Institutional Class shares, only. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders of the Fund, Portfolio or a class may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more Trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.



As of May 31, 1995, the officers and directors of the Fund owned less than 1% of the outstanding shares of any Portfolio.

The following owned beneficially more than 5% of the outstanding shares of the of U.S. Government Money Market Portfolio: First National Bank of Maryland F.I.L.M. Investment Account, Baltimore, Maryland (22.9%); Maryland State Retirement & Pension System, Baltimore, Maryland (24.0%);

The following owned beneficially more than 5% of the outstanding shares of U.S. Treasury Money Market Portfolio: First National Bank of Maryland F.I.L.M. Investment Account, Baltimore, Maryland (32.0%); York Bank F.I.L.M. Investment Account (8.3%) .

The  following  owned  beneficially  more than 5% of the  outstanding  shares of

Growth and Income Portfolio: University of First Maryland Bancorp Thrift Plan, Baltimore, Maryland (19.9%); University of Maryland Medical System, Baltimore, Maryland (10.1%); and Maryland General Hospital, Baltimore, Maryland (5.7%).

The following owned beneficially more than 5% of the outstanding shares of Capital Growth Portfolio: First Maryland Bancorp Thrift Plan, Baltimore, Maryland (23.9%).

The following owned beneficially more than 5% of the outstanding shares of Income Portfolio: First Maryland Bancorp Thrift Plan, Baltimore, Maryland (21.4%); First Maryland Bancorp Pension Plan, Baltimore, Maryland (6.2%).


The following owned beneficially more than 5% of the outstanding shares of Money Market Portfolio: Gillis Memorial Building Fund, Baltimore, Maryland (85%); and Mary E. Sharp, Marwood, Maryland (12%);


A shareholder owning beneficially more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Portfolio's other shareholders. First Maryland or its affiliates, however, may receive voting instructions from certain underlying customer accounts and will vote the shares in accordance with those instructions. In the absence of such instructions, First Maryland or its affiliates will vote those shares in the same proportion as it votes the shares for which it has received instructions from its customers and fiduciary accounts.





                                     AUDITOR




KPMG Peat Marwick LLP, 99 High Street, Boston, MA, independent auditors, has been selected as the auditor for the Fund. KPMG Peat Marwick LLP will examine financial statements for the Portfolios and will provide other audit, tax and related services.




                              FINANCIAL STATEMENTS

The Fund's financial statements and financial highlights for the fiscal year ended April 30, 1995 and for the six month period ended October 31, 1995 are included in the Annual Report and Semi-Annual Report respectively, which are separate reports supplied with this Statement of Additional Information. The Fund's financial statements and financial highlights are incorporated herein by reference.




                                    APPENDIX

Description of selected indices:

Dow Jones Industrial Average is an unmanaged index of common stock prices representing stocks of major industrial companies and includes reinvestment of dividends.

Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stock prices and includes reinvestment of dividends.

NASDAQ Composite Index is an unmanaged index of over-the-counter stock prices and does not assume reinvestment of dividends.

Russell 2000 Index is an unmanaged index of small capitalization stocks that includes reinvestment of dividends.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is a broad measure of bond performance and includes reinvestment of dividends. It is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index.

Lehman Brothers Government Bond Index is an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and of corporate debt guaranteed by the U.S. government. The index excludes flower bonds, foreign targeted issues, and mortgage-backed securities.

Lehman Brothers Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's or BBB by S&P or, in the case of unrated bonds, BBB by Fitch Investors Service. Collateralized mortgage obligations are not included in the Corporate Bond Index.

The Government Bond Index and the Corporate Bond Index combine to form the Government/Corporate Bond Index.

Lehman Brothers Intermediate Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities of one to ten years and are rated at least Baa by Moody's or BBB by S&P, or, in the case of unrated bonds, BBB by Fitch Investors Service.

Lehman Brothers Long-Term Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities greater than ten years and are rated at least Baa by Moody's or BBB by S&P, or, in the case of unrated bonds, BBB by Fitch Investors Service.

Salomon Brothers High Grade Corporate Bond Index is an index of high quality corporate bonds with a minimum maturity of at least ten years and with total debt outstanding of at least $50 million. Issues included in the index are rated AA or better by Moody's or AA or better by S&P.

Merrill Lynch High and Medium Quality Intermediate-Term Corporate Index is an index comprised of all public, fixed-rate, non-convertible corporate debt. Issues included in this index have remaining maturities of between one year and
9.99 years. Issues included in the index are rated at least BBB by S&P.

Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:

Moody's ratings for state and municipal and other short-term obligations are designated Moody's Investment Grade ("MIG," or "VMIG" for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Description of Standard & Poor's Ratings Group's ratings of state and municipal notes:

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

Description of Moody's Investors Service, Inc.'s municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Ratings Group's municipal bond ratings:

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Description of Moody's Investors Service, Inc.'s commercial paper ratings:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


      - Leading market positions in well-established industries.
      - High rates of return on funds employed.
      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and with high internal cash generation.
      - Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Ratings Group's commercial paper ratings:

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors Service, Inc.'s corporate bond ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Ratings Group's corporate bond ratings:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only to a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.




                           Part C - Other Information

Item 24 Financial Statements and Exhibits



          (a)  Financial Statements
               Part A - Prospectus:  Financial Highlights



               Part B - Statement of Additional Information The Registrant's audited financial statements for the fiscal year ended April 30, 1995 as filed with the Commission is incorporated herein by reference. Semi-annual unaudited financial statements for the period ended October 31, 1995 as filed with the Commission on December 29, 1995 is incorporated herein by reference.


          (b)  Exhibits:

               (1) (a) Declaration of Trust dated October 22, 1992 is incorporated by reference as Exhibit 1 to the Registration Statement.

                    (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference as Exhibit 1(b) to Pre-Effective Amendment No. 2.


                    (c) Supplement dated March 23, 1993 to the Amended and Restated declaration of Trust dated March 19, 1993 is incorporated by reference as Exhibit 1(c) to Pre-Effective Amendment No. 2.



                    (d) Investment Advisory Agreement between ARK Funds and the First National Bank of Maryland dated July 13, 1995.



                    (e) Schedule to Investment Advisory Agreement dated April 12, 1993 between ARK Funds and the First National Bank of Maryland.


               (2)  By-Laws  of the  Trust  are  incorporated  by  reference  as
                    Exhibit 1(d) to Pre-Effective Amendment No. 2.

               (3)  Not Applicable.

               (4)  Not Applicable.

               (5) (a) Investment Advisory Agreement between ARK Funds and The First National Bank of Maryland dated April 12, 1993 is incorporated herein by reference to Exhibit 5(a) to Pre-Effective Amendment No. 2.

                    (b) Investment Advisory Agreement between ARK Funds, and AIB Investment Managers Limited, on behalf of International Equity Portfolio dated June 7, 1994 is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 3.


               (6) (a) Distribution Agreement between ARK Funds and SEI Financial Services Company dated November 1, 1995 is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 6.



                    (b) Administration Agreement between ARK Funds and SEI Financial Management Corporation dated November 1, 1995 is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 6.


               (7)  Not Applicable.

timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.